                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 99.4%
AEROSPACE & DEFENSE - 3.9%
General Dynamics Corporation                              184,100   $ 13,194,447
L-3 Communications Holdings, Inc.                          46,000      3,603,180
                                                                    ------------
                                                                      16,797,627
                                                                    ------------
AIR FREIGHT & LOGISTICS - 3.0%
FedEx Corporation                                         119,500     12,987,260
                                                                    ------------
BIOTECHNOLOGY - 3.7%
Amgen, Inc. *                                             220,150     15,747,329
                                                                    ------------
BROADCASTING & CABLE TV - 2.3%
CBS Corporation (Cl.B)                                    152,950      4,308,602
Univision Communications, Inc. *                          155,500      5,339,870
                                                                    ------------
                                                                       9,648,472
                                                                    ------------
COAL & CONSUMABLE FUELS - 2.1%
Evergreen Energy, Inc. *                                  872,400      9,168,924
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.7%
ADC Telecommunications, Inc. *                            474,114      7,111,710
                                                                    ------------
CONSTRUCTION & ENGINEERING - 1.6%
Shaw Group, Inc. *                                        292,200      6,907,608
                                                                    ------------
CONSUMER FINANCE - 7.6%
American Express Company                                  222,700     12,489,016
First Marblehead Corporation (1)                          286,100     19,815,286
                                                                    ------------
                                                                      32,304,302
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
First Data Corporation                                    208,700      8,765,400
                                                                    ------------
DRUG RETAIL - 3.1%
CVS Corporation                                           419,500     13,474,340
                                                                    ------------
HEALTH CARE EQUIPMENT - 4.3%
Zimmer Holdings, Inc. *                                   274,300     18,515,250
                                                                    ------------
HEALTH CARE SERVICES - 1.9%
Medco Health Solutions, Inc. *                            138,100      8,301,191
                                                                    ------------
HOME IMPROVEMENT RETAIL - 2.6%
Home Depot, Inc.                                          311,200     11,287,224
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 2.6%
Carnival Corporation                                      237,500     11,169,625
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 5.9%
Costco Wholesale Corporation                              231,000     11,476,080
Wal-Mart Stores, Inc.                                     275,800     13,602,456
                                                                    ------------
                                                                      25,078,536
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 7.1%
General Electric Company (1)                              522,700     18,451,310
Tyco International, Ltd.                                  419,600     11,744,604
                                                                    ------------
                                                                      30,195,914
                                                                    ------------
INDUSTRIAL GASES - 2.1%
Praxair, Inc.                                             151,000      8,933,160
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INTEGRATED OIL & GAS - 5.9%
Chevron Corporation                                       134,000   $  8,691,240
Exxon Mobil Corporation                                   246,900     16,566,990
                                                                    ------------
                                                                      25,258,230
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.0%
Unisys Corporation *                                    1,505,850      8,523,111
                                                                    ------------
MANAGED HEALTH CARE - 5.0%
UnitedHealth Group, Inc.                                  172,000      8,462,400
WellPoint, Inc. *                                         166,600     12,836,530
                                                                    ------------
                                                                      21,298,930
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.2%
Time Warner, Inc.                                         505,000      9,206,150
                                                                    ------------
MULTI-LINE INSURANCE - 4.9%
American International Group, Inc.                        315,800     20,924,908
                                                                    ------------
OIL & GAS DRILLING - 0.7%
Transocean, Inc. * (1)                                     40,200      2,943,846
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.0%
BJ Services Company                                       146,700      4,420,071
Halliburton Company                                       299,400      8,517,930
                                                                    ------------
                                                                      12,938,001
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.1%
Citigroup, Inc.                                           278,600     13,838,062
JPMorgan Chase & Company                                  165,900      7,790,664
                                                                    ------------
                                                                      21,628,726
                                                                    ------------
PACKAGED FOODS & MEATS - 1.9%
Tyson Foods, Inc. (1)                                     510,000      8,098,800
                                                                    ------------
PHARMACEUTICALS - 3.1%
Johnson & Johnson                                         201,400     13,078,916
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.2%
Berkshire Hathaway, Inc. *                                    145     13,891,000
                                                                    ------------
SYSTEMS SOFTWARE - 3.3%
Microsoft Corporation                                     510,200     13,943,766
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.6%
Sprint Nextel Corporation                                 392,800      6,736,520
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $361,640,913)                                    $424,864,776
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 0.2%
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 0.2%
Fairway Finance Corporation
   5.26%, 10/2/2006                                     1,000,000   $    999,854
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Amortized Cost $999,854)                                        $    999,854
                                                                    ------------
COMMERCIAL PAPER - 0.2%
ELECTRIC - 0.2%
Florida Power & Light Company
   5.25%, 10/3/2006                                     1,000,000        999,708
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $999,708)                                        $    999,708
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.88%, dated 09-29-06,
   matures 10-02-06; repurchase amount of $960,390
   (Collateralized by U.S. Treasury Note, 6.50%,
   10-15-06 with a value of $979,877)                  $  960,000   $    960,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $960,000)                                        $    960,000
                                                                    ------------
TOTAL INVESTMENTS (SBL A FUND)
   (AMORTIZED COST $364,600,475) - 100.0%                           $427,824,338
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                            (119,869)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $427,704,469
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $364,600,475.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 96.7%
AEROSPACE & DEFENSE - 3.3%
United Technologies Corporation                           228,400   $ 14,469,140
                                                                    ------------
AGRICULTURAL PRODUCTS - 2.4%
Archer-Daniels-Midland Company (1)                        281,400     10,659,432
                                                                    ------------
ALUMINUM - 0.8%
Alcoa, Inc.                                               119,600      3,353,584
                                                                    ------------
BROADCASTING & CABLE TV - 3.9%
CBS Corporation (Cl.B)                                    342,100      9,636,957
Clear Channel Communications, Inc.                        257,600      7,431,760
                                                                    ------------
                                                                      17,068,717
                                                                    ------------
COMPUTER HARDWARE - 2.8%
Hewlett-Packard Company                                   331,200     12,151,728
                                                                    ------------
CONSTRUCTION & ENGINEERING - 2.3%
Shaw Group, Inc. *                                        423,700     10,016,268
                                                                    ------------
CONSUMER FINANCE - 4.1%
First Marblehead Corporation (1)                          263,350     18,239,621
                                                                    ------------
DIVERSIFIED CHEMICALS - 3.3%
Dow Chemical Company                                      176,400      6,876,072
E.I. Du Pont de Nemours & Company                         178,600      7,651,224
                                                                    ------------
                                                                      14,527,296
                                                                    ------------
DRUG RETAIL - 3.5%
CVS Corporation                                           477,800     15,346,936
                                                                    ------------
ELECTRIC UTILITIES - 1.9%
Edison International                                      196,300      8,173,932
                                                                    ------------
EXCHANGE TRADED FUNDS - 5.6%
iShares Russell 1000 Value Index Fund                     170,600     13,149,848
iShares S&P 500 Value Index Fund                          162,600     11,671,428
                                                                    ------------
                                                                      24,821,276
                                                                    ------------
HEALTH CARE SERVICES - 2.3%
Medco Health Solutions, Inc. *                            165,200      9,930,172
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 2.9%
Costco Wholesale Corporation                              254,200     12,628,656
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 9.1%
General Electric Company                                  351,900     12,422,070
McDermott International, Inc. *                           387,300     16,189,140
Tyco International, Ltd.                                  406,600     11,380,734
                                                                    ------------
                                                                      39,991,944
                                                                    ------------
INTEGRATED OIL & GAS - 9.3%
Chevron Corporation                                       151,000      9,793,860
ConocoPhillips                                             92,500      5,506,525
Exxon Mobil Corporation                                   204,600     13,728,660

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INTEGRATED OIL & GAS (CONTINUED)
Sasol, Ltd. ADR                                           360,500   $ 11,856,845
                                                                    ------------
                                                                      40,885,890
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.2%
Windstream Corporation                                     61,932        816,883
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 1.6%
Unisys Corporation *                                    1,273,500      7,208,010
                                                                    ------------
MANAGED HEALTH CARE - 3.0%
WellPoint, Inc. *                                         171,500     13,214,075
                                                                    ------------
MOVIES & ENTERTAINMENT - 6.2%
News Corporation                                          488,800      9,604,920
Time Warner, Inc.                                         712,600     12,990,698
Viacom, Inc. (Cl.B) *                                     122,100      4,539,678
                                                                    ------------
                                                                      27,135,296
                                                                    ------------
MULTI-LINE INSURANCE - 4.1%
American International Group, Inc.                        272,600     18,062,476
                                                                    ------------
OIL & GAS DRILLING - 0.6%
Transocean, Inc. * (1)                                     39,100      2,863,293
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 2.1%
Halliburton Company                                       332,600      9,462,470
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 2.3%
Williams Companies, Inc.                                  426,800     10,187,716
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.4%
Citigroup, Inc.                                           266,300     13,227,121
JPMorgan Chase & Company                                  221,700     10,411,032
                                                                    ------------
                                                                      23,638,153
                                                                    ------------
PACKAGED FOODS & MEATS - 1.6%
Tyson Foods, Inc. (1)                                     441,700      7,014,196
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.1%
Berkshire Hathaway, Inc. *                                    190     18,202,000
                                                                    ------------
RAILROADS - 2.4%
Union Pacific Corporation                                 122,800     10,806,400
                                                                    ------------
SPECIALTY CHEMICALS - 1.8%
Rohm & Haas Company                                       172,200      8,153,670
                                                                    ------------
TOBACCO - 1.6%
Altria Group, Inc.                                         91,800      7,027,290
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.2%
Alltel Corporation                                         59,900      3,324,450

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
Sprint Nextel Corporation                                 372,600   $  6,390,090
                                                                    ------------
                                                                       9,714,540
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $358,238,589)                                    $425,771,060
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 2.2%
FINANCIAL COMPANIES - DIVERSIFIED - 0.3%
Govco, Inc.
   5.26%, 10/16/2006                                    1,200,000      1,197,370
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 1.9%
Fairway Finance Corporation
   5.255%, 10/3/2006                                    1,000,000        999,708
   5.255%, 10/4/2006                                    1,600,000      1,599,299
   5.255%, 10/10/2006                                   1,000,000        998,686
Jupiter Securitization Corporation
   5.25%, 10/5/2006                                     1,000,000        999,417
   5.26%, 10/6/2006                                     1,000,000        999,269
   5.26%, 10/11/2006                                    1,200,000      1,198,247
   5.26%, 10/13/2006                                    1,600,000      1,597,195
                                                                    ------------
                                                                       8,391,821
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Amortized
   Cost $9,589,191)                                                 $  9,589,191
                                                                    ------------
COMMERCIAL PAPER - 0.7%
BROKERAGE - 0.3%
Morgan Stanley
   5.26%, 10/2/2006                                     1,300,000      1,299,810
                                                                    ------------
FINANCIAL - OTHER - 0.4%
Countrywide Financial Corporation
   5.29%, 10/12/2006                                    1,800,000      1,797,091
                                                                    ------------

TOTAL COMMERCIAL PAPER
   (Amortized Cost $3,096,901)                                      $  3,096,901
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.88%, dated 09-29-06,
   matures 10-02-06; repurchase amount of $957,389
   (Collateralized by U.S. Treasury Note, 6.50%,
   10-15-06 with a value of $976,786)                  $  957,000   $    957,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $957,000)                                        $    957,000
                                                                    ------------
TOTAL INVESTMENTS (SBL B FUND)
   (AMORTIZED COST $371,881,681) - 99.8%                            $439,414,152
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             866,481
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $440,280,633
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $371,928,647.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
September 30,2006 (Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CERTIFICATE OF DEPOSIT - 13.0%
Barclay's Bank plc (NYC) CD
   5.33, 2006                                           1,500,000   $  1,500,034
BNP Paribas NY Branch CD
   5.08, 2006                                           2,200,000      2,198,315
Credit Suisse NY CD
   4.75, 2006                                           3,000,000      2,997,695
Royal Bank of Canada NY CD
   5.33, 2006                                           2,500,000      2,500,012
Royal Bank of Scotland NY CD
   4.75, 2006                                           2,300,000      2,297,912
UBS AG Stamford CT CD
   5.29, 2006                                           2,800,000      2,799,991
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT
   (Amortized Cost $14,293,258)                                     $ 14,293,959
                                                                    ------------
CORPORATE BOND - 26.4%
AUTOMOTIVE - 3.7%
American Honda Finance Corporation
   5.504%, 2006 (1)(2)(3)(4)                           $1,550,000      1,551,483
Toyota Motor Credit Corporation
   5.435%, 2006 (1)(2)                                  2,500,000      2,501,198
                                                                    ------------
                                                                       4,052,681
                                                                    ------------
BROKERAGE - 10.3%
Bear Stearns Companies, Inc.
   5.67%, 2006 (1)(2)                                   1,300,000      1,300,789
Goldman Sachs Group, Inc.
   5.63%, 2006 (1)(2)                                   2,000,000      2,002,602
   5.66%, 2006 (1)(2)                                   1,500,000      1,500,294
Merrill Lynch & Company, Inc.
   5.42%, 2006 (1)(2)                                   1,000,000      1,000,089
   5.505%, 2006 (1)(2)                                  2,385,000      2,386,560
Morgan Stanley
   5.53%, 2006 (1)(2)                                   1,600,000      1,600,974
   5.55%, 2006 (1)(2)                                   1,500,000      1,500,449
                                                                    ------------
                                                                      11,291,757
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 5.0%
General Electric Capital Corporation
   5.38%, 2007                                          1,000,000      1,000,416
HSBC Finance Corporation
   5.44%, 2006 (1)(2)                                   3,000,000      3,001,341
   5.59%, 2006 (1)(2)                                   1,550,000      1,551,232
                                                                    ------------
                                                                       5,552,989
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 5.6%
American Express Credit Corporation
   5.42%, 2006 (1)(2)                                   3,675,000      3,675,875
SLM Corporation
   5.605%, 2006 (1)(2)                                  2,500,000      2,501,615
                                                                    ------------
                                                                       6,177,490
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
NON U.S. BANKING - 1.8%
Royal Bank of Scotland plc
   5.367%, 2006 (1)(2)(3)                              $2,000,000   $  2,001,048
                                                                    ------------
TOTAL CORPORATE BOND
   (Amortized Cost $29,072,485)                                     $ 29,075,965
                                                                    ------------
MISCELLANEOUS ASSET - 2.7%
FUNDING AGREEMENT - 2.7%
United of Omaha Life Insurance Company
   5.38%, 2006 (1)(2)                                   3,000,000      3,000,000
                                                                    ------------
TOTAL MISCELLANEOUS ASSET
   (Amortized Cost $3,000,000)                                      $  3,000,000
                                                                    ------------
MORTGAGE BACKED SECURITIES - 1.4%
OTHER NON-AGENCY - 1.4%
PASS-THRU'S - 1.4%
Small Business Administration Pools
   #503295, 5.75% - 2006 (1)(2)                           132,524        133,262
   #503303, 5.75% - 2006 (1)(2)                           209,630        210,799
   #503308, 5.75% - 2006 (1)(2)                           150,458        150,458
   #503459, 5.75% - 2006 (1)(2)                            79,703         79,404
   #503176, 5.87% - 2006 (1)(2)                            25,632         25,761
   #503343, 5.87% - 2006 (1)(2)                           240,612        240,612
   #503347, 5.87% - 2006 (1)(2)                           421,402        421,402
   #502353, 6.00% - 2006 (1)(2)                            41,003         41,003
   #502163, 6.25% - 2006 (1)(2)                           216,766        216,766
                                                                    ------------
                                                                       1,519,467
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Amortized Cost $1,517,773)                                      $  1,519,467
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES -
   11.1%
Federal Home Loan Bank
   5.13% - 2006                                         2,500,000      2,499,140
   5.40% - 2007                                         2,000,000      2,000,322
   5.50% - 2007 to 2007                                 5,200,000      5,202,818
Federal Home Loan Mortgage Corporation
   4.85% - 2007                                         1,500,000      1,497,195
   5.38% - 2007                                         1,000,000      1,000,164
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED
   AGENCY BONDS & NOTES
   (Amortized Cost $12,200,367)                                     $ 12,199,639
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 33.2%
FINANCIAL COMPANIES - DIVERSIFIED - 8.6%
Amstel Funding Corporation
   5.26%, 10/16/2006                                    1,627,000      1,623,421
Amsterdam Funding Corporation
   5.26%, 10/6/2006                                     1,200,000      1,199,123
   5.26%, 10/19/2006                                    1,600,000      1,595,792

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - DIVERSIFIED (CONTINUED)
Govco, Inc.
   5.29%, 10/17/2006                                    1,000,000   $    997,788
   5.36%, 10/18/2006                                    2,000,000      1,995,282
   5.28%, 11/27/2006                                    2,000,000      1,983,573
                                                                    ------------
                                                                       9,394,979
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES -
   10.2%
Fairway Finance Corporation
   5.26%, 10/2/2006                                     2,800,000      2,799,592
   5.257%, 10/5/2006                                    2,100,000      2,098,773
Falcon Asset Securitization Corporation
   5.26%, 10/13/2006                                    1,000,000        998,247
   5.26%, 11/9/2006                                     1,236,000      1,228,957
   5.26%, 11/13/2006                                    2,100,000      2,086,980
Jupiter Securitization Corporation
   5.25%, 10/26/2006                                    2,000,000      1,992,708
                                                                    ------------
                                                                      11,205,257
                                                                    ------------
FINANCIAL COMPANIES - SECURITIES - 6.7%
Galaxy Funding, Inc.
   5.27%, 10/2/2006                                     2,200,000      2,200,000
   5.26%, 10/20/2006                                    1,400,000      1,396,286
Perry Global Funding LLC
   5.255%, 10/3/2006                                    1,796,000      1,795,733
   5.275%, 10/10/2006                                   2,000,000      1,997,363
                                                                    ------------
                                                                       7,389,382
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 7.7%
Eureka Securitization
   5.25%, 10/23/2006                                    4,000,000      3,987,167
Old Line Funding LLC
   5.265%, 10/17/2006                                   1,800,000      1,795,788
   5.26%, 11/3/2006                                     1,500,000      1,492,767
Sheffield Receivables Corporation
   5.26%, 10/4/2006                                     1,200,000      1,199,474
                                                                    ------------
                                                                       8,475,196
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Amortized Cost $36,463,093)                                     $ 36,464,814
                                                                    ------------
COMMERCIAL PAPER - 16.3%
AUTOMOTIVE - 0.9%
American Honda Finance
   5.22%, 10/16/2006                                    1,000,000        997,825
                                                                    ------------
BANKING - 2.4%
UBS Finance (DE) LLC
   5.34%, 10/11/2006                                    2,700,000      2,696,446
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER (CONTINUED)
BROKERAGE - 1.4%
Merrill Lynch & Company, Inc.
   5.23%, 10/30/2006                                    1,500,000   $  1,493,680
                                                                    ------------
FINANCIAL - OTHER - 1.5%
Countrywide Financial Corporation
   5.40%, 10/2/2006                                     1,600,000      1,599,760
                                                                    ------------
NON U.S. BANKING - 10.1%
Danske Corporation
   5.245%, 10/13/2006                                   2,000,000      1,996,503
   5.30%, 10/19/2006                                    1,700,000      1,695,788
   5.26%, 12/4/2006                                     1,600,000      1,585,356
Societe Generale
   5.26%, 10/12/2006                                    1,350,000      1,347,830
Westpac Banking Corporation
   5.26%, 10/24/2006                                    2,400,000      2,391,935
   5.255%, 11/16/2006                                   2,100,000      2,086,074
                                                                    ------------
                                                                      11,103,486
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $17,889,955)                                     $ 17,891,197
                                                                    ------------
TOTAL INVESTMENTS (SBL C FUND)
   (AMORTIZED COST $114,436,931) - 104.1%                           $114,445,041
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%                        (4,476,145)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $109,968,896
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $114,436,931.

1   - Maturity date indicated is next interest reset date.

2   - Variable rate security. Rate indicated is rate effective at September 30,
      2006.

3   - Private Placement

4   - Security is a 144A security. See Notes to Financials.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 98.2%
AUSTRALIA - 0.3%
Macquarie Airports                                        607,401   $  1,389,768
                                                                    ------------
BERMUDA - 0.3%
Everest Re Group, Ltd.                                     16,700      1,628,751
                                                                    ------------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                      74,256      3,369,737
Empresa Brasileira de Aeronautica S.A. ADR                126,826      4,980,457
                                                                    ------------
                                                                       8,350,194
                                                                    ------------
CANADA - 1.7%
Husky Energy, Inc.                                         95,900      6,174,254
Manulife Financial Corporation                             88,566      2,852,623
                                                                    ------------
                                                                       9,026,877
                                                                    ------------
CAYMAN ISLANDS - 3.0%
ACE, Ltd.                                                  61,299      3,354,894
GlobalSantaFe Corporation                                  86,400      4,319,136
Transocean, Inc. *                                         80,300      5,880,369
XL Capital, Ltd.                                           40,600      2,789,220
                                                                    ------------
                                                                      16,343,619
                                                                    ------------
DENMARK - 0.3%
Novo-Nordisk A/S (Cl.B)                                    22,000      1,635,173
                                                                    ------------
FINLAND - 0.7%
Fortum Oyj                                                127,800      3,404,651
Neste Oil Oyj                                              15,975        464,271
                                                                    ------------
                                                                       3,868,922
                                                                    ------------
FRANCE - 5.5%
Arkema *                                                   20,547        969,446
LVMH Moet Hennessy Louis Vuitton S.A.                      63,830      6,576,032
NicOx S.A. *                                               25,810        338,722
Sanofi-Aventis                                             97,290      8,660,062
Societe Generale                                           37,500      5,967,476
Technip S.A.                                               92,150      5,237,004
Total S.A.                                                 35,132      2,305,308
                                                                    ------------
                                                                      30,054,050
                                                                    ------------
GERMANY - 4.4%
Allianz AG                                                 36,080      6,243,832
Bayerische Motoren Werke (BMW) AG *                        96,751      5,181,972
SAP AG                                                     30,269      6,002,754
Siemens AG                                                 74,022      6,457,508
                                                                    ------------
                                                                      23,886,066
                                                                    ------------
HONG KONG - 0.3%
Hutchison Whampoa, Ltd.                                   216,918      1,915,612
                                                                    ------------
INDIA - 3.0%
Hindustan Lever, Ltd.                                     624,100      3,504,052
ICICI Bank, Ltd. ADR (1)                                   50,350      1,546,248
Infosys Technologies, Ltd.                                169,498      6,845,165

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INDIA (CONTINUED)
ZEE Telefilms, Ltd. *                                     689,300   $  4,605,317
                                                                    ------------
                                                                      16,500,782
                                                                    ------------
IRELAND - 0.0%
Anglo Irish Bank Corporation plc                              598          9,827
                                                                    ------------
ITALY - 0.5%
Bulgari SpA                                               203,600      2,591,953
                                                                    ------------
JAPAN - 10.5%
Canon, Inc.                                                42,300      2,205,867
Chugai Pharmaceutical Company, Ltd.                       100,800      2,167,467
Credit Saison Company, Ltd. (1)                            63,700      2,685,511
Fanuc, Ltd.                                                16,600      1,295,678
Hoya Corporation                                           88,700      3,341,503
KDDI Corporation                                              915      5,701,079
Keyence Corporation                                        11,100      2,555,936
Kyocera Corporation                                        25,700      2,199,594
Murata Manufacturing Company, Ltd.                         74,600      5,178,582
Nidec Corporation                                          21,900      1,651,886
Nintendo Company, Ltd.                                     14,400      2,967,162
Resona Holdings, Inc.                                         864      2,589,257
Shionogi & Company, Ltd.                                  202,000      3,710,815
Shiseido Company, Ltd.                                     94,000      1,878,010
Sony Corporation                                          150,200      6,077,934
Square Enix Company, Ltd.                                  85,100      2,064,013
Sumitomo Mitsui Financial Group, Inc.                         118      1,238,688
Takeda Pharmaceutical Company, Ltd.                        44,000      2,745,227
Toyota Motor Corporation                                   88,600      4,815,340
                                                                    ------------
                                                                      57,069,549
                                                                    ------------
MEXICO - 2.1%
Fomento Economico Mexicano, S.A. de C.V. *                379,900      3,688,870
Grupo Modelo, S.A. de C.V. (Cl.C)                         524,800      2,290,871
Grupo Televisa S.A. ADR                                   256,532      5,453,870
                                                                    ------------
                                                                      11,433,611
                                                                    ------------
NETHERLANDS - 2.2%
European Aeronautic Defence and Space Company N.V.        189,880      5,460,570
Koninklijke (Royal) Philips Electronics N.V.              181,600      6,371,485
                                                                    ------------
                                                                      11,832,055
                                                                    ------------
NORWAY - 0.3%
Tandberg ASA                                              168,900      1,803,774
                                                                    ------------
PANAMA - 1.3%
Carnival Corporation                                      152,000      7,148,560
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30,2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
REPUBLIC OF KOREA - 2.0%
Hyundai Heavy Industries Company, Ltd.                     14,161   $  1,960,466
Samsung Electronics Company, Ltd. *                         5,964      4,185,042
SK Telecom Company, Ltd. ADR                              208,180      4,919,293
                                                                    ------------
                                                                      11,064,801
                                                                    ------------
SINGAPORE - 0.2%
Singapore Press Holdings, Ltd.                            476,466      1,230,016
                                                                    ------------
SPAIN - 0.9%
Industria de Diseno Textil S.A.                           102,200      4,763,675
                                                                    ------------
SWEDEN - 5.6%
Hennes & Mauritz AB (Cl.B)                                226,400      9,469,119
Investor AB (Cl.B) (1)                                    146,227      3,042,987
Telefonaktiebolaget LM Ericsson (Cl.B)                  5,213,200     18,069,278
                                                                    ------------
                                                                      30,581,384
                                                                    ------------
SWITZERLAND - 3.3%
Credit Suisse Group                                       114,266      6,611,600
Novartis AG                                                53,178      3,104,602
Roche Holding AG                                           41,061      7,099,639
Syngenta AG                                                 7,431      1,120,830
                                                                    ------------
                                                                      17,936,671
                                                                    ------------
TAIWAN, PROVINCE OF CHINA - 1.4%
Benq Corporation                                        1,409,000        827,822
MediaTek, Inc.                                            376,200      3,568,247
Taiwan Semiconductor Manufacturing Company, Ltd. ADR      332,047      3,187,651
                                                                    ------------
                                                                       7,583,720
                                                                    ------------
UNITED KINGDOM - 12.5%
3i Group plc (1)                                          124,746      2,185,945
BP plc ADR                                                 67,475      4,425,010
Burberry Group plc                                        205,384      1,982,130
Cadbury Schweppes plc                                     536,345      5,708,362
Diageo plc                                                167,734      2,962,783
GUS plc                                                    91,552      1,655,700
HSBC Holdings plc                                         315,619      5,756,795
Pearson plc                                               165,870      2,361,586
Prudential plc                                            396,876      4,929,837
Reckitt Benckiser plc                                     199,333      8,262,160
Royal Bank of Scotland Group plc                          242,212      8,343,538
Smith & Nephew plc                                        294,943      2,712,548
Tesco plc                                                 604,115      4,074,369
Vodafone Group plc                                      4,684,537     10,743,345
WPP Group plc                                             144,450      1,790,244
                                                                    ------------
                                                                      67,894,352
                                                                    ------------
UNITED STATES - 34.4%
3M Company                                                 71,100      5,291,262
Adobe Systems, Inc. *                                     180,900      6,774,705

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Advanced Micro Devices, Inc. *                            316,000   $  7,852,600
Affymetrix, Inc. *                                         51,100      1,101,716
Altera Corporation *                                      182,900      3,361,702
Amgen, Inc. *                                              58,400      4,177,352
Atherogenics, Inc. *                                       85,100      1,120,767
Automatic Data Processing, Inc.                           137,400      6,504,516
Avis Budget Group, Inc.                                    20,900        382,261
Avon Products, Inc.                                        79,100      2,425,206
Berkshire Hathaway, Inc. (Cl.B) *                             960      3,047,040
Biomet, Inc.                                               87,700      2,823,063
Boeing Company                                             44,200      3,485,170
Boston Scientific Corporation *                           225,847      3,340,277
Chevron Corporation                                        54,554      3,538,373
Cisco Systems, Inc. *                                      97,400      2,240,200
Coach, Inc. *                                              78,000      2,683,200
Conor Medsystems, Inc. *                                   32,100        756,597
Corning, Inc. *                                           268,500      6,554,085
Cree, Inc. *                                               90,700      1,823,977
eBay, Inc. *                                              281,500      7,983,340
Emerson Electric Company                                   41,800      3,505,348
Express Scripts, Inc. *                                    28,600      2,159,014
Genentech, Inc. *                                          29,400      2,431,380
Getty Images, Inc. *                                       36,200      1,798,416
Gilead Sciences, Inc. *                                    67,200      4,616,640
International Game Technology                             100,400      4,166,600
International Rectifier Corporation *                      55,700      1,940,588
Intuit, Inc. *                                            148,100      4,752,529
Johnson & Johnson                                          22,300      1,448,162
JPMorgan Chase & Company                                   92,392      4,338,728
Juniper Networks, Inc. *                                  281,700      4,867,776
Linear Technology Corporation                              48,300      1,503,096
Lockheed Martin Corporation                                35,400      3,046,524
Maxim Integrated Products, Inc.                           129,300      3,629,451
Medtronic, Inc.                                            40,500      1,880,820
Microsoft Corporation                                     355,200      9,707,616
Morgan Stanley                                             92,900      6,773,339
Nektar Therapeutics * (2)                                  57,268        825,232
Northern Trust Corporation                                 92,000      5,375,560
Northrop Grumman Corporation                               39,400      2,681,958
Novell, Inc. *                                            288,700      1,766,844
Nuvelo, Inc. *                                             30,500        556,320
Qualcomm, Inc.                                             65,740      2,389,649
Quest Diagnostics, Inc.                                    45,400      2,776,664
Raytheon Company                                           65,100      3,125,451
Realogy Corporation *                                      55,650      1,262,142
Sirius Satellite Radio, Inc. *                          1,106,100      4,324,851
Starbucks Corporation *                                    62,700      2,134,935
Theravance, Inc. *                                         42,900      1,160,016
Tiffany & Company                                         119,400      3,964,080
Wal-Mart Stores, Inc.                                     114,600      5,652,072

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Walt Disney Company                                       118,200   $  3,653,562
Wyeth                                                      48,500      2,465,740
Xilinx, Inc.                                              122,200      2,682,290
Yahoo!, Inc.*                                              39,400        996,032
                                                                    ------------
                                                                     187,626,834
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $393,031,168)                                    $535,170,596
                                                                    ------------
PREFERRED STOCK - 0.6%
GERMANY - 0.6%
Porsche AG                                                  3,032      3,140,378
                                                                    ------------
TOTAL PREFERRED STOCK
   (Amortized Cost $839,955)                                        $  3,140,378
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.6%
State Street, 2.75%, 09-29-06,
   matures 10-02-06; repurchase
   amount $3,598,565
   (Collateralized by FHLB,
   10-19-07 with a value of $3,672,527)                $3,597,740   $  3,597,740
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $3,597,740)                                      $  3,597,740
                                                                    ------------
TOTAL INVESTMENTS (SBL D FUND)
   (AMORTIZED COST $397,468,863) - 99.4%                            $541,908,714
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                           3,159,842
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $545,068,556
                                                                    ============

INVESTMENT CONCENTRATION

At September 30, 2006, the investment diversification of the fund was as follows:

                                                          % OF
INDUSTRY                                               NET ASSETS      VALUE
--------                                               ----------   ------------
Communications Equipment                                      6.5%  $ 35,924,762
Pharmaceuticals                                               6.4     34,157,653
Semiconductors                                                6.3     33,734,644
Diversified Banks                                             4.2     22,862,572
Aerospace & Defense                                           4.1     22,780,130
Wireless Telecommunication Services                           4.0     21,363,717
Application Software                                          3.2     17,529,988
Integrated Oil & Gas                                          3.0     16,442,946
Electronic Equipment Manufacturers                            2.8     14,927,500
Broadcasting & Cable TV                                       2.6     14,384,037
Apparel Retail                                                2.6     14,232,794
Apparel, Accessories & Luxury Goods                           2.6     13,833,315
Industrial Conglomerates                                      2.5     13,664,382
Biotechnology                                                 2.4     13,280,431
Automobile Manufacturers                                      2.5     13,137,690
Consumer Electronics                                          2.3     12,449,419
Household Products                                            2.1     11,766,212
Health Care Equipment                                         2.0     11,513,305
Systems Software                                              2.1     11,474,460
Oil & Gas Drilling                                            1.9     10,199,505
Property & Casualty Insurance                                 1.7      9,191,154
Internet Software & Services                                  1.7      8,979,372
Life & Health Insurance                                       1.4      7,782,460
Asset Management & Custody Banks                              1.4      7,561,505
Hotels, Resorts & Cruise Lines                                1.3      7,148,560
IT Consulting & Other Services                                1.3      6,845,165
Investment Banking & Brokerage                                1.2      6,773,339
Diversified Capital Markets                                   1.2      6,611,600
Data Processing & Outsourced Services                         1.2      6,504,516
Multi-Line Insurance                                          1.1      6,243,832
Packaged Foods & Meats                                        1.0      5,708,362
Brewers                                                       1.0      5,660,608
Hypermarkets & Super Centers                                  1.0      5,652,072
Publishing                                                    0.9      5,390,018
Oil & Gas Equipment & Services                                1.0      5,237,003
Home Entertainment Software                                   0.9      5,031,175
Health Care Services                                          0.9      4,935,678
Other Diversified Financial Services                          0.8      4,338,728
Personal Products                                             0.8      4,303,217
Casinos & Gaming                                              0.8      4,166,600
Food Retail                                                   0.8      4,074,369
Specialty Stores                                              0.7      3,964,080
Soft Drinks                                                   0.7      3,688,870
Movies & Entertainment                                        0.7      3,653,562
Repurchase Agreements                                         0.7      3,597,741
Electrical Components & Equipment                             0.6      3,505,348
Electric Utilities                                            0.6      3,404,651
Multi-Sector Holdings                                         0.6      3,042,987
Distillers & Vintners                                         0.5      2,962,782
Consumer Finance                                              0.5      2,685,511
Regional Banks                                                0.5      2,589,257
Office Electronics                                            0.4      2,205,867
Restaurants                                                   0.4      2,134,935
Construction & Farm Machinery & Heavy Trucks                  0.3      1,960,466
Life Sciences Tools & Services                                0.4      1,926,948
Advertising                                                   0.3      1,790,244
Catalog Retail                                                0.3      1,655,700
Reinsurance                                                   0.3      1,628,751
Airport Services                                              0.3      1,389,768
Industrial Machinery                                          0.2      1,295,678
Real Estate Management & Development                          0.2      1,262,142
Fertilizers & Agricultural Chemicals                          0.2      1,120,831

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2006 (Unaudited) - continued

Commodity Chemicals                                           0.2        969,446
Computer Storage & Peripherals                                0.1        827,822
Oil & Gas Refining & Marketing                                0.1        464,271
Diversified Commercial & Professional Services                0.1        382,261
                                                             ----   ------------
TOTAL INVESTMENTS                                            99.4    541,908,714
OTHER ASSETS AND LIABILITIES, NET                             0.6      3,159,842
                                                             ----   ------------
NET ASSETS                                                    100%  $545,068,556
                                                             ----   ------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $398,929,106.

*   - Non-income producing security

1   - PFIC (Passive Foreign Investment Company)

2   - Security is restricted. See Notes to Financials.

Glossary:

ADR - American Depositary Receipt

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
PREFERRED STOCK - 0.8%
INSURANCE BROKERS - 0.8%
WoodBourne Pass-Through Trust (1)(2)(3)                        12   $  1,204,875
                                                                    ------------
TOTAL PREFERRED STOCK
   (Amortized Cost $1,205,796)                                      $  1,204,875
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND - 27.9%
AUTOMOTIVE - 2.5%
Ford Motor Credit Company
   6.50%, 2007                                         $  650,000        649,555
GMAC LLC
   6.31%, 2007                                            105,000        103,835
   6.407%, 2007 (1)                                     3,000,000      2,997,594
                                                                    ------------
                                                                       3,750,984
                                                                    ------------
BANKING - 4.2%
BankBoston Capital Trust IV
   5.99%, 2028 (1)                                      1,200,000      1,161,656
BOI Capital Funding No. 2, LP
   5.571%, 2016 (1)(2)(3)                                 650,000        626,981
Chase Capital III
   5.95%, 2027 (1)                                      1,200,000      1,154,531
Danske Bank A
   7.40%, 2010 (1)(2)(3)                                  800,000        811,678
Rabobank Capital Funding II
   5.26%, 2013 (1)(2)(3)                                1,200,000      1,174,397
Regions Financial Corporation
   7.00%, 2011                                          1,000,000      1,067,065
US Central Federal Credit Union
   2.70%, 2009                                            397,727        378,302
                                                                    ------------
                                                                       6,374,610
                                                                    ------------
BUILDING MATERIALS - 1.6%
CRH America, Inc.
   6.95%, 2012                                            600,000        632,643
Masco Corporation
   6.13%, 2016                                          1,750,000      1,737,755
                                                                    ------------
                                                                       2,370,398
                                                                    ------------
CHEMICALS - 0.5%
PPG Industries, Inc.
   7.40%, 2019                                            650,000        742,267
                                                                    ------------
ELECTRIC - 1.7%
Arizona Public Service Company
   6.38%, 2011                                            600,000        617,510
Cincinnati Gas & Electric
   5.70%, 2012                                            600,000        604,515
East Coast Power LLC
   6.74%, 2008                                             39,841         40,095
   7.07%, 2012                                            140,867        146,111
Kansas Gas & Electric
   5.65%, 2021                                            650,000        629,473

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
TXU Electric Delivery Company
   6.38%, 2015                                         $  600,000   $    619,461
                                                                    ------------
                                                                       2,657,165
                                                                    ------------
FINANCIAL - OTHER - 1.9%
Berkshire Hathaway Finance Corporation
   4.75%, 2012                                          1,800,000      1,760,798
Willis North America, Inc.
   5.63%, 2015                                          1,200,000      1,151,339
                                                                    ------------
                                                                       2,912,137
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 3.1%
CIT Group Funding Company of Canada
   4.65%, 2010 (4)                                      1,800,000      1,761,122
Residential Capital Corporation
   7.337%, 2009 (1)(2)(3)                               3,000,000      3,013,503
                                                                    ------------
                                                                       4,774,625
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.9%
Capital One Financial Corporation
   4.74%, 2007                                            650,000        646,839
Countrywide Capital I
   8.00%, 2026                                            700,000        702,631
Nelnet, Inc.
   7.40%, 2036 (1)(5)                                   2,500,000      2,512,650
SLM Corporation
   5.05%, 2014                                            600,000        583,058
                                                                    ------------
                                                                       4,445,178
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
General Electric Capital Corporation
   5.88%, 2012                                            600,000        619,121
                                                                    ------------
HEALTH CARE - 0.4%
WellPoint, Inc.
   6.80%, 2012                                            600,000        640,458
                                                                    ------------
INDEPENDENT ENERGY - 0.4%
Devon Financing Corporation ULC
   6.88%, 2011                                            600,000        638,521
                                                                    ------------
INSURANCE - LIFE - 2.3%
AIG SunAmerica Global Financing X
   6.90%, 2032 (2)(3)                                   1,200,000      1,346,742
Lincoln National Corporation
   7.00%, 2066 (1)                                      2,000,000      2,094,812
                                                                    ------------
                                                                       3,441,554
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 1.0%
Nationwide Mutual Insurance Company
   8.25%, 2031 (2)(3)                                     650,000        789,901
Navigators Group, Inc.
   7.00%, 2016                                            700,000        715,102
                                                                    ------------
                                                                       1,505,003
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE - 0.3%
Jones Intercable, Inc.
   7.63%, 2008                                         $  500,000   $    516,054
                                                                    ------------
NATURAL GAS PIPELINES - 0.6%
Consolidated Natural Gas Company
   6.63%, 2013                                            600,000        634,608
Express Pipeline, LP
   6.47%, 2013 (2)(3)                                     338,400        347,730
                                                                    ------------
                                                                         982,338
                                                                    ------------
RAILROADS - 0.9%
Canadian National Railway Company
   6.25%, 2034                                          1,200,000      1,288,620
                                                                    ------------
REIT's - 0.8%
Reckson Operating Partnership, LP
   5.15%, 2011                                          1,200,000      1,182,548
                                                                    ------------
SERVICES - 0.8%
American ECO Corporation
   9.63%, 2008 (2)(5)(6)(7)                               500,000             --
Western Union Company
   5.93%, 2016 (2)(3)                                   1,200,000      1,209,876
                                                                    ------------
TECHNOLOGY - 0.4%
Science Applications International Corporation
   7.13%, 2032                                            600,000        649,253
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                          1,200,000      1,221,532
                                                                    ------------
TRANSPORTATION SERVICES - 0.4%
TTX Company
   4.90%, 2015 (2)(3)                                     650,000        622,726
                                                                    ------------
TOTAL CORPORATE BOND
   (Amortized Cost $42,848,589)                                     $ 42,544,968
                                                                    ------------
MORTGAGE BACKED SECURITIES - 63.4%
OTHER NON-AGENCY - 13.5%
CMO'S - 13.5%
Chase Commercial Mortgage Securities Corporation
   1997-1, 7.37% - 2029                                 1,500,000      1,503,218
   1998-1, 6.56% - 2030                                   500,000        509,258
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.25% -                                 2,527,474      2,505,116
   2035 (1)(8)
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(8)                         3,000,000      3,023,980
Homebanc Mortgage Trust
   2006-1, 6.159% - 2037 (1)(8)                         2,747,772      2,784,633

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
OTHER NON-AGENCY (CONTINUED)
CMO'S (CONTINUED)
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (8)                           $3,007,000   $  3,009,615
   2006-S3, 6.00% - 2036 (8)                            3,000,000      2,991,098
JP Morgan Mortgage Trust
   2006-A3, 5.345% - 2036 (1)(8)                        2,400,605      2,397,578
Washington Mutual, Inc.
   2005-AR16 1A1, 5.115% - 2035 (1)                     1,821,487      1,804,273
                                                                    ------------
                                                                      20,528,769
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCIES - 45.4%
CMO'S - 8.8%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (8)                        2,402,875      2,388,198
   FHR 188 H, 7.00% - 2021                                  2,224          2,214
Federal National Mortgage Association
   FNR 2003-14 MC, 5.00% - 2016 (8)                     2,797,064      2,776,453
   FNR 2005-46 TW, 5.00% - 2018 (8)                     3,000,000      2,945,976
   FNR 1990-68 J, 6.95% - 2020                              5,652          5,852
   FNR 1990-103 K, 7.50% - 2020                             1,667          1,688
   FNR 2005-24 AH, 5.00% - 2029 (8)                     5,326,737      5,259,407
PASS-THRU'S - 36.6%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018                                2,085,718      2,055,517
   #E01488, 5.00% - 2018                                1,869,781      1,842,252
   #E01538, 5.00% - 2018                                1,898,495      1,870,404
   #C44050, 7.00% - 2030                                   49,002         50,484
   #C01079, 7.50% - 2030                                   27,337         28,333
   #C01172, 6.50% - 2031                                   82,788         84,334
   #C01210, 6.50% - 2031                                  100,250        102,530
   #C50964, 6.50% - 2031                                   94,798         96,569
   #C50967, 6.50% - 2031                                   24,501         25,058
   #C01277, 7.00% - 2031                                  143,161        147,042
   #C01292, 6.00% - 2032                                  406,433        410,073
   #C62801, 6.00% - 2032                                  185,246        186,905
   #C01287, 6.50% - 2032                                  232,008        236,341
   #C76358, 5.00% - 2033 (8)                            2,506,664      2,419,923
   #C78238, 5.50% - 2033 (8)                            2,321,833      2,296,334
   #A16943, 6.00% - 2033                                1,205,981      1,214,778
   #G08014, 5.00% - 2034 (8)                            2,441,850      2,353,071
   #G08015, 5.50% - 2034                                2,237,232      2,210,689
   #A17903, 6.00% - 2034                                1,490,188      1,500,254
   #1B2544, 5.289% - 2036 (1)(8)                        3,225,147      3,190,331
   #G02109, 6.00% - 2036 (8)                            2,843,393      2,859,013
Federal National Mortgage Association
   #254473, 5.50% - 2017                                1,849,046      1,853,152

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #720714, 4.50% - 2018                               $1,933,510   $  1,871,262
   #555549, 5.00% - 2018                                2,193,841      2,155,827
   #750465, 5.00% - 2018                                1,922,981      1,894,833
   #839353, 5.50% - 2018                                1,408,653      1,412,601
   #780952, 4.00% - 2019 (8)                            2,377,678      2,250,247
   #252806, 7.50% - 2029                                   83,244         86,396
   #252874, 7.50% - 2029                                   29,632         30,753
   #535277, 7.00% - 2030                                   50,101         51,465
   #551262, 7.50% - 2030                                   18,712         19,375
   #190307, 8.00% - 2030                                   35,085         37,004
   #253356, 8.00% - 2030                                   38,856         40,981
   #541735, 8.00% - 2030                                   43,633         46,019
   #535838, 6.50% - 2031                                   72,474         73,805
   #585348, 6.50% - 2031                                   70,962         72,265
   #591381, 6.50% - 2031                                  127,237        129,573
   #254477, 5.50% - 2032                                1,074,878      1,059,009
   #254198, 6.00% - 2032                                  399,008        400,848
   #254377, 6.00% - 2032                                  672,984        677,949
   #254478, 6.00% - 2032                                  317,034        319,372
   #666750, 6.00% - 2032                                  657,018        660,048
   #254346, 6.50% - 2032                                  184,127        187,508
   #545691, 6.50% - 2032                                  275,888        280,954
   #659790, 6.50% - 2032                                  249,224        254,723
   #702879, 5.00% - 2033                                1,395,650      1,345,808
   #709805, 5.00% - 2033                                1,995,849      1,924,572
   #658077, 5.50% - 2033                                1,261,197      1,246,831
   #688328, 5.50% - 2033                                1,203,420      1,188,954
   #689108, 5.50% - 2033                                1,152,891      1,139,759
   #709748, 5.50% - 2033                                1,925,079      1,903,151
   #713971, 5.50% - 2033                                1,925,732      1,902,582
   #754903, 5.50% - 2033                                1,062,616      1,041,837
   #725033, 6.00% - 2034                                  886,135        892,168
   #255554, 5.50% - 2035                                2,245,394      2,216,423
                                                                    ------------
                                                                      69,228,077
                                                                    ------------
U.S. GOVERNMENT SPONSORED SECURITIES - 4.5%
CMO'S - 3.2%
Government National Mortgage Association
   GNR 2006-23 A, 6.00% - 2033 (8)                      4,908,403      4,861,702
PASS-THRU'S - 1.3%
Government National Mortgage Association
   G2 181907, 9.50% - 2020                                 15,402         16,966
   #301465, 9.00% - 2021                                   21,098         22,867

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Government National Mortgage Association (continued)
   #305617, 9.00% - 2021                               $   16,777   $     18,183
   #313107, 7.00% - 2022                                  117,875        121,701
   #352022, 7.00% - 2023                                   73,929         76,329
   #369303, 7.00% - 2023                                  109,248        112,794
   #780454, 7.00% - 2026                                  117,913        121,740
   G2 2445, 8.00% - 2027                                   49,175         51,821
   #462680, 7.00% - 2028                                   72,026         74,364
   #482668, 7.00% - 2028                                   59,244         61,167
   #518436, 7.25% - 2029                                   19,658         20,309
   #494109, 7.50% - 2029                                   23,836         24,798
   #510704, 7.50% - 2029                                   28,991         30,162
   #781079, 7.50% - 2029                                   26,195         27,253
   #479229, 8.00% - 2030                                   17,483         18,511
   #479232, 8.00% - 2030                                   21,297         22,550
   #508342, 8.00% - 2030                                   48,500         51,353
   G2 2909, 8.00% - 2030                                   27,246         28,713
   #538285, 6.50% - 2031                                   87,240         89,483
   #561561, 6.50% - 2031                                  177,172        182,039
   #564472, 6.50% - 2031                                  260,070        267,213
   #781414, 5.50% - 2032                                  364,251        361,817
   #552324, 6.50% - 2032                                  161,404        165,552
                                                                    ------------
                                                                       6,829,387
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Amortized Cost $97,879,416)                                     $ 96,586,233
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 2.7%
Federal National Mortgage Association
   5.00% - 2013 (4)                                     1,935,000      1,898,680
   6.63% - 2030                                           750,000        900,562
   7.13% - 2030                                         1,000,000      1,264,898
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Amortized Cost $3,787,126)                                      $  4,064,140
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 3.6%
U.S. Treasury Bonds
   5.38%, 2031 (8)                                      5,000,000      5,400,390
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Amortized Cost $5,577,351)                                      $  5,400,390
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES - 2.0%
CREDIT CARDS - 0.0%
Global Rate Eligible Asset Trust 7.33%, 2006 (5)(6)    $  793,940   $         --
                                                                    ------------
HOME EQUITY LOANS - 2.0%
Credit-Based Asset Servicing and Securitization LLC
   2005-CB5, 5.59%, 2035 (1)                            3,000,000      3,012,538
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (Amortized Cost $3,789,138)                                      $  3,012,538
                                                                    ------------
SHORT TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 4.855%, 2006 (8)                   $   15,000   $     14,870
U.S. Treasury Bill, 4.905%, 2006 (8)                      130,000        129,844
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (AMORTIZED COST $144,675)                                        $    144,714
                                                                    ------------
TOTAL INVESTMENTS (SBL E FUND)
   (AMORTIZED COST $155,232,091) - 100.5%                           $152,957,858
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                          (700,209)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $152,257,649
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $157,094,836.

1 - Variable rate security. Rate indicated is rate effective at September 30, 2006.

2    - Private Placement

3    - Security is a 144A security. See Notes to Financials.

4    - Step Up

5 - Security is fair valued by the Board of Directors. See Notes to Financials.

6    - Security is illiquid. See Notes to Financials.

7    - In Default

8    - Security is segregated as collateral for open futures contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2006 (Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. TREASURY BILLS - 0.2%
U.S. Treasury Bill
   4.85%, 2007                                         $  195,000   $    191,271
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Amortized Cost $191,217)                                        $    191,271
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 96.0%
AEROSPACE & DEFENSE - 2.5%
Boeing Company                                             11,071        872,948
Honeywell International, Inc.                              15,275        624,747
Lockheed Martin Corporation                                 4,747        408,527
Northrop Grumman Corporation                                7,822        532,444
United Technologies Corporation                             2,965        187,833
                                                                    ------------
                                                                       2,626,499
                                                                    ------------
AGRICULTURAL PRODUCTS - 0.5%
Archer-Daniels-Midland Company                             14,300        541,684
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corporation                                           3,100        336,908
United Parcel Service, Inc. (Cl.B)                          4,793        344,808
                                                                    ------------
                                                                         681,716
                                                                    ------------
AIRLINES - 0.3%
Southwest Airlines Company                                 19,171        319,389
                                                                    ------------
ALUMINUM - 0.1%
Alcoa, Inc.                                                 5,089        142,696
                                                                    ------------
APPAREL RETAIL - 0.3%
Ltd. Brands, Inc.                                          12,100        320,529
TJX Companies, Inc.                                           500         14,015
                                                                    ------------
                                                                         334,544
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.4%
Jones Apparel Group, Inc.                                  11,500        373,060
                                                                    ------------
APPLICATION SOFTWARE - 0.2%
Citrix Systems, Inc. *                                      1,782         64,526
Compuware Corporation *                                    20,389        158,831
Intuit, Inc. *                                              1,200         38,508
                                                                    ------------
                                                                         261,865
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Ameriprise Financial, Inc.                                  7,833        367,368
Franklin Resources, Inc.                                    2,053        217,105
Mellon Financial Corporation                                5,255        205,470
                                                                    ------------
                                                                         789,943
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.0%
Ford Motor Company                                          1,700         13,753
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
AUTOMOTIVE RETAIL - 0.1%
Autonation, Inc. *                                          7,024   $    146,802
                                                                    ------------
BIOTECHNOLOGY - 1.5%
Amgen, Inc. *                                              14,542      1,040,189
Biogen Idec, Inc. *                                        10,400        464,672
                                                                    ------------
                                                                       1,504,861
                                                                    ------------
BREWERS - 0.0%
Molson Coors Brewing Company                                  200         13,780
                                                                    ------------
BROADCASTING & CABLE TV - 1.0%
Comcast Corporation *                                      27,124        999,519
                                                                    ------------
BUILDING PRODUCTS - 0.3%
Masco Corporation                                          10,596        290,542
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.6%
Ciena Corporation *                                           692         18,857
Cisco Systems, Inc. *                                      65,283      1,501,509
Corning, Inc. *                                             6,471        157,957
Motorola, Inc.                                              6,629        165,725
Qualcomm, Inc.                                             21,024        764,223
Tellabs, Inc. *                                            11,249        123,289
                                                                    ------------
                                                                       2,731,560
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.4%
Best Buy Company, Inc.                                      2,500        133,900
Circuit City Stores, Inc.                                  10,373        260,466
                                                                    ------------
                                                                         394,366
                                                                    ------------
COMPUTER HARDWARE - 3.0%
Apple Computer, Inc. *                                      2,446        188,415
Dell, Inc. *                                               10,176        232,420
Hewlett-Packard Company                                    32,036      1,175,401
International Business Machines Corporation                16,716      1,369,709
NCR Corporation *                                           3,798        149,945
Sun Microsystems, Inc. *                                    6,724         33,418
                                                                    ------------
                                                                       3,149,308
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation *                                          21,311        255,306
Network Appliance, Inc. *                                     300         11,103
                                                                    ------------
                                                                         266,409
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.7%
Caterpillar, Inc.                                          10,694        703,665
                                                                    ------------
CONSUMER FINANCE - 0.8%
American Express Company                                   10,222        573,250
Capital One Financial Corporation                           1,529        120,271
SLM Corporation                                             2,400        124,752
                                                                    ------------
                                                                         818,273
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Computer Sciences Corporation *                             8,547        419,829

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Convergys Corporation *                                    11,500   $    237,475
Electronic Data Systems Corporation                         5,100        125,052
First Data Corporation                                      4,800        201,600
Paychex, Inc.                                               5,800        213,730
                                                                    ------------
                                                                       1,197,686
                                                                    ------------
DEPARTMENT STORES - 1.1%
JC Penney Company, Inc.                                     6,822        466,557
Nordstrom, Inc.                                             4,600        194,580
Sears Holdings Corporation *                                2,800        442,652
                                                                    ------------
                                                                       1,103,789
                                                                    ------------
DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation                                      500         38,325
                                                                    ------------
DIVERSIFIED BANKS - 2.5%
Comerica, Inc.                                              7,024        399,806
US Bancorp                                                 14,425        479,199
Wachovia Corporation                                       19,318      1,077,944
Wells Fargo & Company                                      18,338        663,469
                                                                    ------------
                                                                       2,620,418
                                                                    ------------
DIVERSIFIED CHEMICALS - 0.8%
Dow Chemical Company                                        1,189         46,347
E.I. Du Pont de Nemours & Company                           8,605        368,638
PPG Industries, Inc.                                        6,460        433,337
                                                                    ------------
                                                                         848,322
                                                                    ------------
DIVERSIFIED METALS & MINING - 0.4%
Phelps Dodge Corporation                                    4,842        410,117
                                                                    ------------
DRUG RETAIL - 0.1%
Walgreen Company                                            1,493         66,274
                                                                    ------------
ELECTRIC UTILITIES - 1.6%
Allegheny Energy, Inc. *                                   10,171        408,569
Edison International                                       10,478        436,304
Exelon Corporation                                          5,000        302,700
FirstEnergy Corporation                                     8,800        491,568
Progress Energy, Inc. - Contingent Value
   Obligation * (1)                                         1,100            341
                                                                    ------------
                                                                       1,639,482
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Cooper Industries, Ltd.                                       298         25,396
Emerson Electric Company                                       71          5,954
Rockwell Automation, Inc.                                   5,800        336,980
                                                                    ------------
                                                                         368,330
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.3%
Agilent Technologies, Inc. *                                8,655        282,932
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Jabil Circuit, Inc.                                         1,771   $     50,597
Molex, Inc.                                                 5,242        204,281
                                                                    ------------
                                                                         254,878
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.6%
Allied Waste Industries, Inc. *                            10,000        112,700
Waste Management, Inc.                                     14,173        519,866
                                                                    ------------
                                                                         632,566
                                                                    ------------
FOOD RETAIL - 0.2%
Safeway, Inc.                                               4,216        127,955
Supervalu, Inc.                                             2,069         61,346
                                                                    ------------
                                                                         189,301
                                                                    ------------
FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation                               7,616        142,952
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.2%
Family Dollar Stores, Inc.                                  5,800        169,592
Target Corporation                                            865         47,791
                                                                    ------------
                                                                         217,383
                                                                    ------------
HEALTH CARE DISTRIBUTORS - 0.9%
AmerisourceBergen Corporation                               9,184        415,117
Cardinal Health, Inc.                                       8,207        539,528
                                                                    ------------
                                                                         954,645
                                                                    ------------
HEALTH CARE EQUIPMENT - 1.3%
Becton Dickinson & Company                                  5,736        405,363
Boston Scientific Corporation *                             2,600         38,454
Hospira, Inc. *                                             5,142        196,784
Medtronic, Inc.                                            15,025        697,761
                                                                    ------------
                                                                       1,338,362
                                                                    ------------
HEALTH CARE FACILITIES - 0.1%
Tenet Healthcare Corporation *                             16,800        136,752
                                                                    ------------
HEALTH CARE SERVICES - 0.3%
Laboratory Corporation of America Holdings *                5,058        331,653
                                                                    ------------
HOME IMPROVEMENT RETAIL - 1.1%
Home Depot, Inc.                                           21,276        771,681
Lowe's Companies, Inc.                                     11,652        326,955
                                                                    ------------
                                                                       1,098,636
                                                                    ------------
HOMEBUILDING - 0.1%
Lennar Corporation                                          1,484         67,151
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.                   7,500        428,925
Wyndham Worldwide Corporation *                             2,928         81,896
                                                                    ------------
                                                                         510,821
                                                                    ------------
HOUSEHOLD APPLIANCES - 0.5%
Black & Decker Corporation                                  2,475        196,391

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
HOUSEHOLD APPLIANCES (CONTINUED)
Stanley Works                                               2,300   $    114,655
Whirlpool Corporation                                       2,000        168,220
                                                                    ------------
                                                                         479,266
                                                                    ------------
HOUSEHOLD PRODUCTS - 2.0%
Clorox Company                                                995         62,685
Colgate-Palmolive Company                                     300         18,630
Kimberly-Clark Corporation                                  9,000        588,240
Procter & Gamble Company                                   21,929      1,359,159
                                                                    ------------
                                                                       2,028,714
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 1.8%
Costco Wholesale Corporation                               10,500        521,640
Wal-Mart Stores, Inc.                                      27,413      1,352,009
                                                                    ------------
                                                                       1,873,649
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
AES Corporation *                                             400          8,156
Dynegy, Inc. *                                             18,071        100,114
TXU Corporation                                             9,589        599,504
                                                                    ------------
                                                                         707,774
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 3.7%
3M Company                                                  8,676        645,668
General Electric Company (2)                               75,569      2,667,586
Tyco International, Ltd.                                   16,885        472,611
                                                                    ------------
                                                                       3,785,865
                                                                    ------------
INDUSTRIAL MACHINERY - 0.7%
Illinois Tool Works, Inc.                                   3,364        151,044
Ingersoll-Rand Company, Ltd.                               11,422        433,807
Parker Hannifin Corporation                                 2,500        194,325
                                                                    ------------
                                                                         779,176
                                                                    ------------
INTEGRATED OIL & GAS - 4.9%
Chevron Corporation                                        13,068        847,590
ConocoPhillips                                             15,117        899,915
Exxon Mobil Corporation (2)                                46,241      3,102,771
Marathon Oil Corporation                                    3,200        246,080
Occidental Petroleum Corporation                              296         14,241
                                                                    ------------
                                                                       5,110,597
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.0%
AT&T, Inc.                                                 33,955      1,105,575
BellSouth Corporation                                       9,989        427,030
CenturyTel, Inc.                                            2,800        111,076
Citizens Communications Company                             4,896         68,740
Embarq Corporation                                          1,142         55,239
Qwest Communications International, Inc. *                 52,427        457,163
Verizon Communications, Inc.                               23,742        881,540
                                                                    ------------
                                                                       3,106,363
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 1.0%
Google, Inc. *                                              2,375        954,512

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
VeriSign, Inc. *                                           5,698    $    115,100
                                                                    ------------
                                                                       1,069,612
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 2.3%
E*Trade Financial Corporation *                               400          9,568
Goldman Sachs Group, Inc.                                   5,636        953,442
Lehman Brothers Holdings, Inc.                              9,296        686,602
Merrill Lynch & Company, Inc.                               9,053        708,126
                                                                    ------------
                                                                       2,357,738
                                                                    ------------
LIFE & HEALTH INSURANCE - 1.6%
Aflac, Inc.                                                11,611        531,319
Metlife, Inc.                                              12,264        695,124
Principal Financial Group, Inc.                               807         43,804
Prudential Financial, Inc.                                  4,911        374,464
                                                                    ------------
                                                                       1,644,711
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
PerkinElmer, Inc.                                           2,400         45,432
Thermo Electron Corporation *                               3,200        125,856
                                                                    ------------
                                                                         171,288
                                                                    ------------
MANAGED HEALTH CARE - 1.5%
Aetna, Inc.                                                 4,100        162,155
Cigna Corporation                                           3,560        414,099
Coventry Health Care, Inc. *                                1,076         55,436
Humana, Inc. *                                              1,222         80,762
UnitedHealth Group, Inc.                                   14,320        704,544
WellPoint, Inc. *                                           1,484        114,342
                                                                    ------------
                                                                       1,531,338
                                                                    ------------
MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc. *                                     2,331        146,270
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.1%
News Corporation                                           10,294        202,277
Time Warner, Inc.                                          36,158        659,161
Viacom, Inc. (Cl.B) *                                      12,884        479,027
Walt Disney Company                                        27,222        841,432
                                                                    ------------
                                                                       2,181,897
                                                                    ------------
MULTI-LINE INSURANCE - 2.0%
American International Group, Inc.                         26,565      1,760,197
Genworth Financial, Inc.                                    3,065        107,306
Hartford Financial Services Group, Inc.                     2,187        189,722
                                                                    ------------
                                                                       2,057,225
                                                                    ------------
MULTI-UTILITIES - 1.1%
CMS Energy Corporation *                                    7,500        108,300
Duke Energy Corporation                                     3,543        106,999
PG&E Corporation                                           11,216        467,146
TECO Energy, Inc.                                          22,036        344,863
Xcel Energy, Inc.                                           6,800        140,420
                                                                    ------------
                                                                       1,167,728
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
OFFICE REIT'S - 0.1%
Boston Properties, Inc.                                     1,384   $    143,023
                                                                    ------------
OIL & GAS DRILLING - 0.5%
Nabors Industries, Ltd. *                                  11,276        335,461
Rowan Companies, Inc.                                       5,407        171,023
                                                                    ------------
                                                                         506,484
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company                                         1,878         56,584
Halliburton Company                                         3,856        109,703
National Oilwell Varco, Inc. *                              6,231        364,825
Schlumberger, Ltd.                                          6,847        424,720
Weatherford International, Ltd. *                           3,400        141,848
                                                                    ------------
                                                                       1,097,680
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.5%
Anadarko Petroleum Corporation                              5,000        219,150
Apache Corporation                                            400         25,280
Devon Energy Corporation                                    7,122        449,755
EOG Resources, Inc.                                         6,625        430,956
XTO Energy, Inc.                                            9,878        416,160
                                                                    ------------
                                                                       1,541,301
                                                                    ------------
OIL & GAS REFINING & MARKETING - 0.6%
Sunoco, Inc.                                                2,000        124,380
Valero Energy Corporation                                   9,984        513,877
                                                                    ------------
                                                                         638,257
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.1%
Kinder Morgan, Inc.                                           847         88,808
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.5%
Bank of America Corporation                                31,328      1,678,241
Citigroup, Inc.                                            47,180      2,343,430
JPMorgan Chase & Company                                   28,710      1,348,222
Morgan Stanley                                              4,093        298,421
                                                                    ------------
                                                                       5,668,314
                                                                    ------------
PACKAGED FOODS & MEATS - 0.8%
ConAgra Foods, Inc.                                        18,453        451,729
HJ Heinz Company                                              100          4,193
McCormick & Company, Inc.                                  10,300        391,194
                                                                    ------------
                                                                         847,116
                                                                    ------------
PAPER PACKAGING - 0.3%
Temple-Inland, Inc.                                         8,449        338,805
                                                                    ------------
PAPER PRODUCTS - 0.0%
International Paper Company                                   800         27,704
                                                                    ------------
PERSONAL PRODUCTS - 0.4%
Estee Lauder Companies, Inc.                                9,800        395,234
                                                                    ------------
PHARMACEUTICALS - 6.7%
Abbott Laboratories                                         5,647        274,218

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Barr Pharmaceuticals, Inc. *                                6,625   $    344,103
Bristol-Myers Squibb Company                               27,975        697,137
Eli Lilly & Company                                         3,171        180,747
Forest Laboratories, Inc. *                                 1,000         50,610
Johnson & Johnson                                          19,083      1,239,250
King Pharmaceuticals, Inc. *                               21,189        360,849
Merck & Company, Inc.                                      20,276        849,564
Mylan Laboratories, Inc.                                   10,873        218,874
Pfizer, Inc.                                               50,538      1,433,258
Schering-Plough Corporation                                28,282        624,749
Watson Pharmaceuticals, Inc. *                              3,189         83,456
Wyeth                                                      10,855        551,868
                                                                    ------------
                                                                       6,908,683
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.3%
ACE, Ltd.                                                   3,600        197,028
Allstate Corporation                                        3,065        192,267
AMBAC Financial Group, Inc.                                 2,800        231,700
Chubb Corporation                                           7,300        379,308
Cincinnati Financial Corporation                            2,728        131,108
Progressive Corporation                                     4,100        100,614
Safeco Corporation                                            600         35,358
St. Paul Travelers Companies, Inc.                          1,981         92,889
                                                                    ------------
                                                                       1,360,272
                                                                    ------------
PUBLISHING - 0.4%
Gannett Company, Inc.                                         971         55,182
McGraw-Hill Companies, Inc.                                 6,500        377,195
                                                                    ------------
                                                                         432,377
                                                                    ------------
RAILROADS - 0.9%
Burlington Northern Santa Fe Corporation                    5,935        435,866
Norfolk Southern Corporation                                1,900         83,695
Union Pacific Corporation                                   4,945        435,160
                                                                    ------------
                                                                         954,721
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Realogy Corporation *                                       3,685         83,576
                                                                    ------------
REGIONAL BANKS - 1.7%
Keycorp                                                    12,165        455,457
National City Corporation                                  10,500        384,300
PNC Financial Services Group, Inc.                          7,022        508,674
Regions Financial Corporation                              10,800        397,332
                                                                    ------------
                                                                       1,745,763
                                                                    ------------
RESIDENTIAL REIT'S - 0.3%
Archstone-Smith Trust                                       5,964        324,680
                                                                    ------------
RESTAURANTS - 1.0%
Darden Restaurants, Inc.                                    9,489        402,998
McDonald's Corporation                                     10,082        394,408
Starbucks Corporation *                                     6,700        228,135
                                                                    ------------
                                                                       1,025,541
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
RETAIL REIT'S - 0.3%
Simon Property Group, Inc.                                  3,858   $    349,612
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.4%
Kla-Tencor Corporation                                      7,176        319,117
Teradyne, Inc. *                                            7,395         97,318
                                                                    ------------
                                                                         416,435
                                                                    ------------
SEMICONDUCTORS - 2.5%
Advanced Micro Devices, Inc. *                              1,165         28,950
Analog Devices, Inc.                                        1,782         52,373
Freescale Semiconductor, Inc. *                            12,428        472,388
Intel Corporation                                          43,391        892,553
LSI Logic Corporation *                                    15,629        128,470
National Semiconductor Corporation                         16,447        386,998
Texas Instruments, Inc.                                    17,594        585,001
                                                                    ------------
                                                                       2,546,733
                                                                    ------------
SOFT DRINKS - 2.3%
Coca-Cola Company                                          23,934      1,069,371
Pepsi Bottling Group, Inc.                                 10,573        375,342
PepsiCo, Inc.                                              14,047        916,707
                                                                    ------------
                                                                       2,361,420
                                                                    ------------
SPECIALIZED FINANCE - 0.5%
CIT Group, Inc.                                             7,936        385,928
Moody's Corporation                                         1,293         84,536
                                                                    ------------
                                                                         470,464
                                                                    ------------
SPECIALIZED REIT'S - 0.0%
Plum Creek Timber Company, Inc.                               298         10,144
Public Storage, Inc.                                          100          8,599
                                                                    ------------
                                                                          18,743
                                                                    ------------
SPECIALTY CHEMICALS - 0.4%
Rohm & Haas Company                                         8,540        404,369
                                                                    ------------
SPECIALTY STORES - 0.2%
Office Depot, Inc. *                                        6,036        239,629
                                                                    ------------
STEEL - 0.5%
Nucor Corporation                                           9,011        445,954
United States Steel Corporation                             1,500         86,520
                                                                    ------------
                                                                         532,474
                                                                    ------------
SYSTEMS SOFTWARE - 2.8%
BMC Software, Inc. *                                       14,313        389,600
Microsoft Corporation                                      84,150      2,299,820
Oracle Corporation *                                       14,129        250,648
                                                                    ------------
                                                                       2,940,068
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.3%
Countrywide Financial Corporation                           3,969        139,074
Fannie Mae                                                  2,069        115,678
Freddie Mac                                                   389         25,802
Golden West Financial Corporation                              10            772
MGIC Investment Corporation                                 6,340        380,210

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Mutual, Inc.                                    16,059   $    698,085
                                                                    ------------
                                                                       1,359,621
                                                                    ------------
TOBACCO - 1.4%
Altria Group, Inc.                                         16,100      1,232,455
Reynolds American, Inc.                                     3,068        190,124
                                                                    ------------
                                                                       1,422,579
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Alltel Corporation                                            800         44,400
Sprint Nextel Corporation                                  21,154        362,791
                                                                    ------------
                                                                         407,191
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $93,062,408)                                     $ 99,351,897
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 3.8%
United Missouri Bank, 4.88%,
   dated 09-29-06, matures 10-02-06; repurchase
   amount of $3,955,608 (Collateralized by FHLB,
   5.25%, 06-11-10, FHLB, 5.25%, 08-05-09, FHLB,
   4.25%, 06-10-11 and FHLMC, 2.70%, 03-16-07 with a
   combined value of $4,033,880)                       $3,954,000   $  3,954,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $3,954,000)                                      $  3,954,000
                                                                    ------------
TOTAL INVESTMENTS (SBL H FUND)
   (AMORTIZED COST $97,207,625) - 100.0%                            $103,497,168
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                              13,942
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $103,511,110
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $98,770,160.

*    - Non-income producing security

1    - Security is restricted. See Notes to Financials.

2    - Security is segregated as collateral for open futures contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 95.5%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.8%
Maidenform Brands, Inc. *                                 168,200   $  3,246,260
                                                                    ------------
APPLICATION SOFTWARE - 1.4%
TIBCO Software, Inc. *                                    591,300      5,309,874
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 3.0%
Northern Trust Corporation (1)                            200,900     11,738,587
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.6%
HydroGen Corporation * (2)                                435,324      2,176,620
                                                                    ------------
BIOTECHNOLOGY - 4.6%
Cell Genesys, Inc. *                                      391,800      1,790,526
Combinatorx, Inc. *                                       276,700      1,723,841
Human Genome Sciences, Inc. *                             312,700      3,608,558
Incyte Corporation *                                      598,400      2,531,232
Iomai Corporation * (2)                                   417,700      1,975,721
Kosan Biosciences, Inc. *                                 277,500      1,340,325
Ligand Pharmaceuticals, Inc. (Cl.B) *                     337,700      3,387,131
Zymogenetics, Inc. *                                      102,600      1,730,862
                                                                    ------------
                                                                      18,088,196
                                                                    ------------
BROADCASTING & CABLE TV - 1.4%
Salem Communications Corporation                          311,700      3,525,327
WorldSpace, Inc. *                                        508,800      1,745,184
                                                                    ------------
                                                                       5,270,511
                                                                    ------------
COAL & CONSUMABLE FUELS - 5.2%
Evergreen Energy, Inc. *                                1,912,500     20,100,375
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 7.9%
ADC Telecommunications, Inc. *                            406,300      6,094,500
Finisar Corporation *                                   3,620,100     13,140,963
PC-Tel, Inc. *                                            511,700      5,372,850
Symmetricom, Inc. *                                       751,700      6,066,219
                                                                    ------------
                                                                      30,674,532
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 1.0%
Novatel Wireless, Inc. *                                  392,100      3,775,923
                                                                    ------------
CONSTRUCTION & ENGINEERING - 4.9%
Insituform Technologies, Inc. *                           306,600      7,444,248
Shaw Group, Inc. *                                        491,400     11,616,696
                                                                    ------------
                                                                      19,060,944
                                                                    ------------
CONSUMER FINANCE - 2.4%
First Marblehead Corporation (1)                          134,800      9,336,248
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
Euronet Worldwide, Inc. *                                 157,000      3,854,350
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 1.7%
Equifax, Inc.                                              77,000      2,826,670

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES (CONTINUED)
Navigant Consulting, Inc. *                               186,100   $  3,733,166
                                                                    ------------
                                                                       6,559,836
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.4%
Lime Energy Company * (2)                                 218,800        273,500
Millennium Cell, Inc. *                                   262,700        278,462
Power-One, Inc. *                                       2,351,400     17,024,136
Roper Industries, Inc. (1)                                201,200      9,001,688
UQM Technologies, Inc. * (2)                              891,572      2,442,907
                                                                    ------------
                                                                      29,020,693
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.8%
Aeroflex, Inc. *                                          420,000      4,317,600
Flir Systems, Inc. *                                      386,500     10,497,340
                                                                    ------------
                                                                      14,814,940
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 3.3%
Maxwell Technologies, Inc. *                              632,700     12,869,118
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.8%
Fred's, Inc.                                              253,300      3,196,646
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.7%
Orthovita, Inc. *                                         800,000      2,792,000
                                                                    ------------
HEALTH CARE FACILITIES - 1.9%
United Surgical Partners International, Inc. *            221,300      5,494,879
US Physical Therapy, Inc. *                               171,500      2,044,280
                                                                    ------------
                                                                       7,539,159
                                                                    ------------
HEALTH CARE SERVICES - 1.8%
Providence Service Corporation *                          257,400      7,101,666
                                                                    ------------
HEALTH CARE SUPPLIES - 0.5%
Regeneration Technologies, Inc. *                         286,700      2,012,634
                                                                    ------------
HEAVY ELECTRICAL EQUIPMENT - 0.9%
Plug Power, Inc. *                                        864,800      3,519,736
                                                                    ------------
HOMEFURNISHING RETAIL - 0.3%
Kirkland's, Inc. * (2)                                    221,565      1,083,453
                                                                    ------------
INDUSTRIAL MACHINERY - 1.0%
Basin Water, Inc. *                                       281,700      2,307,123
Tennant Company                                            68,600      1,669,724
                                                                    ------------
                                                                       3,976,847
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.6%
Keane, Inc. *                                             170,700      2,459,787
                                                                    ------------
METAL & GLASS CONTAINERS - 4.3%
Pactiv Corporation *                                      593,100     16,855,902
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
MOVIES & ENTERTAINMENT - 0.6%
Lions Gate Entertainment Corporation *                    224,400   $  2,246,244
                                                                    ------------
OIL & GAS DRILLING - 3.0%
ENSCO International, Inc.                                 150,900      6,613,947
Helmerich & Payne, Inc.                                   226,300      5,211,689
                                                                    ------------
                                                                      11,825,636
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                       143,000      4,308,590
Superior Energy Services, Inc. *                           31,300        821,938
                                                                    ------------
                                                                       5,130,528
                                                                    ------------
OIL & GAS REFINING & MARKETING - 5.5%
Nova Oil, Inc. * (2)                                      716,200      2,506,700
Rentech, Inc. *                                         3,581,600     16,582,808
Syntroleum Corporation *                                  527,000      2,524,330
                                                                    ------------
                                                                      21,613,838
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 1.7%
Williams Companies, Inc.                                  271,600      6,483,092
                                                                    ------------
PACKAGED FOODS & MEATS - 1.9%
Hormel Foods Corporation                                  201,000      7,231,980
                                                                    ------------
PHARMACEUTICALS - 1.7%
Connetics Corporation *                                   341,600      3,723,440
Hollis-Eden Pharmaceuticals, Inc. *                       523,846      2,771,145
                                                                    ------------
                                                                       6,494,585
                                                                    ------------
PUBLISHING - 0.6%
Dow Jones & Company, Inc.                                  70,400      2,361,216
                                                                    ------------
RAILROADS - 1.7%
Kansas City Southern *                                    242,300      6,617,213
                                                                    ------------
REGIONAL BANKS - 1.0%
Boston Private Financial Holdings, Inc.                   145,600      4,059,328
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.0%
Semitool, Inc. *                                           10,900        112,706
                                                                    ------------
SEMICONDUCTORS - 6.1%
Applied Micro Circuits Corporation *                    1,961,100      5,667,579
hi/fn, Inc. *                                             276,700      1,303,257
IXYS Corporation * (2)                                  1,057,400      8,871,586
Mindspeed Technologies, Inc. *                          2,613,700      4,521,701
Netlogic Microsystems, Inc. *                              65,400      1,659,198
QuickLogic Corporation *                                  517,900      1,833,366
                                                                    ------------
                                                                      23,856,687
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 1.7%
Weight Watchers International, Inc.                       150,900      6,690,906
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
SYSTEMS SOFTWARE - 1.4%
Progress Software Corporation *                            36,800   $    956,800
Sybase, Inc. *                                            185,800      4,503,792
                                                                    ------------
                                                                       5,460,592
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 2.0%
Clayton Holdings, Inc. *                                  613,500      7,711,695
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
MSC Industrial Direct Company, Inc.                       129,700      5,283,978
                                                                    ------------
TRUCKING - 0.7%
J.B. Hunt Transport Services, Inc. (1)                    125,000      2,596,250
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $314,214,244)                                    $372,211,311
                                                                    ------------
PREFERRED STOCK - 0.1%
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation
   PIPE * (2)(3)(4)(5)(6)                               1,380,000        373,842
                                                                    ------------
TOTAL PREFERRED STOCK
   (Amortized Cost $1,302,103)                                      $    373,842
                                                                    ------------
WARRANTS - 0.3%
WARRANTS - 0.3%
Hollis-Eden Pharmaceuticals, Inc.
   $15.45, 6/19/2007 (3)                                   18,126          1,338
Lime Energy Company
   $1.00, 3/19/2009 (2)(3)                                 43,050         41,701
Nova Oil, Inc.
   $2.57, 7/5/2011 (2)(3)                                 358,100      1,039,101
Orthovita, Inc.
   $4.00, 6/26/2008 (3)                                   175,000        122,482
Syntroleum Corporation
   $7.60, 5/26/2008                                        29,100         46,269
ThermoEnergy Corporation
   $0.75, 7/14/2008 (2)(3)(5)(6)                        1,380,000        127,236
                                                                    ------------
                                                                       1,378,127
                                                                    ------------
TOTAL WARRANTS
   (Amortized Cost $1,676,718)                                      $  1,378,127
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL
   PAPER - 3.1%
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 2.8%
Fairway Finance Corporation
   5.255%, 10/3/2006                                    1,200,000      1,199,650
   5.255%, 10/13/2006                                   1,200,000      1,197,898
   5.26%, 10/17/2006                                    1,000,000        997,662
   5.26%, 10/23/2006                                    1,000,000        996,785

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER
   (CONTINUED)
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES (CONTINUED)
Falcon Asset Securitization Corporation
   5.25%, 10/2/2006                                     1,400,000   $  1,399,796
   5.26%, 10/11/2006                                    1,000,000        998,539
   5.26%, 10/19/2006                                    1,000,000        997,370
Jupiter Securitization Corporation
   5.25%, 10/3/2006                                     1,000,000        999,708
   5.26%, 10/12/2006                                    1,155,000      1,153,144
   5.26%, 10/16/2006                                    1,000,000        997,808
                                                                    ------------
                                                                      10,938,360
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.3%
Sheffield Receivables Corporation
   5.25%, 10/20/2006                                    1,100,000      1,096,952
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL
   PAPER (Amortized Cost $12,035,312)                               $ 12,035,312
                                                                    ------------
COMMERCIAL PAPER - 1.7%
BANKING - 0.8%
UBS Finance (DE) LLC
   5.255%, 10/4/2006                                    1,000,000        999,562
   5.25%, 10/18/2006                                    1,200,000      1,197,025
   5.25%, 10/24/2006                                    1,000,000        996,646
                                                                    ------------
                                                                       3,193,233
                                                                    ------------
FINANCIAL - OTHER - 0.3%
Countrywide Financial Corporation
   5.28%, 10/6/2006                                     1,000,000        999,267
                                                                    ------------
METALS & MINING - 0.6%
Alcoa, Inc.
   5.28%, 10/5/2006                                     1,400,000      1,399,179
   5.27%, 10/10/2006                                    1,000,000        998,682
                                                                    ------------
                                                                       2,397,861
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $6,590,361)                                      $  6,590,361
                                                                    ------------
TOTAL INVESTMENTS (SBL J FUND)
   (AMORTIZED COST $335,818,738) - 100.7%                           $392,588,953
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                        (2,723,529)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $389,865,424
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $336,631,929.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

2    - Security is illiquid. See Notes to Financials.

3 - Security is fair valued by the Board of Directors. See Notes to Financials.

4 - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

5    - Investment in an affiliated issuer. See Notes to Financials.

6    - Security is restricted. See Notes to Financials.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 55.1%
ADVERTISING - 0.1%
Lamar Advertising Company *                                 2,600   $    138,866
WPP Group plc ADR                                             100          6,173
                                                                    ------------
                                                                         145,039
                                                                    ------------
AEROSPACE & DEFENSE - 1.2%
Boeing Company                                              2,690        212,107
DRS Technologies, Inc.                                        105          4,585
General Dynamics Corporation                                2,200        157,674
Goodrich Corporation                                        2,900        117,508
Honeywell International, Inc.                               7,400        302,660
MTC Technologies, Inc. *                                      300          7,212
Raytheon Company                                              900         43,209
Rockwell Collins, Inc.                                      3,000        164,520
Teledyne Technologies, Inc. *                                 100          3,960
Triumph Group, Inc.                                           300         12,705
United Technologies Corporation                             2,310        146,338
                                                                    ------------
                                                                       1,172,478
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.4%
Expeditors International Washington, Inc.                     600         26,748
FedEx Corporation                                             700         76,076
United Parcel Service, Inc. (Cl.B)                          3,300        237,402
UTi Worldwide, Inc.                                           900         25,173
                                                                    ------------
                                                                         365,399
                                                                    ------------
AIRLINES - 0.2%
Republic Airways Holdings, Inc. *                             800         12,416
Skywest, Inc.                                               1,500         36,780
Southwest Airlines Company                                  6,300        104,958
                                                                    ------------
                                                                         154,154
                                                                    ------------
ALUMINUM - 0.1%
Alcoa, Inc.                                                 2,000         56,080
                                                                    ------------
APPAREL RETAIL - 0.3%
AnnTaylor Stores Corporation *                                100          4,186
Chico's FAS, Inc. *                                         1,000         21,530
HOT Topic, Inc. *                                             400          4,456
Pacific Sunwear of California *                               600          9,048
Ross Stores, Inc.                                           3,800         96,558
TJX Companies, Inc.                                         6,500        182,195
                                                                    ------------
                                                                         317,973
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc. *                                                600         12,924
Hanesbrands, Inc. *                                             1             11
Quiksilver, Inc. *                                            300          3,645
                                                                    ------------
                                                                          16,580
                                                                    ------------
APPLICATION SOFTWARE - 0.1%
Autodesk, Inc. *                                              600         20,868
Cadence Design Systems, Inc. *                                400          6,784
Factset Research Systems, Inc.                                250         12,142
Fair Isaac Corporation                                        645         23,588

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
APPLICATION SOFTWARE (CONTINUED)
Jack Henry & Associates, Inc.                                 300   $      6,531
NAVTEQ Corporation *                                        1,800         46,998
                                                                    ------------
                                                                         116,911
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Affiliated Managers Group, Inc. *                             750         75,082
Ameriprise Financial, Inc.                                  2,140        100,366
Eaton Vance Corporation                                       600         17,316
Franklin Resources, Inc.                                      700         74,025
Investors Financial Services Corporation                    2,600        112,008
Legg Mason, Inc.                                            1,100        110,946
State Street Corporation                                    3,500        218,400
                                                                    ------------
                                                                         708,143
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.0%
Autoliv, Inc.                                                 500         27,555
Gentex Corporation                                            700          9,947
                                                                    ------------
                                                                          37,502
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.0%
General Motors Corporation                                  1,100         36,586
Winnebago Industries                                          100          3,138
                                                                    ------------
                                                                          39,724
                                                                    ------------
BIOTECHNOLOGY - 1.0%
Alkermes, Inc. *                                              900         14,265
Amgen, Inc. *                                               5,210        372,672
Biogen Idec, Inc. *                                         2,000         89,360
Celgene Corporation *                                       2,200         95,260
Cephalon, Inc. *                                              895         55,266
Digene Corporation *                                          300         12,945
Genentech, Inc. *                                           1,400        115,780
Genzyme Corporation *                                       1,400         94,458
Gilead Sciences, Inc. *                                     2,500        171,750
Martek Biosciences Corporation *                              200          4,302
Neurocrine Biosciences, Inc. *                                300          3,225
Senomyx, Inc. *                                               200          3,074
                                                                    ------------
                                                                       1,032,357
                                                                    ------------
BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                              3,800        180,538
Boston Beer Company, Inc. *                                   400         13,140
Compania Cervecerias Unidas S.A. ADR                          900         23,697
                                                                    ------------
                                                                         217,375
                                                                    ------------
BROADCASTING & CABLE TV - 0.7%
Comcast Corporation *                                       8,900        327,965
Cox Radio, Inc. *                                             500          7,675
DIRECTV Group, Inc. *                                       1,340         26,371
Discovery Holding Company *                                   966         13,968
EchoStar Communications Corporation *                       3,800        124,412

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
BROADCASTING & CABLE TV (CONTINUED)
Emmis Communications Corporation *                            200   $      2,450
EW Scripps Company                                            600         28,758
Liberty Global, Inc. *                                        275          7,079
Liberty Media Corporation - Capital *                       1,498        125,188
Liberty Media Corporation - Interactive *                   1,341         27,330
Radio One, Inc. (Cl.D) *                                    1,000          6,250
                                                                    ------------
                                                                         697,446
                                                                    ------------
BUILDING PRODUCTS - 0.2%
American Standard Companies, Inc.                           2,400        100,728
Masco Corporation                                           2,700         74,034
Trex Company, Inc. *                                          100          2,416
Universal Forest Products, Inc.                               200          9,810
                                                                    ------------
                                                                         186,988
                                                                    ------------
CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.                                  800         53,144
International Game Technology                               4,000        166,000
Shuffle Master, Inc. *                                        400         10,804
Station Casinos, Inc.                                         400         23,132
Wynn Resorts, Ltd. *                                        1,400         95,214
                                                                    ------------
                                                                         348,294
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.1%
Consol Energy, Inc.                                         1,700         53,941
Peabody Energy Corporation                                    700         25,746
                                                                    ------------
                                                                          79,687
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.5%
Blue Coat Systems, Inc. *                                     300          5,403
Cisco Systems, Inc. *                                      25,000        575,000
F5 Networks, Inc. *                                           400         21,488
Inter-Telephone, Inc.                                         600         12,960
Juniper Networks, Inc. *                                   16,200        279,936
Lucent Technologies, Inc. *                                43,600        102,024
Motorola, Inc.                                             10,500        262,500
Nokia Oyj ADR                                               1,100         21,659
Plantronics, Inc.                                             200          3,506
Polycom, Inc. *                                               500         12,265
Qualcomm, Inc.                                              5,000        181,750
                                                                    ------------
                                                                       1,478,491
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                      2,325        124,527
                                                                    ------------
COMPUTER HARDWARE - 1.6%
Apple Computer, Inc. *                                      7,400        570,022
Avid Technology, Inc. *                                       600         21,852
Dell, Inc. *                                               16,100        367,724
Hewlett-Packard Company                                     3,200        117,408
International Business Machines Corporation                 1,520        124,549

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
COMPUTER HARDWARE (CONTINUED)
Sun Microsystems, Inc. *                                   72,800   $    361,816
                                                                    ------------
                                                                       1,563,371
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation *                                           8,400        100,632
Network Appliance, Inc. *                                   1,400         51,814
Rackable Systems, Inc. *                                      100          2,737
                                                                    ------------
                                                                         155,183
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.0%
Fluor Corporation                                             500         38,445
Insituform Technologies, Inc. *                               400          9,712
                                                                    ------------
                                                                          48,157
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.1%
Caterpillar, Inc.                                             700         46,060
Joy Global, Inc.                                              800         30,088
Oshkosh Truck Corporation                                     700         35,329
                                                                    ------------
                                                                         111,477
                                                                    ------------
CONSUMER ELECTRONICS - 0.0%
Harman International Industries, Inc.                         400         33,376
                                                                    ------------
CONSUMER FINANCE - 0.6%
American Express Company                                    4,100        229,928
Capital One Financial Corporation                           2,300        180,918
SLM Corporation                                             4,000        207,920
                                                                    ------------
                                                                         618,766
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Affiliated Computer Services, Inc. *                        1,000         51,860
Automatic Data Processing, Inc.                             3,100        146,754
DST Systems, Inc. *                                           500         30,835
First Data Corporation                                      3,700        155,400
Fiserv, Inc. *                                                400         18,836
Global Payments, Inc.                                         400         17,604
Heartland Payment Systems, Inc.                               100          2,600
Iron Mountain, Inc. *                                         750         32,205
                                                                    ------------
                                                                         456,094
                                                                    ------------
DEPARTMENT STORES - 0.5%
Kohl's Corporation *                                        7,870        510,920
Lotte Shopping Company, Ltd. GDR * (1)(2)                   1,400         24,776
                                                                    ------------
                                                                         535,696
                                                                    ------------
DISTRIBUTORS - 0.1%
Genuine Parts Company                                       1,200         51,756
                                                                    ------------
DIVERSIFIED BANKS - 1.0%
U.S. Bancorp                                               11,500        382,030
Wells Fargo & Company                                      17,340        627,361
                                                                    ------------
                                                                       1,009,391
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED CHEMICALS - 0.4%
Arkema ADR *                                                   45   $      2,121
Cabot Corporation                                             300         11,160
Dow Chemical Company                                        4,700        183,206
E.I. Du Pont de Nemours & Company                           4,651        199,249
                                                                    ------------
                                                                         395,736
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 0.1%
Advisory Board Company *                                      400         20,208
ChoicePoint, Inc. *                                           266          9,523
Cintas Corporation                                            700         28,581
Corporate Executive Board Company                             500         44,955
Global Cash Access Holdings, Inc. *                           400          6,036
Navigant Consulting, Inc. *                                   300          6,018
                                                                    ------------
                                                                         115,321
                                                                    ------------
DIVERSIFIED METALS & MINING - 0.1%
BHP Billiton, Ltd. ADR                                      2,700        102,276
                                                                    ------------
DIVERSIFIED REIT'S - 0.0%
Kite Realty Group Trust                                       300          5,112
                                                                    ------------
DRUG RETAIL - 0.4%
CVS Corporation                                             3,900        125,268
Walgreen Company                                            5,100        226,389
                                                                    ------------
                                                                         351,657
                                                                    ------------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc. *                                          500         24,620
Corinthian Colleges, Inc. *                                   100          1,081
                                                                    ------------
                                                                          25,701
                                                                    ------------
ELECTRIC UTILITIES - 0.9%
Edison International                                        2,800        116,592
El Paso Electric Company *                                    300          6,702
Entergy Corporation                                         2,600        203,398
Exelon Corporation                                          5,360        324,494
Great Plains Energy, Inc.                                     900         27,918
Pinnacle West Capital Corporation                           1,500         67,575
PPL Corporation                                             3,700        121,730
                                                                    ------------
                                                                         868,409
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
Belden CDT, Inc.                                              300         11,469
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
AVX Corporation                                               800         14,152
Color Kinetics, Inc. *                                        600         10,188
Flir Systems, Inc. *                                          600         16,296
Littelfuse, Inc. *                                            200          6,940
Symbol Technologies, Inc.                                   1,800         26,748

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS (CONTINUED)
Tektronix, Inc.                                             2,900   $     83,897
                                                                    ------------
                                                                         158,221
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Cyberoptics Corporation *                                     700          9,240
Flextronics International, Ltd. *                           3,700         46,768
Jabil Circuit, Inc.                                         2,900         82,853
Mercury Computer Systems, Inc. *                              300          3,555
Plexus Corporation *                                          600         11,520
TTM Technologies, Inc. *                                    1,200         14,040
                                                                    ------------
                                                                         167,976
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Republic Services, Inc.                                     2,700        108,567
Waste Connections, Inc. *                                     300         11,373
Waste Management, Inc.                                      2,400         88,032
                                                                    ------------
                                                                         207,972
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                            2,400        112,824
Mosaic Company *                                              800         13,520
Potash Corporation of Saskatchewan, Inc.                      600         62,514
                                                                    ------------
                                                                         188,858
                                                                    ------------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company *                              300          8,427
Sysco Corporation                                           2,900         97,005
United Natural Foods, Inc. *                                  500         15,495
                                                                    ------------
                                                                         120,927
                                                                    ------------
FOOD RETAIL - 0.1%
Kroger Company                                              2,100         48,594
Whole Foods Market, Inc. *                                    300         17,829
                                                                    ------------
                                                                          66,423
                                                                    ------------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                             640         56,077
                                                                    ------------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                        1,400         86,142
                                                                    ------------
GAS UTILITIES - 0.1%
AGL Resources, Inc.                                         2,000         73,000
National Fuel Gas Company                                     900         32,715
WGL Holdings, Inc.                                            600         18,804
                                                                    ------------
                                                                         124,519
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.3%
Dollar Tree Stores, Inc. *                                    200          6,192
Target Corporation                                          5,300        292,825
                                                                    ------------
                                                                         299,017
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
GOLD - 0.1%
Newmont Mining Corporation                                  2,400   $    102,600
                                                                    ------------
HEALTH CARE DISTRIBUTORS - 0.1%
Cardinal Health, Inc.                                       1,650        108,471
                                                                    ------------
HEALTH CARE EQUIPMENT - 1.0%
Aspect Medical Systems, Inc. *                                500          8,535
Baxter International, Inc.                                  2,400        109,104
Boston Scientific Corporation *                             9,700        143,463
CR Bard, Inc.                                               1,300         97,500
Cytyc Corporation *                                         1,000         24,480
Edwards Lifesciences Corporation *                            300         13,977
Hospira, Inc. *                                             2,100         80,367
Medtronic, Inc.                                             6,600        306,504
Respironics, Inc. *                                           100          3,861
St. Jude Medical, Inc. *                                    2,800         98,812
STERIS Corporation                                            700         16,842
Stryker Corporation                                           800         39,672
Thoratec Corporation *                                        700         10,927
Zimmer Holdings, Inc. *                                     1,100         74,250
                                                                    ------------
                                                                       1,028,294
                                                                    ------------
HEALTH CARE FACILITIES - 0.0%
Community Health Systems, Inc. *                              400         14,940
LifePoint Hospitals, Inc. *                                   200          7,064
Symbion, Inc. *                                               400          7,344
Triad Hospitals, Inc. *                                       210          9,246
United Surgical Partners International, Inc. *                400          9,932
                                                                    ------------
                                                                          48,526
                                                                    ------------
HEALTH CARE SERVICES - 0.4%
Caremark Rx, Inc.                                           2,300        130,341
DaVita, Inc. *                                                550         31,828
Medco Health Solutions, Inc. *                              1,763        105,974
Omnicare, Inc.                                              2,700        116,343
                                                                    ------------
                                                                         384,486
                                                                    ------------
HEALTH CARE SUPPLIES - 0.1%
Alcon, Inc.                                                   500         57,250
Dentsply International, Inc.                                  600         18,066
Merit Medical Systems, Inc. *                                 700          9,506
                                                                    ------------
                                                                          84,822
                                                                    ------------
HEALTH CARE TECHNOLOGY - 0.0%
Computer Programs & Systems, Inc.                             800         26,216
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc. *                                          1,033         15,598
Electronic Arts, Inc. *                                     1,100         61,248
                                                                    ------------
                                                                          76,846
                                                                    ------------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc. *                                     200         14,890
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                           10,550   $    382,649
Lowe's Companies, Inc.                                      6,400        179,584
                                                                    ------------
                                                                         562,233
                                                                    ------------
HOMEBUILDING - 0.2%
DR Horton, Inc.                                             2,400         57,480
Lennar Corporation                                          2,100         95,025
Meritage Homes Corporation *                                  150          6,241
Standard-Pacific Corporation                                1,000         23,500
Toll Brothers, Inc. *                                         600         16,848
                                                                    ------------
                                                                         199,094
                                                                    ------------
HOMEFURNISHING RETAIL - 0.2%
Bed Bath & Beyond, Inc. *                                   4,500        172,170
Cost Plus, Inc. *                                             200          2,394
Williams-Sonoma, Inc.                                         400         12,956
                                                                    ------------
                                                                         187,520
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 0.2%
Carnival Corporation                                        1,900         89,357
Marriott International, Inc.                                2,300         88,872
Wyndham Worldwide Corporation *                               880         24,614
                                                                    ------------
                                                                         202,843
                                                                    ------------
HOUSEHOLD APPLIANCES - 0.0%
iRobot Corporation *                                          200          4,012
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.3%
Clorox Company                                                700         44,100
Colgate-Palmolive Company                                   2,100        130,410
Kimberly-Clark Corporation                                  1,800        117,648
Procter & Gamble Company                                   16,715      1,035,996
                                                                    ------------
                                                                       1,328,154
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.0%
Fortune Brands, Inc.                                          600         45,066
Jarden Corporation *                                          100          3,297
                                                                    ------------
                                                                          48,363
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                                                200         12,254
Monster Worldwide, Inc. *                                   2,100         75,999
Robert Half International, Inc.                             1,200         40,764
Taleo Corporation *                                         1,200         12,144
                                                                    ------------
                                                                         141,161
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 0.7%
Costco Wholesale Corporation                                2,200        109,296
Wal-Mart Stores, Inc.                                      12,100        596,772
                                                                    ------------
                                                                         706,068
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY - 0.1%
Constellation Energy Group, Inc.                            1,600         94,720
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
AES Corporation *                                           6,500   $    132,535
Dynegy, Inc. *                                              5,100         28,254
Mirant Corporation *                                        1,000         27,310
NRG Energy, Inc. *                                          1,100         49,830
TXU Corporation                                               300         18,756
                                                                    ------------
                                                                         256,685
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 2.4%
3M Company                                                  3,800        282,796
General Electric Company                                   45,700      1,613,210
Tyco International, Ltd.                                   20,500        573,795
                                                                    ------------
                                                                       2,469,801
                                                                    ------------
INDUSTRIAL MACHINERY - 0.9%
Actuant Corporation                                           700         35,070
Briggs & Stratton Corporation                                 400         11,020
Danaher Corporation                                         5,000        343,350
Eaton Corporation                                             800         55,080
Harsco Corporation                                            300         23,295
Illinois Tool Works, Inc.                                   4,400        197,560
Ingersoll-Rand Company, Ltd.                                1,400         53,172
ITT Corporation                                             1,300         66,651
Nordson Corporation                                           200          7,972
Pall Corporation                                            2,200         67,782
                                                                    ------------
                                                                         860,952
                                                                    ------------
INDUSTRIAL REIT'S - 0.1%
AMB Property Corporation                                      200         11,022
EastGroup Properties, Inc.                                    400         19,944
First Potomac Realty Trust                                    200          6,044
Prologis                                                    1,700         97,002
                                                                    ------------
                                                                         134,012
                                                                    ------------
INSURANCE BROKERS - 0.2%
Arthur J Gallagher & Company                                  500         13,335
Marsh & McLennan Companies, Inc.                            5,000        140,750
Willis Group Holdings, Ltd.                                 1,000         38,000
                                                                    ------------
                                                                         192,085
                                                                    ------------
INTEGRATED OIL & GAS - 3.2%
BP plc ADR                                                    200         13,116
Chevron Corporation                                         9,650        625,899
ConocoPhillips                                              5,200        309,556
Exxon Mobil Corporation                                    27,080      1,817,068
Murphy Oil Corporation                                      3,300        156,915
Occidental Petroleum Corporation                            2,200        105,842
Petroleo Brasileiro S.A. ADR                                1,100         82,324
Royal Dutch Shell plc (Cl.B) ADR                              100          6,838
Total S.A. ADR                                              1,400         92,316
                                                                    ------------
                                                                       3,209,874
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.                                                    900         29,304

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
BellSouth Corporation                                       6,800   $    290,700
TELUS Corporation                                           4,600        257,462
Verizon Communications, Inc.                               11,834        439,396
Windstream Corporation                                          1              3
                                                                    ------------
                                                                       1,016,865
                                                                    ------------
INTERNET RETAIL - 0.2%
Amazon.com, Inc. *                                          5,300        170,236
Drugstore.com *                                             1,500          5,175
Expedia, Inc. *                                               450          7,056
IAC *                                                         550         15,818
                                                                    ------------
                                                                         198,285
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.8%
CNET Networks, Inc. *                                       1,600         15,328
Cybersource Corporation *                                     500          5,915
Digital Insight Corporation *                                 500         14,660
Google, Inc. *                                              1,110        446,109
VeriSign, Inc. *                                            5,400        109,080
Websense, Inc. *                                              900         19,449
Yahoo!, Inc. *                                              6,400        161,792
                                                                    ------------
                                                                         772,333
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 1.6%
E*Trade Financial Corporation *                            10,600        253,552
Goldman Sachs Group, Inc.                                   2,400        406,008
Lehman Brothers Holdings, Inc.                              3,500        258,510
Merrill Lynch & Company, Inc.                                 900         70,398
Morgan Stanley                                              5,500        401,005
Stifel Financial Corporation *                                200          6,348
TD Ameritrade Holding Corporation                           7,900        148,915
TradeStation Group, Inc. *                                  1,300         19,591
                                                                    ------------
                                                                       1,564,327
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.                                             3,500        110,985
CACI International, Inc. *                                    100          5,501
Cognizant Technology Solutions Corporation *                  300         22,218
Inforte Corporation *                                       1,500          6,195
NCI, Inc. *                                                   200          2,398
SRA International, Inc. *                                     400         12,024
                                                                    ------------
                                                                         159,321
                                                                    ------------
LEISURE PRODUCTS - 0.1%
Brunswick Corporation                                       1,000         31,190
Marvel Entertainment, Inc. *                                  400          9,656
Mattel, Inc.                                                2,100         41,370
Pool Corporation                                              612         23,562
                                                                    ------------
                                                                         105,778
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.5%
Lincoln National Corporation                                  528         32,778
Metlife, Inc.                                               3,300        187,044
Protective Life Corporation                                   500         22,875

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
Prudential Financial, Inc.                                  3,700   $    282,125
Stancorp Financial Group, Inc.                                500         22,315
                                                                    ------------
                                                                         547,137
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Charles River Laboratories International, Inc. *              300         13,023
Fisher Scientific International, Inc. *                       500         39,120
Invitrogen Corporation *                                      316         20,038
Techne Corporation *                                          200         10,172
Thermo Electron Corporation *                               1,300         51,129
Waters Corporation *                                          500         22,640
                                                                    ------------
                                                                         156,122
                                                                    ------------
MANAGED HEALTH CARE - 1.0%
Aetna, Inc.                                                 6,200        245,210
Cigna Corporation                                           1,500        174,480
Coventry Health Care, Inc. *                                  900         46,368
Healthspring, Inc. *                                          100          1,925
Humana, Inc. *                                              1,100         72,699
UnitedHealth Group, Inc.                                    6,500        319,800
WellPoint, Inc. *                                           1,900        146,395
                                                                    ------------
                                                                       1,006,877
                                                                    ------------
MORTGAGE REIT'S - 0.1%
CapitalSource, Inc.                                         3,979        102,738
                                                                    ------------
MOVIES & ENTERTAINMENT - 0.7%
DreamWorks Animation SKG, Inc. *                              400          9,964
News Corporation                                            4,100         80,565
Time Warner, Inc.                                          12,700        231,521
Viacom, Inc. (Cl.B) *                                       4,800        178,464
Walt Disney Company                                         6,700        207,097
                                                                    ------------
                                                                         707,611
                                                                    ------------
MULTI-LINE INSURANCE - 1.3%
American International Group, Inc.                         13,075        866,349
Assurant, Inc.                                                500         26,705
Genworth Financial, Inc.                                    3,100        108,531
Hartford Financial Services Group, Inc.                     3,100        268,925
Loews Corporation                                           1,400         53,060
                                                                    ------------
                                                                       1,323,570
                                                                    ------------
MULTI-UTILITIES - 0.4%
Alliant Energy Corporation                                    800         28,584
Duke Energy Corporation                                     7,500        226,500
Energy East Corporation                                     1,000         23,720
NiSource, Inc.                                              3,000         65,220
OGE Energy Corporation                                      1,000         36,110
TECO Energy, Inc.                                           3,800         59,470
                                                                    ------------
                                                                         439,604
                                                                    ------------
OFFICE REIT'S - 0.2%
Boston Properties, Inc.                                     1,400        144,676

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
OFFICE REIT'S (CONTINUED)
Corporate Office Properties Trust SBI MD                      100   $      4,476
Duke Realty Corporation                                       500         18,675
Reckson Associates Realty Corporation                         500         21,400
SL Green Realty Corporation                                   500         55,850
                                                                    ------------
                                                                         245,077
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation                                  1,100         66,187
Herman Miller, Inc.                                         1,000         34,210
Pitney Bowes, Inc.                                          1,800         79,866
                                                                    ------------
                                                                         180,263
                                                                    ------------
OIL & GAS DRILLING - 0.3%
Grey Wolf, Inc. *                                           1,500         10,020
Helmerich & Payne, Inc.                                     1,000         23,030
Nabors Industries, Ltd. *                                   2,400         71,400
Patterson-UTI Energy, Inc.                                    800         19,008
Transocean, Inc. *                                          2,809        205,703
                                                                    ------------
                                                                         329,161
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.0%
Baker Hughes, Inc.                                          2,000        136,400
BJ Services Company                                         2,000         60,260
Cameron International Corporation *                           500         24,155
FMC Technologies, Inc. *                                    1,871        100,473
Grant Prideco, Inc. *                                       2,500         95,075
Halliburton Company                                         1,100         31,295
Maverick Tube Corporation *                                   400         25,932
National Oilwell Varco, Inc. *                                600         35,130
Schlumberger, Ltd.                                          7,900        490,037
Smith International, Inc.                                     100          3,880
                                                                    ------------
                                                                       1,002,637
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation                              1,726         75,651
Bois d'Arc Energy, Inc. *                                     300          4,590
Comstock Resources, Inc. *                                  1,000         27,150
Devon Energy Corporation                                    1,400         88,410
EOG Resources, Inc.                                         1,200         78,060
Forest Oil Corporation *                                      400         12,636
Newfield Exploration Company *                                800         30,832
Pioneer Natural Resources Company                             700         27,384
XTO Energy, Inc.                                            1,800         75,834
                                                                    ------------
                                                                         420,547
                                                                    ------------
OIL & GAS REFINING & MARKETING - 0.1%
Valero Energy Corporation                                   2,200        113,234
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
El Paso Corporation                                         2,200         30,008


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
Williams Companies, Inc.                                    8,900   $    212,443
                                                                    ------------
                                                                         242,451
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.0%
Bank of America Corporation                                22,076      1,182,611
Citigroup, Inc.                                            21,073      1,046,696
JPMorgan Chase & Company                                   17,236        809,403
                                                                    ------------
                                                                       3,038,710
                                                                    ------------
PACKAGED FOODS & MEATS - 0.3%
General Mills, Inc.                                         2,500        141,500
Kellogg Company                                             1,800         89,136
Kraft Foods, Inc.                                             700         24,962
Sara Lee Corporation                                        1,300         20,891
SunOpta, Inc. *                                             2,900         30,653
Tootsie Roll Industries, Inc.                                 169          4,953
                                                                    ------------
                                                                         312,095
                                                                    ------------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation *                         900         10,080
                                                                    ------------
PAPER PRODUCTS - 0.2%
Bowater, Inc.                                               1,200         24,684
International Paper Company                                 4,100        141,983
                                                                    ------------
                                                                         166,667
                                                                    ------------
PERSONAL PRODUCTS - 0.1%
Avon Products, Inc.                                         4,300        131,838
                                                                    ------------
PHARMACEUTICALS - 3.3%
Abbott Laboratories                                         5,000        242,800
Allergan, Inc.                                              1,200        135,132
Barr Pharmaceuticals, Inc. *                                  400         20,776
Bristol-Myers Squibb Company                                1,500         37,380
Eli Lilly & Company                                         4,840        275,880
GlaxoSmithKline plc ADR                                       600         31,938
Johnson & Johnson                                          11,758        763,565
Medicis Pharmaceutical Corporation                            300          9,705
Merck & Company, Inc.                                       9,800        410,620
Noven Pharmaceuticals, Inc. *                                 600         14,472
Pfizer, Inc.                                               31,473        892,574
Schering-Plough Corporation                                 6,100        134,749
Sepracor, Inc. *                                              300         14,532
Shire plc ADR                                                 600         29,634
Wyeth                                                       5,900        299,956
                                                                    ------------
                                                                       3,313,713
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 0.5%
Axis Capital Holdings, Ltd.                                 1,800         62,442
Infinity Property & Casualty Corporation                      200          8,226
James River Group, Inc. *                                     100          2,935

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Markel Corporation *                                           70   $     28,746
Mercury General Corporation                                   200          9,922
Ohio Casualty Corporation                                     200          5,174
ProAssurance Corporation *                                    200          9,856
Progressive Corporation                                     3,000         73,620
Selective Insurance Group                                     100          5,261
St. Paul Travelers Companies, Inc.                          3,414        160,083
XL Capital, Ltd.                                            1,300         89,310
                                                                    ------------
                                                                         455,575
                                                                    ------------
PUBLISHING - 0.3%
Dow Jones & Company, Inc.                                     700         23,478
Gannett Company, Inc.                                         680         38,644
Getty Images, Inc. *                                          400         19,872
McGraw-Hill Companies, Inc.                                 1,300         75,439
Meredith Corporation                                          300         14,799
Scholastic Corporation *                                      200          6,230
Tribune Company                                             1,500         49,080
Washington Post Company (Cl.B)                                 39         28,743
                                                                    ------------
                                                                         256,285
                                                                    ------------
RAILROADS - 0.5%
Norfolk Southern Corporation                                4,700        207,035
Union Pacific Corporation                                   2,900        255,200
                                                                    ------------
                                                                         462,235
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Realogy Corporation *                                       1,100         24,948
                                                                    ------------
REGIONAL BANKS - 1.1%
City National Corporation                                     100          6,706
Commerce Bancshares, Inc. City MO                             543         27,460
East West Bancorp, Inc.                                       500         19,805
Fifth Third Bancorp                                         6,700        255,136
First Horizon National Corporation                          5,100        193,851
Mercantile Bankshares Corporation                             750         27,202
Popular, Inc.                                               1,100         21,384
SunTrust Banks, Inc.                                        3,300        255,024
Synovus Financial Corporation                               8,400        246,708
TCF Financial Corporation                                     300          7,887
Texas Regional Bancshares, Inc.                               898         34,528
UCBH Holdings, Inc.                                         1,400         24,444
Virginia Commerce Bancorp, Inc. *                             150          3,330
Westamerica Bancorporation                                    100          5,051
Wilmington Trust Corporation                                  600         26,730
                                                                    ------------
                                                                       1,155,246
                                                                    ------------
RESIDENTIAL REIT'S - 0.2%
Archstone-Smith Trust                                       2,800        152,432
Camden Property Trust                                         500         38,005
                                                                    ------------
                                                                         190,437
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
RESTAURANTS - 0.1%
California Pizza Kitchen, Inc. *                              300   $      8,979
Cheesecake Factory *                                          200          5,438
Panera Bread Company *                                        700         40,775
PF Chang's China Bistro, Inc. *                               200          6,942
Sonic Corporation *                                           900         20,349
Starbucks Corporation *                                     1,200         40,860
                                                                    ------------
                                                                         123,343
                                                                    ------------
RETAIL REIT'S - 0.2%
Kimco Realty Corporation                                      900         38,583
Pennsylvania Real Estate Investment Trust                     100          4,257
Regency Centers Corporation                                   600         41,256
Simon Property Group, Inc.                                    800         72,496
Weingarten Realty Investors                                   800         34,416
                                                                    ------------
                                                                         191,008
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Advanced Energy Industries, Inc. *                            500          8,520
Applied Materials, Inc.                                    11,800        209,214
ATMI, Inc. *                                                  200          5,814
Cymer, Inc. *                                                 200          8,782
Entegris, Inc. *                                            1,112         12,132
Tessera Technologies, Inc. *                                  500         17,390
Varian Semiconductor Equipment Associates, Inc. *             300         11,010
                                                                    ------------
                                                                         272,862
                                                                    ------------
SEMICONDUCTORS - 1.3%
Advanced Micro Devices, Inc. *                              2,900         72,065
Analog Devices, Inc.                                        3,900        114,621
Broadcom Corporation *                                      3,600        109,224
Intel Corporation                                          26,300        540,991
Intersil Corporation                                        1,100         27,005
Marvell Technology Group, Ltd. *                            7,200        139,464
Maxim Integrated Products, Inc.                             3,000         84,210
Microchip Technology, Inc.                                    400         12,968
Nvidia Corporation *                                        2,600         76,934
Omnivision Technologies, Inc. *                               900         12,843
Semtech Corporation *                                         900         11,484
Xilinx, Inc.                                                4,000         87,800
Zoran Corporation *                                           989         15,903
                                                                    ------------
                                                                       1,305,512
                                                                    ------------
SOFT DRINKS - 0.9%
Coca-Cola Company                                          10,300        460,204
Coca-Cola Enterprises, Inc.                                 2,200         45,826
PepsiCo, Inc.                                               6,800        443,768
                                                                    ------------
                                                                         949,798
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.1%
H&R Block, Inc.                                             2,700         58,698
Jackson Hewitt Tax Service, Inc.                              500         15,005
                                                                    ------------
                                                                          73,703
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
SPECIALIZED FINANCE - 0.3%
Cbot Holdings, Inc. *                                         500   $     60,395
Chicago Mercantile Exchange Holdings, Inc.                    350        167,387
IntercontinentalExchange, Inc. *                              100          7,507
Moody's Corporation                                         1,200         78,456
                                                                    ------------
                                                                         313,745
                                                                    ------------
SPECIALIZED REIT'S - 0.1%
LaSalle Hotel Properties                                    1,200         52,008
Potlatch Corporation                                        1,110         41,181
                                                                    ------------
                                                                          93,189
                                                                    ------------
SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                                          700         19,915
Ecolab, Inc.                                                1,600         68,512
Sigma-Aldrich Corporation                                     300         22,701
Symyx Technologies *                                          700         14,833
Valspar Corporation                                           200          5,320
                                                                    ------------
                                                                         131,281
                                                                    ------------
SPECIALTY STORES - 0.1%
AC Moore Arts & Crafts, Inc. *                                300          5,709
Dick's Sporting Goods, Inc. *                                 100          4,552
Hibbett Sporting Goods, Inc. *                                800         20,944
PetSmart, Inc.                                                500         13,875
Staples, Inc.                                               2,850         69,341
                                                                    ------------
                                                                         114,421
                                                                    ------------
STEEL - 0.1%
Nucor Corporation                                           2,140        105,909
Steel Dynamics, Inc.                                          500         25,225
                                                                    ------------
                                                                         131,134
                                                                    ------------
SYSTEMS SOFTWARE - 1.6%
Borland Software Corporation *                                600          3,438
Macrovision Corporation *                                     100          2,369
McAfee, Inc. *                                              9,600        234,816
Microsoft Corporation                                      40,900      1,117,797
Oracle Corporation *                                        5,600         99,344
Red Hat, Inc. *                                             8,300        174,964
                                                                    ------------
                                                                       1,632,728
                                                                    ------------
TECHNOLOGY DISTRIBUTORS - 0.0%
CDW Corporation                                               200         12,336
Insight Enterprises, Inc. *                                   600         12,366
Tech Data Corporation *                                       400         14,612
                                                                    ------------
                                                                          39,314
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.4%
BankAtlantic Bancorp, Inc.                                  1,700         24,174
Countrywide Financial Corporation                           6,100        213,744
IndyMac Bancorp, Inc.                                         500         20,580
PMI Group, Inc.                                               500         21,905
Radian Group, Inc.                                            300         18,000
Triad Guaranty, Inc. *                                        400         20,468

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Mutual, Inc.                                     2,600   $    113,022
                                                                    ------------
                                                                         431,893
                                                                    ------------
TOBACCO - 0.8%
Altria Group, Inc.                                         10,630        813,727
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Fastenal Company                                              700         26,999
                                                                    ------------
TRUCKING - 0.1%
Dollar Thrifty Automotive Group *                             700         31,199
Old Dominion Freight Line, Inc. *                             850         25,525
                                                                    ------------
                                                                          56,724
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Alltel Corporation                                          1,500         83,250
America Movil S.A. de CV ADR                                1,500         59,055
American Tower Corporation *                                6,930        252,945
Crown Castle International Corporation *                    7,400        260,776
NTELOS Holdings Corporation *                                 300          3,831
Rogers Communications, Inc. (Cl.B)                          2,300        126,201
Sprint Nextel Corporation                                   8,375        143,631
Vodafone Group plc ADR                                      4,300         98,298
Wireless Facilities, Inc. *                                 1,100          2,354
                                                                    ------------
                                                                       1,030,341
                                                                    ------------
TOTAL COMMON STOCK
(Amortized Cost $48,895,073)                                        $ 55,586,445
                                                                    ------------
FOREIGN STOCK - 9.4%
AUSTRALIA - 0.6%
Alinta, Ltd.                                                5,023         42,677
Australia & New Zealand Banking Group, Ltd.                 5,552        111,143
Babcock & Brown, Ltd.                                       4,160         62,443
BlueScope Steel, Ltd.                                      13,485         65,126
CSL, Ltd.                                                     707         28,470
Goodman Fielder, Ltd.                                       9,400         15,132
Insurance Australia Group, Ltd.                            10,631         41,835
Macquarie Bank, Ltd.                                        1,249         64,370
Macquarie Infrastructure Group                              7,634         18,207
Mirvac Group                                                9,631         34,023
Pacific Brands, Ltd.                                        8,506         16,039
Qantas Airways, Ltd.                                        4,420         12,880
QBE Insurance Group, Ltd.                                   4,198         76,654
Rio Tinto, Ltd.                                             1,064         55,589
Sydney Roads Group *                                            1              1
                                                                    ------------
                                                                         644,589
                                                                    ------------
BELGIUM - 0.1%
Fortis                                                      2,307         93,608
KBC Groep N.V.                                                538         56,655
                                                                    ------------
                                                                         150,263
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN STOCK (CONTINUED)
BERMUDA - 0.0%
Esprit Holdings, Ltd.                                       5,500   $     50,159
                                                                    ------------
CHINA - 0.0%
China Petroleum & Chemical Corporation                     52,000         32,305
                                                                    ------------
FINLAND - 0.4%
Cargotec Corporation (Cl.B)                                 2,360         99,858
Kesko Oyj                                                   2,500        105,116
Nokia Oyj                                                   7,282        144,597
Sanoma-WSOY Oyj                                             1,740         44,634
                                                                    ------------
                                                                         394,205
                                                                    ------------
FRANCE - 1.0%
Arkema *                                                       36          1,675
AXA S.A.                                                    3,122        115,118
BNP Paribas                                                 1,192        128,246
Bouygues                                                    1,607         85,948
CNP Assurances                                                747         72,460
Pernod-Ricard S.A.                                            664        138,163
Publicis Groupe                                             2,736        107,754
Sanofi-Aventis                                              1,885        167,789
Societe Generale                                              336         53,469
Technip S.A.                                                  643         36,542
Total S.A.                                                  1,854        121,657
                                                                    ------------
                                                                       1,028,821
                                                                    ------------
GERMANY - 0.6%
Adidas AG                                                   1,092         51,370
BASF AG                                                       770         61,657
Bayerische Motoren Werke (BMW) AG *                         1,510         80,875
Celesio AG                                                    950         49,521
E.ON AG                                                     1,506        178,509
Hypo Real Estate Holding AG                                   661         41,237
ProSiebenSat.1 Media AG                                     1,276         35,352
ThyssenKrupp AG                                             1,431         48,211
Wacker Chemie AG *                                            174         20,474
                                                                    ------------
                                                                         567,206
                                                                    ------------
GREECE - 0.0%
National Bank of Greece S.A.                                  777         33,439
                                                                    ------------
HONG KONG - 0.1%
China Overseas Land & Investment, Ltd.                     80,000         61,714
Hutchison Whampoa, Ltd.                                     2,700         23,844
                                                                    ------------
                                                                          85,558
                                                                    ------------
IRELAND - 0.2%
Allied Irish Banks plc                                      2,132         56,770
DCC plc                                                     4,049        101,142
                                                                    ------------
                                                                         157,912
                                                                    ------------
ITALY - 0.4%
AEM SpA                                                    14,725         39,770
ENI SpA                                                     4,297        127,333

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN STOCK (CONTINUED)
ITALY (CONTINUED)
Piaggio & C SpA *                                           7,200   $     26,749
Saipem SpA                                                  3,007         65,352
UniCredito Italiano SpA                                    12,309        102,152
                                                                    ------------
                                                                         361,356
                                                                    ------------
JAPAN - 2.0%
Ajinomoto Company, Inc.                                     3,000         32,305
Asahi Kasei Corporation                                     3,000         19,200
Bank of Yokohama, Ltd.                                      8,000         62,984
Canon, Inc.                                                 1,850         96,474
Eisai Company, Ltd.                                           700         33,837
Fanuc, Ltd.                                                   500         39,026
Goldcrest Company, Ltd.                                       530         28,760
Hamamatsu Photonics KK                                        900         27,581
Hitachi Maxell, Ltd.                                        1,900         24,642
Honda Motor Company, Ltd.                                   2,200         73,938
Hoya Corporation                                              900         33,905
JGC Corporation                                             2,000         33,422
KDDI Corporation                                                8         49,845
Kobayashi Pharmaceutical Company, Ltd.                      1,100         41,998
Marui Company, Ltd.                                         1,400         20,492
Mitsubishi Electric Corporation                             5,000         42,116
Mitsubishi Gas Chemical Company, Inc.                       3,000         32,584
Mitsubishi UFJ Financial Group, Inc.                            8        102,942
Mitsui & Company, Ltd.                                      5,000         63,577
Mitsui Sumitomo Insurance Company, Ltd.                     5,000         62,518
Nichias Corporation                                         3,000         21,105
Nikon Corporation                                           3,000         61,968
Nippon Mining Holdings, Inc.                                2,500         17,672
Nippon Oil Corporation                                      3,000         22,095
Nippon Steel Corporation                                   28,000        115,200
Nippon Yusen KK                                            10,000         60,868
Resona Holdings, Inc.                                          18         53,943
Seven & I Holdings Company, Ltd.                            1,900         61,122
Sony Corporation                                            2,000         80,931
Sumitomo Bakelite Company, Ltd.                             2,000         15,103
Sumitomo Trust & Banking Company, Ltd.                     14,000        146,489
Takeda Pharmaceutical Company, Ltd.                         1,100         68,631
Tokyo Electric Power Company, Inc.                          2,900         83,471
Tokyo Electron, Ltd.                                          800         59,124
Toyoda Gosei Company, Ltd.                                  1,600         35,217
Toyota Motor Corporation                                    2,800        152,178
Uniden Corporation                                          1,000         10,540

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN STOCK (CONTINUED)
JAPAN (CONTINUED)
Yusen Air & Sea Service Company, Ltd.                       1,000   $     25,143
                                                                    ------------
                                                                       2,012,946
                                                                    ------------
MEXICO - 0.2%
Cemex S.A. de CV *                                         12,896         38,922
Grupo Financiero Banorte S.A. de CV                        31,116         97,392
Wal-Mart de Mexico S.A. de CV                               8,700         29,597
                                                                    ------------
                                                                         165,911
                                                                    ------------
NETHERLANDS - 0.2%
Aegon N.V.                                                  3,140         58,886
ING Groep N.V.                                              1,749         76,933
TomTom N.V. *                                               1,097         46,139
                                                                    ------------
                                                                         181,958
                                                                    ------------
NORWAY - 0.1%
Statoil ASA                                                 1,847         43,653
Telenor ASA                                                 3,900         50,852
                                                                    ------------
                                                                          94,505
                                                                    ------------
PAPUA NEW GUINEA - 0.0%
Oil Search, Ltd.                                           12,681         31,945
                                                                    ------------
SINGAPORE - 0.2%
DBS Group Holdings, Ltd.                                    6,000         72,535
SembCorp Industries, Ltd.                                  25,900         54,794
StarHub, Ltd.                                              25,000         35,418
Venture Corporation, Ltd.                                   2,000         15,867
                                                                    ------------
                                                                         178,614
                                                                    ------------
SPAIN - 0.4%
Acciona S.A.                                                1,010        153,681
Banco Santander Central Hispano S.A.                        8,964        141,737
Telefonica S.A.                                             5,273         91,399
                                                                    ------------
                                                                         386,817
                                                                    ------------
SWEDEN - 0.5%
Autoliv, Inc.                                               1,700         94,068
Nordea Bank AB                                              9,727        127,425
Ssab Svenskt Staal AB                                       6,759        125,898
Svenska Handelsbanken                                       3,339         90,216
TeliaSonera AB *                                            9,500         60,929
Volvo AB                                                    1,000         59,564
                                                                    ------------
                                                                         558,100
                                                                    ------------
SWITZERLAND - 0.6%
Holcim, Ltd.                                                  470         38,415
Nestle S.A.                                                   426        148,541
Novartis AG                                                 2,688        156,929
Panalpina Welttransport Holding AG                            367         39,477
Swiss Life Holding                                            304         71,113
UBS AG                                                      2,214        132,443
                                                                    ------------
                                                                         586,918
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN STOCK (CONTINUED)
TAIWAN, PROVINCE OF CHINA - 0.0%
Acer, Inc.                                                  3,060   $      5,185
                                                                    ------------
UNITED KINGDOM - 1.8%
Aegis Group plc                                            26,569         66,528
Alliance Boots plc                                          3,251         47,165
Anglo American plc                                          2,498        104,241
Arriva plc                                                  3,978         49,153
Aviva plc                                                   3,766         55,205
Barclays plc                                               11,729        147,999
BP plc                                                     11,598        126,370
Bradford & Bingley plc                                      6,835         60,493
Close Brothers Group plc                                    1,650         31,570
Corus Group plc                                             8,156         59,282
GKN plc                                                     5,382         28,968
GlaxoSmithKline plc                                         5,174        137,741
HBOS plc                                                    3,330         65,896
Informa plc                                                 4,181         38,687
Persimmon plc                                               1,474         36,895
QinetiQ plc                                                 6,400         20,818
RHM plc                                                     5,150         26,779
Rolls-Royce Group plc                                       4,831         40,925
Royal Bank of Scotland Group plc                            6,214        214,055
Royal Dutch Shell plc (Cl.B)                                4,491        152,517
Tesco plc                                                  11,046         74,498
Tomkins plc                                                 3,587         15,915
Unilever plc                                                1,239         30,572
United Utilities plc                                        5,356         70,692
Vodafone Group plc                                         12,059         27,656
WPP Group plc                                               3,118         38,643
                                                                    ------------
                                                                       1,769,263
                                                                    ------------
TOTAL FOREIGN STOCK
   (Amortized Cost $7,171,736)                                      $  9,477,975
                                                                    ------------
PREFERRED STOCK - 0.0%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B) * (1)(3)                          469          1,583
                                                                    ------------
TOTAL PREFERRED STOCK
   (Amortized Cost $6,135)                                          $      1,583
                                                                    ------------
WARRANTS - 0.0%
WARRANTS - 0.0%
Travelcenters of America, Inc.
   $0.001, 5/1/2009 (1)(3)                                    150            450
                                                                    ------------
TOTAL WARRANTS (Amortized Cost $1)                                  $        450
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND - 9.8%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc.
   8.88%, 2011                                         $   25,000         26,000

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
Bombardier, Inc.
   6.75%, 2012 (1)(2)(4)                               $  100,000   $     95,250
United Technologies Corporation
   5.40%, 2035                                             20,000         19,404
                                                                    ------------
                                                                         140,654
                                                                    ------------
AUTOMOTIVE - 0.5%
Adesa, Inc.
   7.63%, 2012                                             25,000         24,625
Autonation, Inc.
   7.507%, 2013 (1)(2)(4)(5)                               25,000         25,313
   7.00%, 2014 (1)(2)(4)                                   25,000         24,938
DaimlerChrysler North America Holding Corporation
   5.82%, 2009 (5)                                         30,000         29,977
   6.50%, 2013                                             50,000         51,273
Erac USA Finance Company
   5.60%, 2015 (1)(2)(4)                                   40,000         39,548
Ford Motor Credit Company
   6.366%, 2006 (5)                                        25,000         24,984
   5.80%, 2009                                             65,000         61,881
General Motors Acceptance Corporation
   6.75%, 2014                                            100,000         97,625
Hertz Corporation
   8.88%, 2014 (1)(2)(4)                                  100,000        104,750
                                                                    ------------
                                                                         484,914
                                                                    ------------
BANKING - 1.1%
BAC CAP TRUST V
   5.63%, 2035                                             35,000         32,456
Bank of America Corporation
   4.88%, 2012                                             55,000         54,076
   5.75%, 2016                                             40,000         40,689
Bank One Corporation
   5.25%, 2013                                             75,000         74,635
BB&T Capital Trust II
   6.75%, 2036                                             60,000         64,224
BCP Crystal US Holdings Corporation
   9.63%, 2014 (4)                                        100,000        108,500
Bear Stearns Companies, Inc.
   5.50%, 2011                                             35,000         35,257
Capital One Bank
   6.50%, 2013                                             65,000         67,983
Countrywide Financial Corporation
   6.25%, 2016                                             60,000         60,893
Credit Suisse USA, Inc.
   5.50%, 2011                                             30,000         30,269
HSBC Finance Corporation
   5.00%, 2015                                             50,000         48,330
Huntington National Bank
   4.38%, 2010                                             45,000         43,781
Merrill Lynch & Company, Inc.
   6.22%, 2026                                             30,000         30,517

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
BANKING (CONTINUED)
Mizuho Capital Investment 1, Ltd.
   6.69%, 2049 (1)(2)(4)(5)                            $   16,000   $     16,138
Morgan Stanley
   6.25%, 2026                                             15,000         15,529
Northern Trust Company
   4.60%, 2013                                             25,000         24,097
Northern Trust Corporation
   5.30%, 2011                                             30,000         30,212
Residential Capital Corporation
   6.13%, 2008                                             25,000         25,098
Svensk Exportkredit AB
   4.875%, 2011                                            35,000         34,810
U.S. Bancorp
   4.50%, 2010                                             60,000         58,779
Wachovia Corporation
   6.40%, 2008                                             20,000         20,377
   5.50%, 2035                                             25,000         23,653
Webster Financial Corporation
   5.13%, 2014                                             45,000         43,295
Wells Fargo & Company
   4.88%, 2011                                             90,000         89,145
                                                                    ------------
                                                                       1,072,743
                                                                    ------------
BROKERAGE - 0.4%
Citigroup, Inc.
   5.00%, 2014                                             60,000         58,456
Franklin Resources, Inc.
   3.70%, 2008                                             15,000         14,643
Goldman Sachs Group, Inc.
   6.35%, 2034                                            100,000         99,363
Jefferies Group, Inc.
   6.25%, 2036                                             35,000         33,768
Legg Mason, Inc.
   6.75%, 2008                                             20,000         20,495
Lehman Brothers Holdings, Inc.
   3.50%, 2008                                             65,000         63,078
Merrill Lynch & Company, Inc.
   6.05%, 2016                                            100,000        103,407
                                                                    ------------
                                                                         393,210
                                                                    ------------
BUILDING MATERIALS - 0.1%
Celulosa Arauco y Constitucion S.A.
   5.13%, 2013                                             40,000         38,367
Centex Corporation
   5.45%, 2012                                             40,000         39,053
Collins & Aikman Floor Cover
   9.75%, 2010                                             25,000         24,875
CRH America, Inc.
   6.00%, 2016                                             30,000         30,042
Lafarge S.A.
   6.15%, 2011                                             20,000         20,430
                                                                    ------------
                                                                         152,767
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
CHEMICALS - 0.1%
Dow Chemical Company
   6.13%, 2011                                         $   30,000   $     30,931
Hercules, Inc.
   6.75%, 2029                                             50,000         47,563
Huntsman LLC
   11.63%, 2010                                            33,000         36,465
Mosaic Global Holdings, Inc.
   10.88%, 2013                                            25,000         27,875
                                                                    ------------
                                                                         142,834
                                                                    ------------
COMMUNICATIONS - OTHER - 0.1%
CanWest Media, Inc.
   8.00%, 2012                                             34,875         34,439
Dun & Bradstreet Corporation
   5.50%, 2011                                             25,000         25,166
                                                                    ------------
                                                                          59,605
                                                                    ------------
CONSUMER PRODUCTS - 0.2%
Bunge, Ltd. Finance Corporation
   4.38%, 2008                                             50,000         48,836
Eastman Kodak Company
   7.25%, 2013                                            100,000         97,648
Fortune Brands, Inc.
   5.13%, 2011                                             30,000         29,462
Sealy Mattress Company
   8.25%, 2014                                             25,000         25,500
Visant Corporation
   7.63%, 2012                                             25,000         25,125
                                                                    ------------
                                                                         226,571
                                                                    ------------
DISTRIBUTORS - 0.1%
Atmos Energy Corporation
   4.00%, 2009                                             45,000         43,118
Southern California Gas Company
   5.75%, 2035                                             45,000         45,212
                                                                    ------------
                                                                          88,330
                                                                    ------------
DIVERSIFIED MANUFACTURING - 0.0%
Hawk Corporation
   8.75%, 2014                                             25,000         24,750
JLG Industries, Inc.
   8.38%, 2012                                             16,000         16,640
                                                                    ------------
                                                                          41,390
                                                                    ------------
ELECTRIC - 0.7%
AES Corporation
   9.00%, 2015 (1)(2)(4)                                   25,000         26,937
Alabama Power Company
   5.59%, 2009 (5)                                         60,000         60,192
Appalachian Power Company
   6.38%, 2036                                             25,000         25,466
Black Hills Corporation
   6.50%, 2013                                             30,000         30,253
CE Electric UK Funding Company
   7.00%, 2007 (1)(2)(4)                                   35,000         35,611

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
Centerpoint Energy, Inc.
   7.25%, 2010                                         $   25,000   $     26,429
El Paso Electric Company
   6.00%, 2035                                             45,000         43,998
Exelon Generation Company LLC
   5.35%, 2014                                             25,000         24,624
FirstEnergy Corporation
   6.45%, 2011                                             40,000         41,727
Florida Power & Light Company
   6.20%, 2036 (1)(2)(4)                                   20,000         21,314
Midamerican Energy Holdings Company
   6.13%, 2036 (1)(2)(4)                                   35,000         35,378
Mirant Americas Generation LLC
   8.30%, 2011                                            100,000        100,125
Monongahela Power Company
   5.70%, 2017 (1)(2)(4)                                   40,000         40,208
Pacific Gas & Electric Company
   4.80%, 2014                                             30,000         28,871
PPL Capital Funding Trust I
Progress Energy, Inc.
   5.63%, 2016                                             30,000         29,980
Public Service Company of New Mexico
   4.40%, 2008                                             40,000         39,214
Sierra Pacific Resources
   7.80%, 2012 (1)                                         25,000         26,346
Southern California Edison Company
   4.65%, 2015                                             30,000         28,380
Virginia Electric and Power Company
   6.00%, 2036                                             40,000         39,636
Westar Energy, Inc.
   5.10%, 2020                                             25,000         23,167
Western Power Distribution Holdings, Ltd.
   6.88%, 2007 (1)(2)(4)                                   25,000         25,221
                                                                    ------------
                                                                         753,077
                                                                    ------------
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc.
   7.38%, 2014 (6)                                         22,000         21,615
                                                                    ------------
ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, Inc.
   10.00%, 2010                                            25,000         25,938
International Speedway Corporation
   4.20%, 2009                                             20,000         19,424
K2, Inc.
   7.38%, 2014                                             25,000         24,344
                                                                    ------------
                                                                          69,706
                                                                    ------------
ENVIRONMENTAL - 0.1%
Allied Waste North America, Inc.
   8.50%, 2008                                             25,000         26,187

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ENVIRONMENTAL (CONTINUED)
Casella Waste Systems, Inc.
   9.75%, 2013                                         $   25,000   $     26,250
                                                                    ------------
                                                                          52,437
                                                                    ------------
FINANCIAL - OTHER - 0.2%
AvalonBay Communities, Inc.
   6.13%, 2012                                             30,000         31,058
Boeing Capital Corporation, Ltd.
   6.10%, 2011                                             50,000         51,791
Dollar Financial Group, Inc.
   9.75%, 2011                                             18,000         19,637
EnCana Holdings Finance Corporation
   5.80%, 2014                                             45,000         45,346
Kinder Morgan Finance Company ULC
   5.70%, 2016                                             45,000         41,540
Orion Power Holdings, Inc.
   12.00%, 2010                                            25,000         28,312
                                                                    ------------
                                                                         217,684
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
American Express Company
   5.25%, 2011                                             40,000         40,103
American General Finance Corporation
   5.40%, 2015                                             50,000         49,502
SLM Corporation
   5.44%, 2009 (5)                                         35,000         33,618
   5.685%, 2009 (5)                                        55,000         55,190
                                                                    ------------
                                                                         178,413
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
CIT Group, Inc.
   6.00%, 2036                                             30,000         29,211
FIA Card Services North America
   4.63%, 2009                                             45,000         44,418
General Electric Capital Corporation
   5.88%, 2012                                             70,000         72,231
   6.00%, 2012                                            140,000        145,460
International Lease Finance Corporation
   5.45%, 2011                                             50,000         50,309
John Deere Capital Corporation
   7.00%, 2012                                             45,000         48,570
                                                                    ------------
                                                                         390,199
                                                                    ------------
FOOD & BEVERAGE - 0.2%
B&G Foods, Inc.
   8.00%, 2011                                             25,000         25,625
Birds Eye Foods, Inc.
   11.88%, 2008 (1)                                         6,000          6,007
McCormick & Company, Inc.
   5.20%, 2015                                             40,000         39,541
Pantry, Inc.
   7.75%, 2014                                             25,000         25,063

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
FOOD & BEVERAGE (CONTINUED)
SABMiller plc
   6.20%, 2011 (1)(2)                                  $   50,000   $     51,313
WM Wrigley Jr Company
   4.65%, 2015                                             15,000         14,291
                                                                    ------------
                                                                         161,840
                                                                    ------------
GAMING - 0.1%
GTECH Holdings Corporation
   4.50%, 2009                                             45,000         45,137
Harrah's Operating Company, Inc.
   5.50%, 2010                                             45,000         44,318
                                                                    ------------
                                                                          89,455
                                                                    ------------
HEALTH CARE - 0.3%
Amgen, Inc.
   4.00%, 2009                                             25,000         24,235
Cardinal Health, Inc.
   5.64%, 2009 (1)(2)(3)(4)(5)                             30,000         30,000
Concentra Operating Corporation
   9.13%, 2012                                             25,000         26,000
Genentech, Inc.
   4.75%, 2015                                             35,000         33,612
Genesis HealthCare Corporation
   8.00%, 2013                                             25,000         25,937
Highmark, Inc.
   6.80%, 2013 (1)(2)(4)                                   30,000         31,628
Kroger Company
   8.05%, 2010                                             45,000         48,442
Medtronic, Inc.
   4.75%, 2015                                             55,000         52,263
UnitedHealth Group, Inc.
Vanguard Health Holding Company II LLC
   9.00%, 2014                                             25,000         24,250
WellPoint, Inc.
   5.00%, 2011                                             30,000         29,601
                                                                    ------------
                                                                         325,968
                                                                    ------------
HOME CONSTRUCTION - 0.2%
DR Horton, Inc.
   5.63%, 2014                                             30,000         28,284
Lennar Corporation
   5.60%, 2015                                             60,000         57,060
MDC Holdings, Inc.
   5.50%, 2013                                             55,000         51,269
NVR, Inc.
   5.00%, 2010                                             20,000         19,475
Pulte Homes, Inc.
   5.20%, 2015                                             50,000         46,821
                                                                    ------------
                                                                         202,909
                                                                    ------------
INDEPENDENT ENERGY - 0.1%
Devon Financing Corporation ULC
   6.88%, 2011                                             55,000         58,531

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
INDEPENDENT ENERGY (CONTINUED)
Forest Oil Corporation
   8.00%, 2011                                            $25,000   $     25,875
NRG Energy, Inc.
   7.25%, 2014                                             25,000         24,813
                                                                    ------------
                                                                         109,219
                                                                    ------------
INSURANCE - 0.0%
Hartford Financial Services Group, Inc.
   5.25%, 2011 (3)                                         25,000         24,950
                                                                    ------------
INSURANCE - LIFE - 0.4%
Genworth Financial, Inc.
   5.75%, 2014                                             40,000         40,789
Hartford Financial Services Group, Inc.
   4.75%, 2014                                             55,000         52,500
Metlife, Inc.
   6.13%, 2011                                             50,000         51,875
Nationwide Financial Services
   5.90%, 2012                                             50,000         51,102
NLV Financial Corporation
   7.50%, 2033 (1)(2)(4)                                   30,000         32,154
Principal Life Global Funding I
   5.13%, 2013 (1)(2)(4)                                   45,000         44,772
Sun Life Financial Global Funding, LP
   5.64%, 2013 (1)(2)(4)(5)                                45,000         44,921
Torchmark Corporation
   6.38%, 2016                                             30,000         31,179
Transamerica Capital II
   7.65%, 2026 (1)(2)(4)                                   20,000         22,450
                                                                    ------------
                                                                         371,742
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc.
   5.88%, 2014                                             35,000         35,335
Fund American Companies, Inc.
   5.88%, 2013                                             45,000         44,479
Nationwide Mutual Insurance Company
   6.60%, 2034 (1)(2)(4)                                   25,000         24,625
                                                                    ------------
                                                                         104,439
                                                                    ------------
INTEGRATED ENERGY - 0.1%
ConocoPhillips
   5.90%, 2032                                             40,000         40,913
Hess Corporation
   7.88%, 2029                                             20,000         23,635
Petro-Canada
   5.95%, 2035                                             40,000         38,171
                                                                    ------------
                                                                         102,719
                                                                    ------------
MEDIA - CABLE - 0.4%
Charter Communications Operating LLC
   8.00%, 2012 (1)(2)(4)                                   25,000         25,188
Comcast Cable Communications  Holdings, Inc.
   8.38%, 2013                                             45,000         51,331

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE (CONTINUED)
Comcast Corporation
   4.95%, 2016                                         $   30,000   $     27,972
COX Communications, Inc.
   7.13%, 2012                                             50,000         53,286
CSC Holdings, Inc.
   7.25%, 2008                                            100,000        101,000
Rogers Cable, Inc.
   5.50%, 2014                                             40,000         37,600
Time Warner Entertainment Company, LP
   7.25%, 2008                                             40,000         41,308
   8.38%, 2023                                             40,000         46,195
Viacom, Inc.
   5.75%, 2011 (1)(2)(4)                                   30,000         29,940
                                                                    ------------
                                                                         413,820
                                                                    ------------
MEDIA - NON CABLE - 0.2%
Advanstar Communications, Inc.
   10.75%, 2010                                            25,000         26,937
Affinity Group, Inc.
   9.00%, 2012                                             25,000         25,000
Dex Media East LLC
   9.88%, 2009                                             25,000         26,344
   12.13%, 2012                                            32,000         35,720
Fisher Communications, Inc.
   8.63%, 2014                                             25,000         25,938
News America, Inc.
   6.40%, 2035                                             45,000         44,133
                                                                    ------------
                                                                         184,072
                                                                    ------------
METALS & MINING - 0.2%
Alcan, Inc.
   5.00%, 2015                                             55,000         52,466
Alcoa, Inc.
   6.00%, 2012                                             30,000         30,892
Newmont Mining Corporation
   5.88%, 2035                                             20,000         18,768
Phosphate Resource Partners, LP
   7.00%, 2008                                             75,000         75,562
Russel Metals, Inc.
   6.38%, 2014                                             25,000         23,625
                                                                    ------------
                                                                         201,313
                                                                    ------------
NATURAL GAS PIPELINES - 0.1%
Boardwalk Pipelines LLC
   5.50%, 2017                                             10,000          9,708
Duke Capital LLC
   6.25%, 2013                                             40,000         41,102
Williams Companies, Inc.
   8.75%, 2032 (6)                                         25,000         27,375
                                                                    ------------
                                                                          78,185
                                                                    ------------
OIL FIELD SERVICES - 0.5%
Baker Hughes, Inc.
   6.88%, 2029                                             55,000         62,410

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
OIL FIELD SERVICES (CONTINUED)
Chesapeake Energy Corporation
   6.50%, 2017                                         $  100,000   $     93,750
Denbury Resources, Inc.
   7.50%, 2015                                             50,000         50,000
Diamond Offshore Drilling, Inc.
   5.15%, 2014                                             25,000         24,259
Halliburton Company
   5.50%, 2010                                             60,000         60,364
Hilcorp Energy I, LP
   10.50%, 2010 (1)(2)(4)                                  50,000         53,813
Pemex Project Funding Master Trust
   6.69%, 2010 (1)(2)(4)(5)                                45,000         45,990
   5.75%, 2015                                             45,000         43,965
XTO Energy, Inc.
   5.65%, 2016                                             25,000         24,801
                                                                    ------------
                                                                         459,352
                                                                    ------------
PACKAGING - 0.1%
BWAY Corporation
   10.00%, 2010 (6)                                        25,000         26,250
Graphic Packaging International Corporation
   8.50%, 2011                                             25,000         25,563
Owens Brockway Glass Container, Inc.
   8.88%, 2009                                             25,000         25,687
   8.75%, 2012                                             25,000         26,375
Owens-Illinois, Inc.
   7.35%, 2008                                             25,000         25,187
                                                                    ------------
                                                                         129,062
                                                                    ------------
PAPER - 0.1%
Boise Cascade LLC
   7.13%, 2014                                             25,000         23,313
Sealed Air Corporation
   5.38%, 2008 (1)(2)(4)                                   40,000         39,942
                                                                    ------------
                                                                          63,255
                                                                    ------------
PHARMACEUTICALS - 0.2%
HCA, Inc.
   8.75%, 2010                                            125,000        126,250
Teva Pharmaceutical Finance LLC
   5.55%, 2016                                             20,000         19,638
VWR International, Inc.
   6.88%, 2012                                             25,000         24,875
                                                                    ------------
                                                                         170,763
                                                                    ------------
PIPELINES - 0.1%
ANR Pipeline Company
   8.88%, 2010                                             25,000         26,217
Panhandle Eastern Pipe Line
   4.80%, 2008                                             20,000         19,712
Roseton
   7.27%, 2010                                             25,000         25,375

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
PIPELINES (CONTINUED)
Williams Companies, Inc.
   7.75%, 2031                                         $   25,000   $     25,000
                                                                    ------------
                                                                          96,304
                                                                    ------------
RAILROADS - 0.1%
CSX Corporation
   6.00%, 2036                                             25,000         25,278
Norfolk Southern Corporation
   6.00%, 2008                                             50,000         50,499
                                                                    ------------
                                                                          75,777
                                                                    ------------
REFINING - 0.1%
Denbury Resources, Inc.
   7.50%, 2013                                             25,000         25,000
Diamond Offshore Drilling, Inc.
   4.88%, 2015                                             30,000         28,371
Valero Energy Corporation
   3.50%, 2009                                             35,000         33,540
                                                                    ------------
                                                                          86,911
                                                                    ------------
REIT's - 0.1%
Archstone-Smith Operating Trust
   5.25%, 2015                                             40,000         39,158
Federal Realty Invs Trust
   6.00%, 2012                                             15,000         15,376
Reckson Operating Partnership, LP
   6.00%, 2016                                             30,000         30,269
Simon Property Group, LP
   3.75%, 2009                                             45,000         43,445
                                                                    ------------
                                                                         128,248
                                                                    ------------
RETAILERS - 0.1%
Home Depot, Inc.
   5.40%, 2016                                             45,000         44,703
JC Penney Corporation, Inc.
   7.375%, 2008                                            20,000         20,654
   9.00%, 2012                                             15,000         17,380
Wal-Mart Stores, Inc.
   5.25%, 2035                                             45,000         42,084
Yum! Brands, Inc.
   7.70%, 2012                                             25,000         27,371
                                                                    ------------
                                                                         152,192
                                                                    ------------
SERVICES - 0.0%
Brickman Group, Ltd.
   11.75%, 2009                                            25,000         26,687
                                                                    ------------
SOVEREIGNS - 0.2%
Freddie Mac
   5.13%, 2009                                             75,000         74,849
Italy Government International Bond
   5.25%, 2016                                             85,000         85,898
                                                                    ------------
                                                                         160,747
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
TECHNOLOGY - 0.3%
Cisco Systems, Inc.
   5.25%, 2011                                         $   45,000   $     45,189
Freescale Semiconductor, Inc.
   7.13%, 2014                                             25,000         26,813
Oracle Corporation and Ozark Holding, Inc.
   5.00%, 2011 (4)                                         50,000         49,522
STATS ChipPAC, Ltd.
   6.75%, 2011                                             25,000         24,000
Sungard Data Systems, Inc.
   9.125%, 2013                                           100,000        103,500
Xerox Corporation
   6.75%, 2017                                            100,000        101,500
                                                                    ------------
                                                                         350,524
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
America Movil S.A. de CV
   6.38%, 2035                                             25,000         23,893
New Cingular Wireless Services, Inc.
   7.88%, 2011                                             30,000         32,853
Nextel Communications, Inc.
   6.88%, 2013                                             28,000         28,502
Rogers Wireless, Inc.
   9.63%, 2011                                            100,000        113,000
Sprint Capital Corporation
   6.88%, 2028                                             45,000         45,606
TELUS Corporation
   8.00%, 2011                                             55,000         60,627
UbiquiTel Operating Company
   9.88%, 2011                                             25,000         27,125
Verizon Communications, Inc.
   5.55%, 2016                                             75,000         74,010
Verizon Global Funding Corporation
   7.75%, 2030                                             40,000         45,853
                                                                    ------------
                                                                         451,469
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.5%
AT&T, Inc.
   5.30%, 2010                                             30,000         29,912
   5.10%, 2014                                             35,000         33,817
   6.45%, 2034                                             60,000         60,255
Citizens Communications Company
   6.25%, 2013                                            100,000         97,250
Qwest Corporation
   7.50%, 2014 (1)(2)(4)                                  100,000        103,250
Telefonica Emisiones SAU
   6.42%, 2016                                             75,000         77,162
Telefonos de Mexico S.A. de CV
   5.50%, 2015                                             30,000         29,059
Windstream Corporation
   8.63%, 2016 (1)(2)(4)                                  100,000        107,000
                                                                    ------------
                                                                         537,705
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
TEXTILE - 0.1%
Invista
   9.25%, 2012 (1)(2)(4)                               $  100,000   $    105,750
                                                                    ------------
UTILITY - OTHER - 0.1%
NRG Energy, Inc.
   7.38%, 2016                                             75,000         74,531
                                                                    ------------
TOTAL CORPORATE BOND
   (Amortized Cost $9,936,279)                                      $  9,926,057
                                                                    ------------
FOREIGN BOND - 0.1%
LUXEMBOURG - 0.1%
Tyco International Group S.A.
   6.38%, 2011                                             50,000         52,415
                                                                    ------------
UNITED KINGDOM - 0.0%
HBOS plc
   6.00%, 2033 (1)(2)(4)                                   40,000         41,161
                                                                    ------------
TOTAL FOREIGN BOND
   (Amortized Cost $93,066)                                         $     93,576
                                                                    ------------
FOREIGN GOVERNMENT BOND - 0.1%
MEXICO - 0.0%
Mexico Government International Bond
   6.38%, 2013                                             45,000         47,317
                                                                    ------------
SOUTH AFRICA - 0.1%
South Africa Government International Bond
   6.50%, 2014                                             65,000         68,250
                                                                    ------------
TOTAL FOREIGN GOVERNMENT BOND
   (Amortized Cost $112,534)                                        $    115,567
                                                                    ------------
MUNICIPAL BOND - 0.1%
CALIFORNIA - 0.1%
California State Public Works Board
   Revenue Bonds
   5.00%, 2021                                             50,000         53,236
                                                                    ------------
KANSAS - 0.0%
Kansas Development Finance Authority
   Revenue Bonds
   5.50%, 2034                                             30,000         30,195
                                                                    ------------
NEW YORK - 0.0%
New York City Housing Development
   Corporation Revenue Bonds
   6.42%, 2027                                             30,000         31,133
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MUNICIPAL BOND (CONTINUED)
OREGON - 0.0%
State of Oregon General Obligation Unlimited
   5.89%, 2027                                         $   15,000   $     15,729
                                                                    ------------
TOTAL MUNICIPAL BOND
   (Amortized Cost $126,733)                                        $    130,293
                                                                    ------------
MORTGAGE BACKED SECURITIES - 10.1%
HOME EQUITY LOANS - 1.8%
Banc of America Commercial Mortgage, Inc.
   2003-1, 4.65% - 2036                                    75,000         72,661
Banc of America Mortgage Securities
   2004-A, 4.121% - 2034 (5)                               59,097         58,005
   2004-D, 4.197% - 2034 (5)                                4,696          4,612
   2003-L, 4.263% - 2034 (5)                              105,822        104,031
   2004-H, 4.754% - 2034 (5)                               27,814         27,541
   2004-I, 4.923% - 2034 (5)                               29,007         28,637
   2005-J, 5.272% - 2035 (5)                               49,587         49,037
Bear Stearns Commercial Mortgage Securities
   2005-PW10, 5.09% - 2040                                137,322        137,120
   2005-PWR8, 4.67% - 2041                                 60,000         57,321
   2006-PW13, 5.54% - 2041                                150,000        152,063
Citigroup
   2005-CD1, 5.225% - 2044 (5)                             60,000         59,540
Citigroup Mortgage Loan Trust, Inc.
   2006-AR2, 5.59% - 2036 (3)                              47,189         47,567
Commercial Mortgage Pass Through Certificates
   2005-LP5, 4.24% - 2043                                  76,077         74,879
DLJ Commercial Mortgage Corporation
   1999-CG2, 7.30% - 2032                                  75,000         78,472
GMAC Commercial Mortgage Securities, Inc.
   2001-C2, 6.70% - 2034                                  125,000        132,484
Greenwich Capital Commercial Funding Corporation
   2004-GG1, 3.84% - 2036                                  20,748         20,552
JP Morgan Chase Commercial Mortgage Securities
   Corporation
   2001-CIBC, 6.26% - 2033                                105,000        108,788
   2001-CIB2, 6.24% - 2035                                 52,488         53,334
   2004-LDP4, 4.82% - 2042 (5)                             75,000         73,011
LB-UBS Commercial Mortgage Trust
   2004-C4, 4.57% - 2029 (5)                               75,000         74,009
   2006-C1, 5.16% - 2031                                  150,000        147,985
Morgan Stanley Dean Witter Capital I
   2002-TOP7, 5.98% - 2039                                200,000        206,908

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
HOME EQUITY LOANS (CONTINUED)
Washington Mutual, Inc.
   2004-AR1, 4.23% - 2034 (5)                          $   32,426   $     31,937
                                                                    ------------
                                                                       1,800,494
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCIES - 7.4%
CMO'S - 0.7%
Federal Home Loan Mortgage Corporation
   FHR 2631 IG, 4.50% - 2011 (1)(7)                       122,573          2,374
   FHR 2614 IH, 4.50% - 2016 (1)(7)                       102,000         11,777
   FHRR R007 VA, 6.00% - 2016                             122,027        124,586
   FHR 2681 PC, 5.00% - 2019                              100,000         99,244
   FHR 2890 PB, 5.00% - 2027                              150,000        148,169
Federal National Mortgage Association
   FNR 2003-92 NM, 3.50% - 2013                            66,231         64,970
   FNR 2002-74 PJ, 5.00% - 2015                           150,000        149,029
   FNR 2003-40 NI, 5.50% - 2028 (1)(7)                     15,547          1,127
   FNR 2006-35 GK, 6.00% - 2032                           123,343        125,002
   FNS 319 2, 6.50% - 2032 (1)(7)                          15,434          3,523
PASS-THRU'S - 6.7%
Federal Home Loan Mortgage Corporation
   #M80714, 5.00% - 2008                                   26,230         26,013
   #E81544, 6.00% - 2009                                  143,442        143,225
   #B10343, 5.00% - 2018                                    7,981          7,862
   #E99933, 5.00% - 2018                                    5,067          4,992
   #E99966, 5.00% - 2018                                   28,506         28,084
   #E01341, 5.50% - 2018                                    9,204          9,221
   #G11759, 5.50% - 2018                                  238,869        239,334
   #B19214, 5.50% - 2020                                   33,269         33,263
   #J02272, 5.50% - 2020                                   88,870         88,854
   #J02554, 5.50% - 2020                                   90,042         90,025
   #J03203, 6.00% - 2021                                   99,666        101,071
   #J03254, 6.00% - 2021                                   30,897         31,333
   #1B0527, 4.503% - 2032 (5)                              13,328         13,298
   #C72128, 6.00% - 2032                                   72,354         72,938
   #C68205, 7.00% - 2032                                    8,232          8,473
   #A12118, 5.00% - 2033                                   60,101         57,998
   #A15852, 5.00% - 2033                                   21,674         20,915
   #A15907, 5.00% - 2033                                   28,825         27,816
   #D86309, 5.00% - 2033                                   32,836         31,687
   #G01628, 6.00% - 2033                                  146,057        147,122
   #A21263, 4.50% - 2034                                  143,704        134,608
   #A46897, 4.50% - 2035                                  100,830         94,265
   #G01805, 4.50% - 2035                                  329,746        308,825
   #1G1762, 5.06% - 2035 (5)                               43,854         43,099
   #1G0661, 5.428% - 2036 (5)                              22,967         22,832
Federal National Mortgage Association
   #254140, 5.50% - 2017                                    6,429          6,448

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #254234, 5.50% - 2017                               $    6,351   $      6,369
   #625931, 5.50% - 2017                                    5,678          5,694
   #357280, 6.50% - 2017                                   27,128         27,733
   #254720, 4.50% - 2018                                  124,808        120,790
   #555345, 5.50% - 2018                                    6,329          6,347
   #555446, 5.50% - 2018                                    9,686          9,708
   #555526, 5.50% - 2018                                  149,329        149,660
   #555693, 5.50% - 2018                                   87,553         87,748
   #357475, 4.50% - 2019                                  127,653        123,543
   #725528, 5.50% - 2019                                   14,563         14,589
   #789885, 5.50% - 2019                                   17,725         17,755
   15 Yr TBA, 5.00% - 2020                                243,000        246,645
   #896595, 6.00% - 2021                                  119,427        121,259
   #254514, 5.50% - 2032                                    3,499          3,459
   #254550, 6.50% - 2032                                   22,734         23,236
   #545759, 6.50% - 2032                                  137,469        139,993
   #650075, 6.50% - 2032                                   20,174         20,619
   #254767, 5.50% - 2033                                  171,664        169,600
   #254983, 5.50% - 2033                                   81,541         80,561
   #744692, 5.50% - 2033                                   43,293         42,773
   #744750, 5.50% - 2033                                   17,920         17,705
   #747387, 5.50% - 2033                                   27,010         26,686
   #747549, 5.50% - 2033                                    8,699          8,595
   #750362, 5.50% - 2033                                   34,538         34,123
   #756190, 5.50% - 2033                                   42,251         41,743
   #555417, 6.00% - 2033                                   96,411         97,215
   30 Yr TBA, 9.00% - 2033                                 66,000         70,496
   #725232, 5.00% - 2034                                   25,054         24,159
   #255028, 5.50% - 2034                                   20,055         19,759
   #725424, 5.50% - 2034                                  385,154        380,524
   #725773, 5.50% - 2034                                  296,007        291,637
   #762076, 5.50% - 2034                                   51,431         50,813
   #789293, 5.50% - 2034                                  160,558        158,853
   #796104, 5.50% - 2034                                   42,540         41,991
   #804395, 5.50% - 2034                                  114,070        112,599
   #255459, 6.00% - 2034                                   48,195         48,491
   #725162, 6.00% - 2034                                   89,863         90,475
   #725690, 6.00% - 2034                                   49,787         50,093
   #725704, 6.00% - 2034                                   51,435         51,786
   #790044, 6.00% - 2034                                   50,492         50,802
   #790217, 6.00% - 2034                                   20,767         20,895
   #790237, 6.00% - 2034                                   48,456         48,754
   #790629, 6.00% - 2034                                   46,801         47,089
   #790788, 6.00% - 2034                                   54,491         54,825
   #791574, 6.00% - 2034                                   51,187         51,501

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #745216, 4.79% - 2035 (5)                           $   83,570   $     83,132
   #821765, 4.822% - 2035 (5)                              40,781         40,468
   #357883, 5.00% - 2035                                   35,361         34,098
   #830880, 5.00% - 2035                                   82,040         78,883
   #835753, 5.00% - 2035                                  670,317        644,521
   #850863, 5.321% - 2035 (5)                              37,281         36,909
   #846551, 5.357% - 2035 (5)                              44,771         44,362
   #848476, 5.522% - 2035 (5)                              69,607         69,433
   #848522, 5.688% - 2035 (5)                              22,815         22,796
   #745167, 5.676% - 2036 (5)                              45,697         45,758
   #745554, 6.50% - 2036                                  517,223        526,799
   #896329, 6.50% - 2036                                   49,815         50,729
                                                                    ------------
                                                                       7,510,980
                                                                    ------------
U.S. GOVERNMENT SPONSORED SECURITIES - 0.9%
PASS-THRU'S - 0.9%
Government National Mortgage Association
   #780766, 7.00% - 2013                                    6,239          6,297
   #781312, 7.00% - 2013                                   28,260         29,027
   #67365, 11.50% - 2013                                    1,607          1,777
   G2 2102, 8.00% - 2025                                    1,318          1,389
   #427029, 8.50% - 2026                                    8,642          9,271
   G2 3295, 5.50% - 2032                                   14,701         14,572
   #604639, 5.00% - 2033                                   78,507         76,423
   #612919, 5.00% - 2033                                  214,115        208,433
   #615278, 5.00% - 2033                                   97,014         94,440
   G2 3442, 5.00% - 2033                                  188,780        182,933
   G2 3458, 5.00% - 2033                                   53,048         51,408
   G2 3443, 5.50% - 2033                                   63,581         63,020
   G2 3490, 6.50% - 2033                                   12,540         12,845
   G2 3513, 5.00% - 2034                                   67,213         65,062
   G2 3529, 5.00% - 2034                                   16,819         16,281
   G2 3530, 5.50% - 2034                                   29,645         29,379
   G2 3517, 6.00% - 2034                                   41,954         42,430
   G2 3612, 6.50% - 2034                                   22,759         23,310
                                                                    ------------
                                                                         928,297
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Amortized Cost $10,384,651)                                     $ 10,239,771
                                                                    ------------
U.S. GOVERNMENT SPONSORED
   AGENCY BONDS & NOTES - 1.8%
Federal Home Loan Bank
   5.25% - 2014                                           135,000        137,349
Federal Home Loan Bank System
   5.60% - 2011                                            10,000         10,270

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (CONTINUED)
Federal Home Loan Mortgage Corporation
   4.13% - 2010                                        $  145,000   $    140,914
Federal National Mortgage Association
   3.25% - 2008                                           690,000        668,856
   3.38% - 2008                                           185,000        178,947
   6.63% - 2010                                           140,000        148,893
   6.00% - 2011                                           362,000        378,165
   4.38% - 2012                                           105,000        102,031
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Amortized Cost $1,788,300)                                      $  1,765,425
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 10.4%
U.S. Treasury Bonds
   3.50%, 2010                                            925,000        893,239
   4.25%, 2013                                            910,000        890,129
   4.25%, 2014                                            360,000        351,084
   7.50%, 2016                                            230,000        281,750
   8.50%, 2020                                            355,000        483,771
   6.25%, 2023                                             40,000         46,441
   5.50%, 2028                                            505,000        550,292
   6.25%, 2030                                             80,000         96,144
   5.38%, 2031                                            310,000        334,824
   4.50%, 2036                                             75,000         71,865
U.S. Treasury Inflation Indexed Bonds
   2.00%, 2014                                            318,064        311,728
U.S. Treasury Notes
   3.63%, 2007                                            425,000        420,684
   3.38%, 2008                                            325,000        316,494
   4.00%, 2009                                            705,000        693,984
   3.875%, 2010                                           180,000        175,395
   5.75%, 2010                                            795,000        827,359
   5.00%, 2011                                            745,000        759,347
   4.88%, 2012                                          2,315,000      2,347,283
   4.75%, 2014                                            295,000        297,501
   5.125%, 2016                                           295,000        306,016
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Amortized Cost $10,433,869)                                     $ 10,455,330
                                                                    ------------
ASSET BACKED SECURITIES - 1.5%
AUTO - 0.6%
AmeriCredit Automobile Receivables Trust
   2006-RM, 5.53%, 2014                                   150,000        152,023
Capital Auto Receivables Asset Trust
   2006-1, 5.26%, 2010                                     60,000         59,938
   2006-SN1A B, 5.32%,                                    175,000        175,656
   2010 (1)(2)(3)(4)
   2006-SN1A A4A, 5.50%,                                   25,000         25,125
   2010 (1)(2)(3)(4)

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES (CONTINUED)
AUTO (CONTINUED)
Hyundai Auto Receivables Trust
   2006-A, 5.26%, 2012                                 $   70,000   $     70,263
Triad Auto Receivables Owner Trust
   2006-B, 5.52%, 2012                                    100,000        101,181
                                                                    ------------
                                                                         584,186
                                                                    ------------
CREDIT CARDS - 0.3%
Capital One Multi-Asset Execution Trust
   2004-A8, 5.46%, 2014 (5)                               225,000        226,111
   2005-A7, 4.70%, 2015                                    70,000         68,814
GE Capital Credit Card Master Note Trust
   5.08%, 2012                                             50,000         50,219
                                                                    ------------
                                                                         345,144
                                                                    ------------
HOME EQUITY LOANS - 0.2%
BankBoston Home Equity Loan Trust
   1998-1, 6.35%, 2013                                     19,160         19,234
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   2002-2, 5.60%, 2031                                      9,643          9,584
New Century Home Equity Loan Trust
   2005-A, 4.95%, 2035                                     50,000         48,508
   2005-A, 5.34%, 2035                                     45,000         44,081
Residential Asset Securities Corporation
   2006-KS3, 5.50%, 2036 (5)                               75,000         75,135
                                                                    ------------
                                                                         196,542
                                                                    ------------
OTHER - 0.4%
CenterPoint Energy Transition Bond
   Company LLC
   2001-1, 5.63%, 2015                                     75,000         76,843
GE Equipment Small Ticket LLC
   2005-1A, 4.51%, 2014 (1)(2)(4)                         100,000         98,583
Marriott Vacation Club Owner Trust
   2006-1A, 5.74%, 2028 (1)(2)(3)                          67,594         68,495
Peco Energy Transition Trust
   2001-A, 6.52%, 2010 (4)                                100,000        104,760
                                                                    ------------
                                                                         348,681
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (Amortized Cost $1,475,652)                                      $  1,474,553
                                                                    ------------
SHORT TERM INVESTMENTS - 0.6%
State Street GA Money Market Fund                      $   86,205   $     86,205

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SHORT TERM INVESTMENTS (CONTINUED)
T. Rowe Price Reserve Investment Fund                  $  539,885   $    539,885
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Amortized Cost $626,090)                                        $    626,090
                                                                    ------------
TOTAL INVESTMENTS (SBL N FUND)
   (AMORTIZED COST $91,050,119) - 99.0%                             $ 99,893,115
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                           1,028,178
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $100,921,293
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $91,797,038.

*   -  Non-income producing security

1   -  Security is illiquid. See Notes to Financials.

2   -  Private Placement

3   -  Security is fair valued by the Board of Directors. See Notes to
       Financials.

4   -  Security is a 144A security. See Notes to Financials.

5   -  Variable rate security. Rate indicated is rate effective at September 30,
       2006.

6   -  Step Up

7   -  IO - Interest Only

Glossary:

ADR -  American Depositary Receipt

GDR -  Global Depositary Reciept

plc -  Public Limited Company

SBI -  Shares Beneficial Interest

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 95.1%
AEROSPACE & DEFENSE - 2.1%
Honeywell International, Inc.                              91,200   $  3,730,080
Raytheon Company                                           42,100      2,021,221
                                                                    ------------
                                                                       5,751,301
                                                                    ------------
ALUMINUM - 0.6%
Alcoa, Inc.                                                56,000      1,570,240
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.2%
Janus Capital Group, Inc.                                  23,200        457,504
Mellon Financial Corporation                               84,600      3,307,860
State Street Corporation                                   38,800      2,421,120
                                                                    ------------
                                                                       6,186,484
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company                                         74,300        601,087
                                                                    ------------
BIOTECHNOLOGY - 0.4%
Medimmune, Inc. *                                          39,100      1,142,111
                                                                    ------------
BREWERS - 1.1%
Anheuser-Busch Companies, Inc.                             65,600      3,116,656
                                                                    ------------
BROADCASTING & CABLE TV - 1.6%
CBS Corporation (Cl.B)                                     74,900      2,109,933
Comcast Corporation *                                      38,992      1,436,855
EchoStar Communications Corporation *                      29,100        952,734
                                                                    ------------
                                                                       4,499,522
                                                                    ------------
BUILDING PRODUCTS - 0.2%
Masco Corporation                                          19,500        534,690
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.4%
Cisco Systems, Inc. *                                      98,600      2,267,800
Lucent Technologies, Inc. *                               221,600        518,544
Motorola, Inc.                                             64,900      1,622,500
Nokia Oyj ADR                                             116,200      2,287,978
                                                                    ------------
                                                                       6,696,822
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.3%
RadioShack Corporation                                     43,100        831,830
                                                                    ------------
COMPUTER HARDWARE - 1.9%
Dell, Inc. *                                               92,500      2,112,700
International Business Machines Corporation                38,600      3,162,884
                                                                    ------------
                                                                       5,275,584
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.7%
Deere & Company                                            22,000      1,846,020
                                                                    ------------
CONSTRUCTION MATERIALS - 0.6%
Vulcan Materials Company                                   22,200      1,737,150
                                                                    ------------
DISTRIBUTORS - 0.5%
Genuine Parts Company                                      35,600      1,535,428
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED BANKS - 0.4%
Wells Fargo & Company                                      33,000   $  1,193,940
                                                                    ------------
DIVERSIFIED CHEMICALS - 1.0%
E.I. Du Pont de Nemours & Company                          60,500      2,591,820
Hercules, Inc. *                                           14,000        220,780
                                                                    ------------
                                                                       2,812,600
                                                                    ------------
ELECTRIC UTILITIES - 2.6%
Entergy Corporation                                        30,700      2,401,661
FirstEnergy Corporation                                    30,557      1,706,914
Pinnacle West Capital Corporation                          23,900      1,076,695
Progress Energy, Inc.                                      47,100      2,137,398
                                                                    ------------
                                                                       7,322,668
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Cooper Industries, Ltd.                                    16,088      1,371,019
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.8%
Waste Management, Inc.                                     61,422      2,252,959
                                                                    ------------
FOOD DISTRIBUTORS - 0.3%
Sysco Corporation                                          24,500        819,525
                                                                    ------------
HEALTH CARE EQUIPMENT - 1.2%
Baxter International, Inc.                                 39,000      1,772,940
Boston Scientific Corporation *                           114,500      1,693,455
                                                                    ------------
                                                                       3,466,395
                                                                    ------------
HOME IMPROVEMENT RETAIL - 1.0%
Home Depot, Inc.                                           76,100      2,760,147
                                                                    ------------
HOMEBUILDING - 0.4%
DR Horton, Inc.                                            45,500      1,089,725
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Company                                  56,300      3,496,230
Kimberly-Clark Corporation                                 28,100      1,836,616
                                                                    ------------
                                                                       5,332,846
                                                                    ------------
HOUSEWARES & SPECIALTIES - 1.6%
Fortune Brands, Inc.                                       22,800      1,712,508
Newell Rubbermaid, Inc.                                    96,400      2,730,048
                                                                    ------------
                                                                       4,442,556
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 1.1%
Wal-Mart Stores, Inc.                                      61,800      3,047,976
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 4.6%
3M Company                                                 32,300      2,403,766
General Electric Company                                  235,100      8,299,030
Tyco International, Ltd.                                   77,600      2,172,024
                                                                    ------------
                                                                      12,874,820
                                                                    ------------
INDUSTRIAL MACHINERY - 1.2%
Eaton Corporation                                          15,300      1,053,405
Illinois Tool Works, Inc.                                  12,100        543,290

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INDUSTRIAL MACHINERY (CONTINUED)
Pall Corporation                                           58,400   $  1,799,304
                                                                    ------------
                                                                       3,395,999
                                                                    ------------
INSURANCE BROKERS - 1.6%
Marsh & McLennan Companies, Inc.                          155,300      4,371,695
                                                                    ------------
INTEGRATED OIL & GAS - 7.6%
BP plc ADR                                                 37,384      2,451,643
Chevron Corporation                                        80,332      5,210,333
Exxon Mobil Corporation                                    75,968      5,097,453
Hess Corporation                                           63,000      2,609,460
Murphy Oil Corporation                                     40,900      1,944,795
Royal Dutch Shell plc ADR                                  61,600      4,071,760
                                                                    ------------
                                                                      21,385,444
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 4.0%
AT&T, Inc.                                                157,401      5,124,976
Qwest Communications International, Inc. *                323,901      2,824,417
Verizon Communications, Inc.                               73,136      2,715,540
Windstream Corporation                                     42,803        564,578
                                                                    ------------
                                                                      11,229,511
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 1.0%
Charles Schwab Corporation                                155,400      2,781,660
                                                                    ------------
LEISURE PRODUCTS - 1.0%
Mattel, Inc.                                              140,600      2,769,820
                                                                    ------------
LIFE & HEALTH INSURANCE - 1.5%
Lincoln National Corporation                               41,924      2,602,642
UnumProvident Corporation                                  88,300      1,712,137
                                                                    ------------
                                                                       4,314,779
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.8%
Time Warner, Inc.                                         199,900      3,644,177
Viacom, Inc. (Cl.B) *                                      51,500      1,914,770
Walt Disney Company                                        78,300      2,420,253
                                                                    ------------
                                                                       7,979,200
                                                                    ------------
MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                         52,500      3,478,650
                                                                    ------------
MULTI-UTILITIES - 2.8%
Duke Energy Corporation                                    92,600      2,796,520
NiSource, Inc.                                            123,900      2,693,586
TECO Energy, Inc.                                          30,800        482,020
Xcel Energy, Inc.                                          83,700      1,728,405
                                                                    ------------
                                                                       7,700,531
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 0.8%
Avery Dennison Corporation                                 38,200      2,298,494
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 0.7%
Schlumberger, Ltd.                                         31,800      1,972,554
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Anadarko Petroleum Corporation                             45,000   $  1,972,350
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.5%
Bank of America Corporation                                41,688      2,233,226
Citigroup, Inc.                                            28,633      1,422,201
JPMorgan Chase & Company                                  149,762      7,032,824
Morgan Stanley                                             63,100      4,600,621
                                                                    ------------
                                                                      15,288,872
                                                                    ------------
PACKAGED FOODS & MEATS - 2.0%
Campbell Soup Company                                      41,800      1,525,700
General Mills, Inc.                                        42,900      2,428,140
McCormick & Company, Inc.                                  32,100      1,219,158
Sara Lee Corporation                                       33,300        535,131
                                                                    ------------
                                                                       5,708,129
                                                                    ------------
PAPER PRODUCTS - 2.0%
International Paper Company                               125,920      4,360,610
MeadWestvaco Corporation                                   42,300      1,121,373
                                                                    ------------
                                                                       5,481,983
                                                                    ------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.                                        73,300      2,247,378
                                                                    ------------
PHARMACEUTICALS - 8.3%
Abbott Laboratories                                        48,400      2,350,304
Bristol-Myers Squibb Company                               77,200      1,923,824
Eli Lilly & Company                                        56,500      3,220,500
Johnson & Johnson                                          45,700      2,967,758
Merck & Company, Inc.                                     111,900      4,688,610
Pfizer, Inc.                                              129,900      3,683,964
Schering-Plough Corporation                                57,800      1,276,802
Wyeth                                                      63,100      3,208,004
                                                                    ------------
                                                                      23,319,766
                                                                    ------------
PHOTOGRAPHIC PRODUCTS - 0.7%
Eastman Kodak Company                                      81,500      1,825,600
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.3%
Chubb Corporation                                          22,100      1,148,316
St. Paul Travelers Companies, Inc.                         51,184      2,400,018
                                                                    ------------
                                                                       3,548,334
                                                                    ------------
PUBLISHING - 2.9%
Dow Jones & Company, Inc.                                  58,800      1,972,152
New York Times Company                                    109,400      2,514,012
Tribune Company                                           111,000      3,631,920
                                                                    ------------
                                                                       8,118,084
                                                                    ------------
RAILROADS - 1.8%
Norfolk Southern Corporation                               29,300      1,290,665
Union Pacific Corporation                                  42,700      3,757,600
                                                                    ------------
                                                                       5,048,265
                                                                    ------------
REGIONAL BANKS - 2.7%
Fifth Third Bancorp                                        81,600      3,107,328

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS (CONTINUED)
Mercantile Bankshares Corporation                          24,350   $    883,174
National City Corporation                                  33,800      1,237,080
SunTrust Banks, Inc.                                       28,600      2,210,208
                                                                    ------------
                                                                       7,437,790
                                                                    ------------
RETAIL REIT'S - 0.1%
Simon Property Group, Inc.                                  3,036        275,122
                                                                    ------------
SEMICONDUCTORS - 1.0%
Analog Devices, Inc.                                       51,400      1,510,646
Intel Corporation                                          69,200      1,423,444
                                                                    ------------
                                                                       2,934,090
                                                                    ------------
SOFT DRINKS - 1.1%
Coca-Cola Company                                          68,300      3,051,644
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.6%
H&R Block, Inc.                                            81,100      1,763,114
                                                                    ------------
SPECIALTY CHEMICALS - 1.0%
Chemtura Corporation                                       55,100        477,717
International Flavors & Fragrances, Inc.                   56,200      2,222,148
                                                                    ------------
                                                                       2,699,865
                                                                    ------------
SYSTEMS SOFTWARE - 1.7%
Microsoft Corporation                                     173,300      4,736,289
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.5%
Fannie Mae                                                 25,700      1,436,887
                                                                    ------------
TOBACCO - 0.5%
UST, Inc.                                                  26,900      1,474,927
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Alltel Corporation                                         41,400      2,297,700
Sprint Nextel Corporation                                 112,000      1,920,800
                                                                    ------------
                                                                       4,218,500
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $227,715,489)                                    $266,377,427
                                                                    ------------
FOREIGN STOCK - 0.6%
IRELAND - 0.0%
Bank of Ireland                                             4,700         91,956
                                                                    ------------
JAPAN - 0.6%
Sony Corporation                                           38,400      1,553,879
                                                                    ------------
TOTAL FOREIGN STOCK
   (Amortized Cost $1,477,237)                                      $  1,645,835
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 0.3%
COMMUNICATIONS - 0.3%
Lucent Technologies, Inc.
   8.00%, 2031                                         $  895,000   $    898,357
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (Amortized Cost $652,767)                                        $    898,357
                                                                    ------------
SHORT TERM INVESTMENTS - 4.7%
State Street GA Money Market Fund                      $7,450,783   $  7,450,783
T. Rowe Price Reserve Investment Fund                   5,707,439      5,707,439
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Amortized Cost $13,158,222)                                     $13,158,222
                                                                    ------------
TOTAL INVESTMENTS (SBL O FUND)
   (AMORTIZED COST $243,003,715) - 100.7%                           $282,079,841
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                        (2,059,681)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $280,020,160
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $244,639,450.

*    - Non-income producing security

Glossary:

ADR - American Depositary Receipt

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 0.8%
AIR FREIGHT & LOGISTICS - 0.0%
Atlas Air Worldwide Holdings, Inc. *                            4   $        174
                                                                    ------------
AIRLINES - 0.0%
ACE Aviation Holdings, Inc. *                                  32            991
                                                                    ------------
BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC * (1)(2)(3)                                79             --
                                                                    ------------
ELECTRONIC MANUFACTURING
SERVICES - 0.0%
Viasystems Group, Inc. * (1)(2)(3)                          1,207             --
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.0%
MEDIQ, Inc. * (1)(2)(3)                                        92             --
                                                                    ------------
HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc. * (1)(2)(3)                         202             --
                                                                    ------------
MORTGAGE REIT'S - 0.4%
HomeBanc Corporation                                       30,000        184,500
Opteum, Inc.                                               30,450        245,123
                                                                    ------------
                                                                         429,623
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.4%
Double Hull Tankers, Inc.                                  25,000        343,750
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $1,087,807)                                      $    774,538
                                                                    ------------
PREFERRED STOCK - 0.0% STEEL - 0.0%
Weirton Steel Corporation * (1)(2)(3)                         315             --
                                                                    ------------
TOTAL PREFERRED STOCK
   (Amortized Cost $264)                                            $         --
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 2.3%
AEROSPACE & DEFENSE - 0.8%
DRS Technologies, Inc.
   2.00%, 2026 (4)(5)                                  $  800,000        779,000
                                                                    ------------
AUTOMOBILES (INCLUDING REPLACEMENT PARTS) - 0.7%
Sonic Automotive, Inc.
   5.25%, 2009                                            650,000        613,437
                                                                    ------------
TELECOMMUNICATIONS - 0.8%
Nextel Communications, Inc.
   5.25%, 2010                                            750,000        737,813
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (Amortized Cost $2,159,871)                                      $  2,130,250
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND - 85.5%
AEROSPACE & DEFENSE - 5.3%
Bombardier, Inc.
   6.75%, 2012 (4)(5)                                  $1,075,000   $  1,023,937
Esterline Technologies Corporation
   7.75%, 2013 (5)                                        610,000        616,100
L-3 Communications Corporation
   7.625%, 2012                                         1,275,000      1,313,250
Sequa Corporation
   8.875%, 2008                                           280,000        291,200
   9.00%, 2009                                            200,000        212,250
Vought Aircraft Industries, Inc.
   8.00%, 2011                                          1,575,000      1,445,063
                                                                    ------------
                                                                       4,901,800
                                                                    ------------
AIRLINES - 5.2%
American Commercial Lines
   9.50%, 2015                                            146,000        159,140
Calair Capital Corporation
   8.13%, 2008                                            675,000        664,031
Continental Airlines, Inc.
   7.03%, 2011                                            542,698        530,487
   8.312%, 2011                                           648,119        602,751
Delta Air Lines, Inc.
   7.90%, 2009 (2)                                         75,000         21,375
   7.92%, 2010 (2)                                        950,000        916,750
   7.711%, 2011 (2)                                       530,000        500,850
Evergreen International Aviation, Inc.
   12.00%, 2010                                         1,325,000      1,422,719
Northwest Airlines, Inc.
   9.875%, 2007 (2)                                        10,000          5,562
                                                                    ------------
                                                                       4,823,665
                                                                    ------------
AUTOMOTIVE - 4.3%
Dura Operating Corporation
   8.625%, 2012 (2)                                        10,000          3,962
General Motors Acceptance Corporation
   6.75%, 2014                                            650,000        634,566
   8.00%, 2031                                          1,250,000      1,306,976
Group 1 Automotive, Inc.
   8.25%, 2013                                          1,050,000      1,073,625
Sonic Automotive, Inc.
   8.63%, 2013                                            600,000        604,500
TRW Automotive, Inc.
   9.375%, 2013                                           312,000        332,280
                                                                    ------------
                                                                       3,955,909
                                                                    ------------
BANKING - 3.8%
Cardtronics, Inc.
   9.50%, 2013 (4)(5)(6)                                  900,000        922,500
Doral Financial Corporation
   6.33%, 2007 (7)                                      2,250,000      2,140,065
E*Trade Financial Corporation
   8.00%, 2011                                            300,000        310,500
FCB Capital Trust
   8.05%, 2028                                             75,000         79,241

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
BANKING (CONTINUED)
Popular North America, Inc.
   6.125%, 2006                                        $   60,000   $     60,011
Western Financial Bank
   9.625%, 2012                                             5,000          5,525
                                                                    ------------
                                                                       3,517,842
                                                                    ------------
BASIC INDUSTRY - OTHER - 0.1%
Mobile Services Group, Inc.
   9.75%, 2014 (4)(5)                                     125,000        128,125
                                                                    ------------
BUILDING MATERIALS - 1.9%
Building Materials Corporation of America
   8.00%, 2007                                            550,000        545,875
   8.00%, 2008                                            825,000        817,781
Interline Brands, Inc.
   8.125%, 2014                                           400,000        405,000
                                                                    ------------
                                                                       1,768,656
                                                                    ------------
CHEMICALS - 0.2%
Lyondell Chemical Company
   8.25%, 2016                                            150,000        152,250
Methanex Corporation
   8.75%, 2012                                              5,000          5,388
Mosaic Global Holdings, Inc.
   11.25%, 2011                                             5,000          5,281
                                                                    ------------
                                                                         162,919
                                                                    ------------
COMMUNICATIONS - OTHER - 1.8%
Lamar Media Corporation
   6.63%, 2015 (4)(5)                                     150,000        143,813
Satelites Mexicanos S.A. de CV
   0.00%, 2004 (2)(4)(5)                                1,250,000      1,487,500
                                                                    ------------
                                                                       1,631,313
                                                                    ------------
CONSTRUCTION MACHINERY - 2.0%
Case New Holland, Inc.
   9.25%, 2011                                            650,000        689,000
United Rentals North America, Inc.
   6.50%, 2012                                            625,000        603,125
   7.00%, 2014                                            625,000        587,500
                                                                    ------------
                                                                       1,879,625
                                                                    ------------
CONSUMER PRODUCTS - 0.1%
Hasbro, Inc.
   6.15%, 2008                                             56,000         56,601
Icon Health & Fitness
   11.25%, 2012                                            25,000         26,000
                                                                    ------------
                                                                          82,601
                                                                    ------------
ELECTRIC - 4.3%
AES Corporation
   9.50%, 2009                                          1,400,000      1,494,500
Avista Corporation
   9.75%, 2008                                             50,000         52,925
CMS Energy Corporation
   9.875%, 2007                                            10,000         10,387

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
CMS Energy Corporation (continued)
   7.50%, 2009                                         $  610,000   $    628,300
East Coast Power LLC
   6.74%, 2008                                             23,904         24,057
   7.07%, 2012                                             84,520         87,667
GrafTech Finance, Inc.
   10.25%, 2012                                           890,000        934,500
Reliant Energy, Inc.
   6.75%, 2014                                            650,000        618,313
Westar Energy, Inc.
   7.125%, 2009                                            90,000         93,585
                                                                    ------------
                                                                       3,944,234
                                                                    ------------
ENTERTAINMENT - 1.0%
AMC Entertainment, Inc.
   9.875%, 2012                                           300,000        308,250
Speedway Motorsports, Inc.
   6.75%, 2013                                            625,000        618,750
                                                                    ------------
                                                                         927,000
                                                                    ------------
ENVIRONMENTAL - 0.5%
Allied Waste North America, Inc.
   8.50%, 2008                                             20,000         20,950
Casella Waste Systems, Inc.
   9.75%, 2013                                            400,000        420,000
                                                                    ------------
                                                                         440,950
                                                                    ------------
FINANCIAL - OTHER - 0.3%
Ford Motor Credit Company
   9.957%, 2012 (7)                                       300,000        313,921
                                                                    ------------
FOOD & BEVERAGE - 2.1%
Dean Foods Company
   8.15%, 2007                                            650,000        658,937
Dole Food Company, Inc.
   7.25%, 2010                                            400,000        371,000
   8.875%, 2011                                           200,000        191,500
Harry & David Holdings, Inc.
   9.00%, 2013                                            250,000        233,125
Land O' Lakes, Inc.
   8.75%, 2011                                             60,000         62,475
Pilgrim's Pride Corporation
   9.625%, 2011                                           450,000        472,500
                                                                    ------------
                                                                       1,989,537
                                                                    ------------
GAMING - 4.0%
American Casino & Entertainment Properties LLC
   7.85%, 2012                                            300,000        304,500
Galaxy Entertainment Finance Company, Ltd.
   9.875%, 2012 (4)(5)                                    975,000      1,020,094
Mandalay Resort Group
   10.25%, 2007                                            45,000         46,463
   6.50%, 2009                                            300,000        300,375

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
MGM Mirage
   8.50%, 2010                                         $   15,000   $     15,956
   8.375%, 2011                                            55,000         57,340
   6.75%, 2012                                            625,000        616,406
   6.75%, 2013 (5)                                        500,000        491,250
Station Casinos, Inc.
   6.00%, 2012                                            925,000        892,625
                                                                    ------------
                                                                       3,745,009
                                                                    ------------
HEALTH CARE - 3.3%
Coventry Health Care, Inc.
   6.125%, 2015                                           575,000        570,598
HCA, Inc.
   6.50%, 2016                                          1,250,000      1,000,000
Johnsondiversey, Inc.
   9.625%, 2012                                             5,000          5,025
Radiologix, Inc.
   10.50%, 2008                                            45,000         46,125
US Oncology Holdings, Inc.
   10.675%, 2015 (7)                                    1,400,000      1,428,000
                                                                    ------------
                                                                       3,049,748
                                                                    ------------
HOME CONSTRUCTION - 0.0%
KB Home
   9.50%, 2011                                             35,000         35,875
                                                                    ------------
INDEPENDENT ENERGY - 1.5%
El Paso Production Holding Company
   7.75%, 2013                                            250,000        255,625
Forest Oil Corporation
   8.00%, 2008                                             15,000         15,394
Magnum Hunter Resources, Inc.
   9.60%, 2012                                            918,000        970,785
Plains Exploration & Production Company
   8.75%, 2012                                             40,000         42,300
Range Resources Corporation
   7.375%, 2013                                            75,000         75,375
                                                                    ------------
                                                                       1,359,479
                                                                    ------------
INDUSTRIAL - OTHER - 3.8%
Anixter International, Inc.
   5.95%, 2015                                            250,000        231,875
Briggs & Stratton Corporation
   8.875%, 2011                                           625,000        687,528
Corrections Corporation of America
   7.50%, 2011                                            200,000        204,500
Iron Mountain, Inc.
   8.25%, 2011                                            800,000        802,000
USEC, Inc.
   6.75%, 2009                                          1,625,000      1,564,063
                                                                    ------------
                                                                       3,489,966
                                                                    ------------
INSURANCE - LIFE - 0.3%
Genamerica Capital I
   8.525%, 2027 (4)(5)                                    175,000        185,256

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
INSURANCE - LIFE (CONTINUED)
Torchmark Corporation
   6.25%, 2006                                         $   75,000   $     75,026
                                                                    ------------
                                                                         260,282
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 2.8%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                          2,825,000      2,627,250
                                                                    ------------
INTEGRATED ENERGY - 0.6%
Reliant Energy, Inc.
   9.25%, 2010                                            550,000        570,625
                                                                    ------------
LODGING - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 2007 (6)                                       600,000        603,750
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (4)(5)                                     150,000        151,500
                                                                    ------------
                                                                         755,250
                                                                    ------------
MEDIA - CABLE - 2.8%
Block Communications, Inc.
   8.25%, 2015 (4)(5)                                     975,000        950,625
Cablevision Systems Corporation
   9.62%, 2009 (7)                                        250,000        265,937
CSC Holdings, Inc.
   7.25%, 2008                                            375,000        378,750
   8.125%, 2009 to 2009                                    35,000         36,238
   7.25%, 2012 (4)(5)(6)                                  325,000        323,781
Frontiervision Holdings, LP
   11.875%, 2007 (2)                                       20,000         24,800
Jones Intercable, Inc.
   7.63%, 2008                                            200,000        206,421
Shaw Communications, Inc.
   7.25%, 2011                                            375,000        383,438
                                                                    ------------
                                                                       2,569,990
                                                                    ------------
MEDIA - NON CABLE - 1.2%
Fisher Communications, Inc.
   8.63%, 2014                                            250,000        259,375
Historic TW, Inc.
   9.125%, 2013                                            30,000         34,955
Intelsat, Ltd.
   7.625%, 2012                                           725,000        634,375
RH Donnelley, Inc.
   10.88%, 2012                                           125,000        137,500
                                                                    ------------
                                                                       1,066,205
                                                                    ------------
METALS & MINING - 3.9%
AK Steel Corporation
   7.875%, 2009                                         1,495,000      1,489,394
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (4)(5)                                   1,400,000      1,337,000
Bulong Operations Pty, Ltd.
   12.50%, 2008 (1)(2)(3)                                 185,000             --

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
METALS & MINING (CONTINUED)
National Steel Corporation
   9.875%, 2009 (1)(2)(3)                              $   15,915   $         --
Noble Group, Ltd.
   6.625%, 2015 (4)(5)                                    550,000        486,765
PNA Group, Inc.
   10.75%, 2016 (4)(5)                                    325,000        333,938
Steel Dynamics, Inc.
   9.50%, 2009                                              5,000          5,175
                                                                    ------------
                                                                       3,652,272
                                                                    ------------
NATURAL GAS PIPELINES - 1.6%
MarkWest Energy Partners, LP
   8.50%, 2016 (4)(5)                                     400,000        403,000
Sonat, Inc.
   7.625%, 2011                                         1,050,000      1,076,250
                                                                    ------------
                                                                       1,479,250
                                                                    ------------
OIL FIELD SERVICES - 2.0%
Hilcorp Energy I, LP
   10.50%, 2010 (4)(5)                                  1,200,000      1,291,500
Parker Drilling Company
   10.15%, 2010 (7)                                       450,000        459,562
Pemex Project Funding Master Trust
   8.50%, 2008                                             30,000         31,065
   7.875%, 2009 (6)                                        35,000         36,645
   9.125%, 2010                                            40,000         44,780
                                                                    ------------
                                                                       1,863,552
                                                                    ------------
PACKAGING - 3.9%
Ball Corporation
   6.875%, 2012                                           250,000        251,875
Graham Packaging Company, Inc.
   9.88%, 2014                                          1,300,000      1,277,250
Owens Brockway Glass Container, Inc.
   7.75%, 2011                                            200,000        205,500
Owens-Illinois, Inc.
   8.10%, 2007                                            575,000        580,750
   7.50%, 2010                                             30,000         30,000
Solo Cup Company
   8.50%, 2014                                          1,425,000      1,230,844
                                                                    ------------
                                                                       3,576,219
                                                                    ------------
PAPER - 3.4%
Sino-Forest Corporation
   9.125%, 2011 (4)(5)                                  1,375,000      1,426,562
Smurfit-Stone Container Enterprises, Inc.
   9.75%, 2011                                          1,699,000      1,749,970
                                                                    ------------
                                                                       3,176,532
                                                                    ------------
REFINING - 0.3%
Frontier Oil Corporation
   6.625%, 2011                                           300,000        300,000
                                                                    ------------
REIT'S - 1.0%
American Real Estate Partners, LP
   8.125%, 2012                                           550,000        563,750

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
REIT'S (CONTINUED)
American Real Estate Partners, LP (continued)
   7.125%, 2013                                        $  400,000   $    398,000
                                                                    ------------
                                                                         961,750
                                                                    ------------
RETAILERS - 0.7%
GSC Holdings Corporation
   8.00%, 2012                                            625,000        643,750
JC Penney Corporation, Inc.
   7.375%, 2008                                            40,000         41,308
PCA LLC
   11.875%, 2009 (3)                                       30,000          7,200
                                                                    ------------
                                                                         692,258
                                                                    ------------
SERVICES - 1.4%
American ECO Corporation
   9.63%, 2008 (1)(2)(3)(4)                               200,000             --
Travelport, Inc.
   9.88%, 2014 (4)(5)                                   1,300,000      1,254,500
                                                                    ------------
SUPERMARKETS - 0.0%
Fleming Companies, Inc.
   9.875%, 2012 (1)(2)(3)                                 400,000             --
                                                                    ------------
TECHNOLOGY - 3.6%
Hewlett-Packard Company
   5.75%, 2006                                            110,000        110,064
Seagate Technology HDD Holdings
   6.80%, 2016                                            650,000        646,750
Telcordia Technologies, Inc.
   10.00%, 2013 (4)(5)                                    500,000        332,500
Worldspan, LP
   11.655%, 2011 (7)                                    2,300,000      2,262,625
                                                                    ------------
                                                                       3,351,939
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 4.7%
American Cellular Corporation
   10.00%, 2011                                           975,000      1,021,312
Dobson Communications Corporation
   9.757%, 2012 (7)                                       350,000        357,000
iPCS, Inc.
   11.50%, 2012                                           500,000        560,000
Rural Cellular Corporation
   9.75%, 2010                                          1,175,000      1,182,344
   11.239%, 2012 (7)                                      650,000        670,313
UbiquiTel Operating Company
   9.88%, 2011                                            500,000        542,500
                                                                    ------------
                                                                       4,333,469
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 3.1%
EXDS, Inc.
   11.625%, 2010 (1)(2)(3)                                340,726             --
LCI International, Inc.
   7.25%, 2007                                          2,675,000      2,681,687

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELINES (CONTINUED)
Qwest Corporation
   7.875%, 2011                                        $  150,000   $    157,500
Telecommunications Technique
   9.75%, 2008 (1)(2)(3)                                   30,000             --
                                                                    ------------
                                                                       2,839,187
                                                                    ------------
TEXTILE - 0.3%
Invista
   9.25%, 2012 (4)(5)                                     250,000        264,375
                                                                    ------------
TRANSPORTATION SERVICES - 1.6%
Overseas Shipholding Group
   8.25%, 2013                                            400,000        414,000
Stena AB
   9.63%, 2012                                            425,000        456,875
US Shipping Partners, LP Shipping Finance
   Corporation
   13.00%, 2014 (4)(5)                                    625,000        625,000
                                                                    ------------
                                                                       1,495,875
                                                                    ------------
TOTAL CORPORATE BOND
   (Amortized Cost $79,061,742)                                     $ 79,238,954
                                                                    ------------
FOREIGN BOND - 1.0%
CHILE - 0.1%
Chile Government International Bond
   5.625%, 2007                                           100,000        100,130
   7.125%, 2012                                            25,000         26,950
                                                                    ------------
                                                                         127,080
                                                                    ------------
MEXICO - 0.3%
Mexico Government International Bond
   8.375%, 2011                                            85,000         94,860
   7.50%, 2012                                            116,000        127,310
                                                                    ------------
                                                                         222,170
                                                                    ------------
PERU - 0.1%
Peru Government International Bond
   5.00%, 2007 (6)(7)                                     110,400        108,468
                                                                    ------------
PHILIPPINES - 0.0%
Philippine Government International Bond
   8.375%, 2009                                            30,000         31,687
                                                                    ------------
RUSSIA - 0.2%
Russia Government International Bond
   10.00%, 2007                                           100,000        103,190
   8.25%, 2010 (4)(5)                                      32,445         34,087
Russian Ministry of Finance
   3.00%, 2011                                             80,000         71,823
                                                                    ------------
                                                                         209,100
                                                                    ------------
SOUTH AFRICA - 0.2%
South Africa Government International Bond
   9.125%, 2009                                            95,000        103,194

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
FOREIGN BOND (CONTINUED)
SOUTH AFRICA (CONTINUED)
South Africa Government International Bond
   (continued)
   7.375%, 2012                                        $   35,000   $     37,844
                                                                    ------------
                                                                         141,038
                                                                    ------------
TUNISIA - 0.1%
Banque Centrale de Tunisie
   7.375%, 2012                                            80,000         86,720
                                                                    ------------
UKRAINE - 0.0%
Ukraine Government International Bond
   11.00%, 2007                                             7,002          7,150
                                                                    ------------
TOTAL FOREIGN BOND
   (Amortized Cost $831,763)                                        $    933,413
                                                                    ------------
SENIOR FLOATING RATE INTERESTS - 3.5%
BUSINESS EQUIPMENT & SERVICES - 1.4%
VNU, Inc. Term Loan Dollar
   8.19%, 2013 (8)                                      1,250,000      1,245,486
                                                                    ------------
HEALTH CARE - 1.0%
DaVita, Inc. Term Loan B
   7.501%, 2012 (7)(8)                                    953,785        956,340
                                                                    ------------
UTILITIES - 1.1%
NRG Energy, Inc. Term Loan B
   7.367%, 2013 (7)(8)                                  1,044,750      1,048,777
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (Amortized Cost $3,271,644)                                      $  3,250,603
                                                                    ------------
ASSET BACKED SECURITIES - 0.0%
OTHER - 0.0%
Pegasus Aviation Lease Securitization 2000-1,
   8.42%, 2030 (1)(2)(3)(4)                               489,231             --
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (Amortized Cost $370,950)                                        $         --
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 7.2%
United Missouri Bank, 4.88%,
   dated 09-29-06, matures
   10-02-06; repurchase amount
   of $6,688,719 (Collateralized
   by FHLMC #M81004, 5.00%,
   01-01-13, FHLMC #M90919,
   4.00%, 05-01-09 & GNMA
   2004 105-ME, 4.50%,
   04-20-32 with a combined
   value of $6,819,721)                                $6,686,000   $  6,686,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $6,686,000)                                      $  6,686,000
                                                                    ------------
TOTAL INVESTMENTS (SBL P FUND)
   (AMORTIZED COST $93,470,041) - 100.3%                            $ 93,013,758
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                          (283,721)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 92,730,037
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $92,446,293.

*     - Non-income producing security

1     - Security is illiquid. See Notes to Financials.

2     - In Default

3     - Security is fair valued by the Board of Directors. See Notes to Financials.

4     - Private Placement

5     - Security is a 144A security. See Notes to Financials.

6     - Step Up

7     - Variable rate security. Rate indicated is rate effective at
        September 30, 2006.

8     - Security is a Senior Loan. See Notes to Financials.

Glossary:

FHLMC - Federal Home Loan Mortgage Association

GNMA  - Government National Mortgage Association

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 88.3%
AEROSPACE & DEFENSE - 0.9%
Armor Holdings, Inc. * (1)                                 25,400   $  1,456,182
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.6%
EGL, Inc. * (1)                                            23,800        867,272
                                                                    ------------
AIRLINES - 1.3%
Lan Airlines S.A. ADR                                      54,500      2,076,995
                                                                    ------------
APPAREL RETAIL - 1.5%
Bakers Footwear Group, Inc. *                              44,295        584,251
Foot Locker, Inc. (1)                                      34,865        880,341
Payless Shoesource, Inc. * (1)                              4,500        112,050
Tween Brands, Inc. * (1)                                   20,700        778,320
                                                                    ------------
                                                                       2,354,962
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.5%
Fleetwood Enterprises, Inc. *                             102,300        688,479
                                                                    ------------
BIOTECHNOLOGY - 1.3%
CV Therapeutics, Inc. * (1)                               156,700      1,745,638
Infinity Pharmaceuticals, Inc. *                           18,100        244,350
                                                                    ------------
                                                                       1,989,988
                                                                    ------------
BROADCASTING & CABLE TV - 0.4%
Discovery Holding Company *                                43,900        634,794
                                                                    ------------
BUILDING PRODUCTS - 0.6%
Royal Group Technologies, Ltd. *                           83,800        972,080
                                                                    ------------
CASINOS & GAMING - 1.1%
Boyd Gaming Corporation (1)                                11,050        424,762
Empire Resorts, Inc. *                                     42,200        301,730
Progressive Gaming International
   Corporation *                                          118,600        972,520
                                                                    ------------
                                                                       1,699,012
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.3%
Aventine Renewable Energy Holdings, Inc. *                 21,340        456,463
                                                                    ------------
COMMODITY CHEMICALS - 0.5%
Calgon Carbon Corporation                                  86,450        382,109
Wellman, Inc.                                              89,200        355,908
                                                                    ------------
                                                                         738,017
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.2%
China GrenTech Corporation, Ltd. ADR *                     50,380        521,433
Mastec, Inc. *                                             40,900        452,763
Nortel Networks Corporation *                             380,300        874,690
                                                                    ------------
                                                                       1,848,886
                                                                    ------------
COMPUTER HARDWARE - 0.8%
Cray, Inc. *                                              106,565      1,185,003
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 2.1%
Intermec, Inc. *                                          122,300      3,223,828
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
CONSTRUCTION & ENGINEERING - 2.6%
Chicago Bridge & Iron Company N.V. (1)                    166,900   $  4,015,614
                                                                    ------------
CONSTRUCTION MATERIALS - 0.5%
US Concrete, Inc. * (1)                                   117,400        764,274
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
Lightbridge, Inc. *                                       120,100      1,407,572
                                                                    ------------
DIVERSIFIED CHEMICALS - 0.7%
Ashland, Inc. (1)                                          17,500      1,116,150
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 1.7%
Geo Group, Inc. *                                          51,170      2,161,932
Healthcare Services Group                                  16,300        410,108
                                                                    ------------
                                                                       2,572,040
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Encore Wire Corporation * (1)                              37,250      1,314,553
GrafTech International, Ltd. *                            267,955      1,564,857
Power-One, Inc. *                                          55,100        398,924
                                                                    ------------
                                                                       3,278,334
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 4.1%
Cognex Corporation                                         16,000        404,160
Coherent, Inc. * (1)                                       34,100      1,181,906
OSI Systems, Inc. * (1)                                    57,700      1,130,920
Symbol Technologies, Inc.                                 225,800      3,355,388
Vishay Intertechnology, Inc. * (1)                         18,000        252,720
                                                                    ------------
                                                                       6,325,094
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.3%
Celestica, Inc. *                                          37,700        404,898
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
ABM Industries, Inc.                                       98,120      1,840,731
Layne Christensen Company *                                40,700      1,162,799
                                                                    ------------
                                                                       3,003,530
                                                                    ------------
GOLD - 7.8%
Glamis Gold, Ltd. * (1)                                   111,000      4,376,730
Goldcorp, Inc. (1)                                         77,400      1,826,640
Meridian Gold, Inc. (1)                                    49,300      1,225,598
Randgold Resources, Ltd. ADR * (1)                        229,200      4,666,512
                                                                    ------------
                                                                      12,095,480
                                                                    ------------
HEALTH CARE FACILITIES - 0.4%
Manor Care, Inc. (1)                                       10,600        554,168
                                                                    ------------
HEALTH CARE SERVICES - 1.3%
Cross Country Healthcare, Inc. *                           46,265        786,505
Gentiva Health Services, Inc. *                            69,950      1,149,978

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE SERVICES (CONTINUED)
Omnicare, Inc. (1)                                          3,000   $    129,270
                                                                    ------------
                                                                       2,065,753
                                                                    ------------
HEALTH CARE SUPPLIES - 1.8%
Bausch & Lomb, Inc. (1)                                    28,100      1,408,653
OraSure Technologies, Inc. * (1)                          164,940      1,326,118
                                                                    ------------
                                                                       2,734,771
                                                                    ------------
HOMEBUILDING - 0.0%
Champion Enterprises, Inc. *                                5,000         34,500
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.3%
Jarden Corporation * (1)                                   12,600        415,422
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.2%
CDI Corporation                                            34,170        707,661
Kforce, Inc. *                                             89,200      1,064,156
                                                                    ------------
                                                                       1,771,817
                                                                    ------------
INTEGRATED OIL & GAS - 0.6%
InterOil Corporation * (1)                                 48,400        916,212
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell, Inc. *                                   263,800      1,271,516
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 1.0%
Earthlink, Inc. *                                          53,860        391,562
Vignette Corporation *                                     87,580      1,185,833
                                                                    ------------
                                                                       1,577,395
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.7%
MPS Group, Inc. * (1)                                      50,475        762,677
Tier Technologies, Inc. (Cl.B) *                           56,425        369,584
                                                                    ------------
                                                                       1,132,261
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Applera Corporation - Applied Biosystems Group (1)         15,600        516,516
                                                                    ------------
METAL & GLASS CONTAINERS - 1.2%
Constar International, Inc. *                              32,500        194,025
Intertape Polymer Group, Inc. *                           206,000      1,586,200
                                                                    ------------
                                                                       1,780,225
                                                                    ------------
MORTGAGE REIT'S - 0.7%
Annaly Capital Management, Inc.                            83,400      1,095,876
                                                                    ------------
OFFICE REIT'S - 0.5%
Government Properties Trust, Inc.                          85,600        772,112
                                                                    ------------
OIL & GAS DRILLING - 2.5%
Helmerich & Payne, Inc.                                    59,500      1,370,285
Parker Drilling Company * (1)                              45,900        324,972
Pride International, Inc. * (1)                            37,916      1,039,657
Transocean, Inc. * (1)                                     15,500      1,135,065
                                                                    ------------
                                                                       3,869,979
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 11.5%
Global Industries, Ltd. * (1)                             486,200   $  7,565,272
Hydril * (1)                                                9,800        549,388
Input/Output, Inc. * (1)                                   56,350        559,555
Key Energy Services, Inc. *                               164,335      2,234,956
Matrix Service Company * (1)                               50,345        659,016
Newpark Resources *                                       284,250      1,515,053
Oceaneering International, Inc. *                          68,200      2,100,560
PHI, Inc. (Non Voting) *                                   34,900      1,063,403
PHI, Inc. *                                                 6,400        192,320
Smith International, Inc. (1)                              13,700        531,560
Willbros Group, Inc. *                                     53,400        834,108
                                                                    ------------
                                                                      17,805,191
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 8.8%
Forest Oil Corporation * (1)                               43,900      1,386,801
Helix Energy Solutions Group, Inc. * (1)                   19,600        654,640
Mariner Energy, Inc. * (1)                                 20,800        382,096
McMoRan Exploration Company * (1)                         107,885      1,913,880
Newfield Exploration Company * (1)                         26,000      1,002,040
Noble Energy, Inc. (1)                                     26,200      1,194,458
PetroHawk Energy Corporation * (1)(2)                      33,300        345,654
Petroquest Energy, Inc. * (1)                              46,700        487,081
Pioneer Natural Resources Company (1)                      22,500        880,200
Range Resources Corporation (1)                           213,917      5,399,265
                                                                    ------------
                                                                      13,646,115
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
El Paso Corporation                                        34,400        469,216
                                                                    ------------
PACKAGED FOODS & MEATS - 0.9%
Del Monte Foods Company                                   137,760      1,439,592
                                                                    ------------
PAPER PACKAGING - 0.3%
Chesapeake Corporation (1)                                 29,450        421,429
                                                                    ------------
PAPER PRODUCTS - 0.9%
Wausau Paper Corporation                                  101,800      1,374,300
                                                                    ------------
PERSONAL PRODUCTS - 0.8%
Prestige Brands Holdings, Inc. *                          109,590      1,220,833
                                                                    ------------
PRECIOUS METALS & MINERALS - 2.2%
Apex Silver Mines, Ltd. * (1)                             202,300      3,370,318
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.4%
Argonaut Group, Inc. *                                     39,758      1,233,691
Donegal Group, Inc.                                        11,950        241,629
Mercury General Corporation                                15,300        759,033
                                                                    ------------
                                                                       2,234,353
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
PUBLISHING - 1.2%
McClatchy Company                                          10,200   $    430,338
RH Donnelley Corporation                                   27,000      1,428,300
                                                                    ------------
                                                                       1,858,638
                                                                    ------------
REGIONAL BANKS - 0.5%
Colonial BancGroup, Inc.                                   31,400        769,300
                                                                    ------------
REINSURANCE - 0.5%
Endurance Specialty Holdings, Ltd.                         23,600        832,136
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.4%
Credence Systems Corporation *                            201,700        574,845
                                                                    ------------
SEMICONDUCTORS - 1.3%
Portalplayer, Inc. * (1)                                   59,000        665,520
STATS ChipPAC, Ltd. ADR *                                 220,033      1,322,398
                                                                    ------------
                                                                       1,987,918
                                                                    ------------
SPECIALTY CHEMICALS - 1.0%
OM Group, Inc. * (1)                                       18,100        795,314
PolyOne Corporation *                                      80,225        668,274
                                                                    ------------
                                                                       1,463,588
                                                                    ------------
SPECIALTY STORES - 0.1%
Hancock Fabrics, Inc. *                                     9,800         28,126
Sharper Image Corporation *                                16,340        168,302
                                                                    ------------
                                                                         196,428
                                                                    ------------
STEEL - 6.8%
Carpenter Technology Corporation (1)                       22,500      2,418,975
IPSCO, Inc. (1)                                            41,500      3,596,805
Steel Dynamics, Inc. (1)                                   48,720      2,457,924
United States Steel Corporation (1)                        29,500      1,701,560
Webco Industries, Inc. *                                    4,740        305,730
                                                                    ------------
                                                                      10,480,994
                                                                    ------------
TRUCKING - 0.4%
Covenant Transport, Inc. *                                 50,100        611,721
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $106,941,062)                                    $136,440,385
                                                                    ------------
FOREIGN STOCK - 0.6%
CANADA - 0.6%
Southwestern Resources Corporation *                       18,600        150,437
Trilogy Energy Trust                                       59,900        834,431
                                                                    ------------
                                                                         984,868
                                                                    ------------
TOTAL FOREIGN STOCK
   (Amortized Cost $1,245,387)                                      $    984,868
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REPURCHASE AGREEMENT - 15.2%
State Street, 2.75%, dated 09-29-06, matures
   10-02-06; repurchase amount $23,569,858
   (Collateralized by FHLB, 10-19-07 with a value
   of $24,040,191)                                    $23,564,457   $ 23,564,457
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $23,564,457)                                     $ 23,564,457
                                                                    ------------
TOTAL INVESTMENTS (SBL Q FUND)                                      $160,989,710
   (AMORTIZED COST $131,750,906) - 104.1%
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%                        (6,384,920)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $154,604,790
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $132,241,434.

*   - Non-income producing security

1   - Security is segregated as collateral for open written options contracts.

2   - Security is restricted. See Notes to Financials.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 94.1%
AEROSPACE & DEFENSE - 1.8%
Orbital Sciences Corporation *                            402,500   $  7,554,925
                                                                    ------------
AGRICULTURAL PRODUCTS - 1.2%
Corn Products International, Inc.                         160,000      5,206,400
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.0%
Stonepath Group, Inc. *                                   520,000         98,800
                                                                    ------------
APPLICATION SOFTWARE - 1.9%
EPIQ Systems, Inc. *                                      365,000      5,369,150
PLATO Learning, Inc. *                                    440,000      2,802,800
                                                                    ------------
                                                                       8,171,950
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.5%
HydroGen Corporation * (1)                                379,650      1,898,250
                                                                    ------------
BUILDING PRODUCTS - 0.5%
Quixote Corporation                                       126,300      2,250,666
                                                                    ------------
COAL & CONSUMABLE FUELS - 6.2%
Arch Coal, Inc. (2)                                       300,000      8,673,000
Consol Energy, Inc.                                        80,200      2,544,746
Evergreen Energy, Inc. *                                  958,000     10,068,580
USEC, Inc.                                                533,100      5,139,084
                                                                    ------------
                                                                      26,425,410
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 3.3%
Dycom Industries, Inc. *                                  127,000      2,730,500
EFJ, Inc. *                                                 5,050         37,471
Mastec, Inc. *                                            580,000      6,420,600
MRV Communications, Inc. *                                780,000      2,152,800
Oplink Communications, Inc. *                             123,000      2,457,540
                                                                    ------------
                                                                      13,798,911
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 1.3%
RadioShack Corporation                                    290,000      5,597,000
                                                                    ------------
CONSTRUCTION & ENGINEERING - 7.9%
Granite Construction, Inc. (2)                             50,000      2,667,500
Insituform Technologies, Inc. *                           163,750      3,975,850
Quanta Services, Inc. *                                   600,700     10,127,802
Shaw Group, Inc. *                                        700,000     16,548,000
                                                                    ------------
                                                                      33,319,152
                                                                    ------------
CONSUMER FINANCE - 2.6%
First Marblehead Corporation (2)                          160,000     11,081,600
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 4.1%
Affiliated Computer Services, Inc. *                      124,000      6,430,640
Computer Sciences Corporation *                           220,000     10,806,400
                                                                    ------------
                                                                      17,237,040
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 2.5%
FTI Consulting, Inc. *                                    225,000      5,638,500

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
   (CONTINUED)
PHH Corporation *                                         185,000   $  5,069,000
                                                                    ------------
                                                                      10,707,500
                                                                    ------------
ELECTRIC UTILITIES - 6.9%
Empire District Electric Company                          132,900      2,974,302
Great Plains Energy, Inc. (2)                             734,850     22,795,047
Northeast Utilities                                       125,200      2,913,404
Westar Energy, Inc.                                        15,600        366,756
                                                                    ------------
                                                                      29,049,509
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
Lime Energy Company * (1)                                 181,200        226,500
Powell Industries, Inc. *                                  63,000      1,394,190
Power-One, Inc. *                                         925,000      6,697,000
                                                                    ------------
                                                                       8,317,690
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 3.3%
Maxwell Technologies, Inc. *                              343,200      6,980,688
Merix Corporation *                                       735,000      7,063,350
                                                                    ------------
                                                                      14,044,038
                                                                    ------------
GAS UTILITIES - 0.5%
Southern Union Company                                     78,000      2,059,980
                                                                    ------------
GENERAL MERCHANDISE STORES - 1.1%
Tuesday Morning Corporation                               340,000      4,719,200
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.4%
HealthTronics, Inc. *                                     250,000      1,542,500
                                                                    ------------
HEALTH CARE FACILITIES - 2.4%
Community Health Systems, Inc. *                           90,000      3,361,500
Triad Hospitals, Inc. *                                   150,000      6,604,500
                                                                    ------------
                                                                       9,966,000
                                                                    ------------
HOMEFURNISHING RETAIL - 0.2%
Bombay Company, Inc. *                                    670,000        917,900
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 3.9%
McDermott International, Inc. *                           394,500     16,490,100
                                                                    ------------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                    45,700      1,321,644
                                                                    ------------
INTEGRATED OIL & GAS - 1.5%
Murphy Oil Corporation                                    137,000      6,514,350
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.8%
KMG America Corporation *                                 438,600      3,223,710
                                                                    ------------
MORTGAGE REIT'S - 3.7%
HomeBanc Corporation                                      321,600      1,977,840
MortgageIT Holdings, Inc.                                 520,000      7,321,600
Opteum, Inc.                                              768,100      6,183,205
                                                                    ------------
                                                                      15,482,645
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
MULTI - LINE INSURANCE - 1.5%
American Financial Group, Inc.                            132,000   $  6,194,760
                                                                    ------------
OIL & GAS DRILLING - 2.0%
Helmerich & Payne, Inc.                                   365,000      8,405,950
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.1%
Key Energy Services, Inc. *                               350,000      4,760,000
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.5%
Gulfport Energy Corporation *                             125,300      1,452,227
Newfield Exploration Company *                            129,000      4,971,660
                                                                    ------------
                                                                       6,423,887
                                                                    ------------
OIL & GAS REFINING & MARKETING - 0.6%
Nova Oil, Inc. * (1)                                      738,700      2,585,450
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 4.3%
Double Hull Tankers, Inc.                                 274,200      3,770,250
Williams Companies, Inc.                                  611,500     14,596,505
                                                                    ------------
                                                                      18,366,755
                                                                    ------------
PACKAGED FOODS & MEATS - 5.0%
Hormel Foods Corporation                                  173,000      6,224,540
JM Smucker Company                                        150,000      7,192,500
Tyson Foods, Inc. (2)                                     490,000      7,781,200
                                                                    ------------
                                                                      21,198,240
                                                                    ------------
PAPER PACKAGING - 2.2%
Bemis Company, Inc.                                       100,000      3,286,000
Sonoco Products Company                                   175,000      5,887,000
                                                                    ------------
                                                                       9,173,000
                                                                    ------------
PERSONAL PRODUCTS - 2.4%
Alberto-Culver Company *                                   45,000      2,276,550
Playtex Products, Inc. *                                  600,000      8,040,000
                                                                    ------------
                                                                      10,316,550
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.4%
Alleghany Corporation *                                    14,357      4,149,317
First American Corporation                                136,000      5,758,240
North Pointe Holdings Corporation * (1)                   254,000      2,352,040
United America Indemnity, Ltd. *                           70,000      1,572,900
W.R. Berkley Corporation (2)                              136,500      4,830,735
                                                                    ------------
                                                                      18,663,232
                                                                    ------------
REGIONAL BANKS - 1.8%
Mercantile Bankshares Corporation                          75,000      2,720,250
Wilmington Trust Corporation                               56,700      2,525,985
Zions Bancorporation                                       32,000      2,553,920
                                                                    ------------
                                                                       7,800,155
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.0%
Ultratech, Inc. *                                         310,000      4,129,200
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
SEMICONDUCTORS - 1.8%
Applied Micro Circuits Corporation *                      460,000   $  1,329,400
IXYS Corporation *                                        450,000      3,775,500
STATS ChipPAC, Ltd. ADR *                                 434,000      2,608,340
                                                                    ------------
                                                                       7,713,240
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.7%
Regis Corporation                                          79,950      2,866,207
                                                                    ------------
SPECIALTY CHEMICALS - 0.3%
Material Sciences Corporation *                            57,000        567,720
Minerals Technologies, Inc.                                15,000        801,000
                                                                    ------------
                                                                       1,368,720
                                                                    ------------
TIRES & RUBBER - 1.4%
Bandag, Inc.                                              145,000      5,950,800
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
United Rentals, Inc. *                                    230,000      5,347,500
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $304,082,949)                                    $398,260,516
                                                                    ------------
PREFERRED STOCK - 0.3%
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                                             5,200        731,250
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE * (1)(3)(4)(5)            1,130,000        306,117
                                                                    ------------
TOTAL PREFERRED STOCK
   (Amortized Cost $1,326,215)                                      $  1,037,367
                                                                    ------------
WARRANTS - 0.3%
WARRANTS - 0.3%
Electric City Corporation
   $1.00, 3/19/2009 (1)(3)                                 23,333         22,602
Nova Oil, Inc.
   $2.57, 7/5/2011 (1)(3)                                 369,350      1,071,745
ThermoEnergy Corporation
   $0.75, 7/14/2008 (1)(3)(5)                           1,130,000        104,186
                                                                    ------------
                                                                       1,198,533
                                                                    ------------
TOTAL WARRANTS
   (Amortized Cost $999,024)                                        $  1,198,533
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 0.3%
PHARMACEUTICALS - 0.3%
Ligand Pharmaceuticals, Inc.
   6.00%, 2007                                         $  850,000      1,371,688
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (Amortized Cost $850,000)                                        $  1,371,688
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 3.6%
FINANCIAL COMPANIES - DIVERSIFIED - 0.3%
Amsterdam Funding Corporation
   5.25%, 10/20/2006                                    1,200,000   $  1,196,675
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 3.1%
Fairway Finance Corporation
   5.255%, 10/10/2006                                   1,000,000        998,686
   5.255%, 10/11/2006                                   1,000,000        998,540
   5.26%, 10/23/2006                                    1,100,000      1,096,464
   5.255%, 10/24/2006                                   1,100,000      1,096,307
Falcon Asset Securitization Corporation
   5.25%, 10/5/2006                                     1,000,000        999,417
   5.25%, 10/6/2006                                     1,000,000        999,271
   5.26%, 10/17/2006                                    1,000,000        997,662
   5.25%, 10/18/2006                                    1,000,000        997,521
Jupiter Securitization Corporation
   5.25%, 10/3/2006                                     1,000,000        999,708
   5.30%, 10/4/2006                                     1,400,000      1,399,387
   5.26%, 10/27/2006                                    1,000,000        996,201
   5.26%, 10/30/2006                                    1,500,000      1,493,644
                                                                    ------------
                                                                      13,072,808
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.2%
Sheffield Receivables Corporation
   5.26%, 10/13/2006                                    1,000,000        998,247
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Amortized Cost $15,267,730)                                     $ 15,267,730
                                                                    ------------
COMMERCIAL PAPER - 1.3%
METALS & MINING - 0.3%
Alcoa, Inc.
   5.28%, 10/16/2006                                    1,500,000      1,496,700
                                                                    ------------
NON U.S. BANKING - 1.0%
Danske Corporation
   5.25%, 10/2/2006                                     1,000,000        999,854
   5.26%, 10/12/2006                                    1,000,000        998,393
   5.30%, 10/19/2006                                    1,000,000        997,370
   5.25%, 10/26/2006                                    1,200,000      1,195,625
                                                                    ------------
                                                                       4,191,242
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $5,687,942)                                      $  5,687,942
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.88%, dated 09-29-06;
   repurchase amount of $227,092 (Collateralized by
   FHLB, 2.625%, 05-15-07 with a value of
   $232,665)                                           $  227,000   $   227,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $227,000)                                        $    227,000
                                                                    ------------
TOTAL INVESTMENTS (SBL V FUND)
   (AMORTIZED COST $328,440,860) - 100.0%                           $423,050,776
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                              44,403
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $423,095,179
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $328,440,860.

*    - Non-income producing security

1    - Security is illiquid. See Notes to Financials.

2    - Security is segregated as collateral for open written options contracts.

3    - Security is fair valued by the Board of Directors. See Notes to
       Financials.

4    - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

5    - Security is restricted. See Notes to Financials.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 92.9%
AEROSPACE & DEFENSE - 1.9%
BE Aerospace, Inc. *                                       41,030   $    865,323
Heico Corporation                                          22,590        774,837
                                                                    ------------
                                                                       1,640,160
                                                                    ------------
ALTERNATIVE CARRIERS - 0.7%
Time Warner Telecom, Inc. *                                34,750        660,598
                                                                    ------------
APPAREL RETAIL - 3.0%
Cache, Inc. *                                              87,240      1,560,724
Jos A. Bank Clothiers, Inc. *                              35,097      1,051,506
                                                                    ------------
                                                                       2,612,230
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.3%
Carter's, Inc. *                                           43,920      1,159,049
                                                                    ------------
APPLICATION SOFTWARE - 1.7%
Advent Software, Inc. *                                    12,800        463,488
Concur Technologies, Inc. *                                73,470      1,068,988
                                                                    ------------
                                                                       1,532,476
                                                                    ------------
BIOTECHNOLOGY - 1.0%
Solexa, Inc. *                                             99,050        873,621
                                                                    ------------
CASINOS & GAMING - 3.5%
Century Casinos, Inc. *                                   117,120      1,164,173
Scientific Games Corporation *                             58,730      1,867,614
                                                                    ------------
                                                                       3,031,787
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.1%
CommScope, Inc. *                                          28,440        934,538
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.0%
American Railcar Industries, Inc.                          28,860        840,115
                                                                    ------------
DISTRIBUTORS - 0.2%
Keystone Automotive Industries, Inc. *                      4,500        171,090
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 1.7%
FirstService Corporation *                                 62,480      1,488,274
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Regal-Beloit Corporation                                   19,140        832,590
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 1.2%
Optimal Group, Inc. *                                      86,240      1,014,182
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 3.1%
Rollins, Inc.                                              65,080      1,373,839
Team, Inc. *                                               53,810      1,348,478
                                                                    ------------
                                                                       2,722,317
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
FOOTWEAR - 1.6%
Iconix Brand Group, Inc. *                                 86,980   $  1,400,378
                                                                    ------------
HEALTH CARE DISTRIBUTORS - 1.1%
MWI Veterinary Supply, Inc. *                              27,580        924,757
                                                                    ------------
HEALTH CARE EQUIPMENT - 11.0%
American Medical Systems Holdings, Inc. *                  80,260      1,479,192
Angiodynamics, Inc. *                                      49,630      1,027,837
Arthrocare Corporation *                                   14,360        672,910
Kyphon, Inc. *                                             26,370        986,765
NuVasive, Inc. *                                           51,400      1,033,654
Orthovita, Inc. *                                         201,550        703,409
Resmed, Inc. *                                             26,810      1,079,103
Spectranetics Corporation *                               128,330      1,501,461
Vital Signs, Inc.                                          19,870      1,124,841
                                                                    ------------
                                                                       9,609,172
                                                                    ------------
HEALTH CARE FACILITIES - 2.4%
Five Star Quality Care, Inc. *                            147,160      1,583,442
NovaMed, Inc. *                                            67,200        529,536
                                                                    ------------
                                                                       2,112,978
                                                                    ------------
HEALTH CARE SERVICES - 2.2%
AMN Healthcare Services, Inc. *                            43,280      1,027,900
HealthExtras, Inc. *                                       32,440        918,376
                                                                    ------------
                                                                       1,946,276
                                                                    ------------
HEALTH CARE SUPPLIES - 3.0%
Immucor, Inc. *                                            24,740        554,423
Lifecell Corporation *                                     21,550        694,341
PolyMedica Corporation                                     32,296      1,382,592
                                                                    ------------
                                                                       2,631,356
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE - 1.2%
The9, Ltd. ADR *                                           50,160      1,073,424
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 0.6%
Ctrip.com International, Ltd. ADR                          11,200        503,440
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.7%
Central Garden and Pet Company *                           30,320      1,463,243
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.4%
Barrett Business Services *                                58,440      1,254,707
                                                                    ------------
INDUSTRIAL MACHINERY - 2.7%
Dynamic Materials Corporation                              17,960        582,263
Flow International Corporation *                           90,400      1,172,488
Gardner Denver, Inc. *                                     19,560        647,045
                                                                    ------------
                                                                       2,401,796
                                                                    ------------
INTERNET RETAIL - 2.0%
Nutri/System, Inc. *                                       26,450      1,647,570
Shutterfly, Inc. *                                          5,820         90,501
                                                                    ------------
                                                                       1,738,071
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INTERNET SOFTWARE & SERVICES - 7.9%
Equinix, Inc. *                                            19,380   $  1,164,738
j2 Global Communications, Inc. *                           46,060      1,251,450
Marchex, Inc. (Cl.B) *                                     51,210        785,562
Omniture, Inc. *                                           97,010        765,409
Online Resources Corporation *                            129,980      1,592,255
RADVision, Ltd. *                                          80,420      1,326,930
                                                                    ------------
                                                                       6,886,344
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 4.7%
GFI Group, Inc. *                                          10,100        558,429
Greenhill & Company, Inc.                                   9,460        634,009
Investment Technology Group, Inc. *                        30,310      1,356,372
optionsXpress Holdings, Inc.                               32,150        896,342
TradeStation Group, Inc. *                                 44,510        670,766
                                                                    ------------
                                                                       4,115,918
                                                                    ------------
LEISURE FACILITIES - 0.7%
Life Time Fitness, Inc. *                                  14,160        655,466
                                                                    ------------
MANAGED HEALTH CARE - 0.5%
Healthspring, Inc. *                                       22,220        427,735
                                                                    ------------
MARINE - 0.9%
American Commercial Lines, Inc. *                          12,780        759,771
                                                                    ------------
MORTGAGE REIT'S - 1.5%
KKR Financial Corporation                                  53,880      1,322,215
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 5.9%
Allis-Chalmers Energy, Inc. *                              31,620        462,917
Lufkin Industries, Inc.                                    11,390        602,759
Maverick Tube Corporation *                                24,080      1,561,106
Oil States International, Inc. *                           36,920      1,015,300
Superior Energy Services, Inc. *                           40,660      1,067,732
W-H Energy Services, Inc. *                                11,190        464,049
                                                                    ------------
                                                                       5,173,863
                                                                    ------------
PACKAGED FOODS & MEATS - 1.1%
SunOpta, Inc. *                                            95,130      1,005,524
                                                                    ------------
PERSONAL PRODUCTS - 0.1%
Bare Escentuals, Inc. *                                     2,030         55,115
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 2.7%
Amerisafe, Inc. *                                         117,860      1,155,028
Navigators Group, Inc. *                                   24,890      1,194,969
                                                                    ------------
                                                                       2,349,997
                                                                    ------------
REGIONAL BANKS - 2.9%
Boston Private Financial Holdings, Inc.                    24,220        675,253
PrivateBancorp, Inc.                                       19,190        877,367
Virginia Commerce Bancorp, Inc. *                          44,825        995,115
                                                                    ------------
                                                                       2,547,735
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT - 0.7%
Cymer, Inc. *                                              14,780   $    648,990
                                                                    ------------
SEMICONDUCTORS - 3.9%
Atheros Communications, Inc. *                             45,040        816,575
Silicon Motion Technology Corporation ADR *                40,100        666,863
SRS Labs, Inc. *                                          168,180      1,042,716
Volterra Semiconductor Corporation *                       57,640        936,650
                                                                    ------------
                                                                       3,462,804
                                                                    ------------
SOFT DRINKS - 0.7%
Hansen Natural Corporation *                               18,890        613,547
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 1.4%
Steiner Leisure, Ltd. *                                    29,790      1,252,670
                                                                    ------------
SPECIALIZED FINANCE - 2.5%
International Securities Exchange Holdings, Inc.           16,730        784,470
Portfolio Recovery Associates, Inc. *                      31,840      1,396,821
                                                                    ------------
                                                                       2,181,291
                                                                    ------------
TRUCKING - 1.6%
Old Dominion Freight Line, Inc. *                          20,410        612,912
Vitran Corporation, Inc. *                                 40,660        752,210
                                                                    ------------
                                                                       1,365,122
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $74,894,136)                                      $81,396,732
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REPURCHASE AGREEMENT - 11.7%
United Missouri Bank, 4.88%, 09-29-06, matures
   10-02-06; repurchase amount of $10,233,160
   (Collateralized by FHL Global Bond, GNMA 2004
   11-TL, GNMA #621286 & GNMA 2004 1-TA, 2.75% -
   4.50%, maturing 09-14-07 thru 05-20-26 with a
   value of $10,433,580)                              $10,229,000   $ 10,229,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $10,229,000)                                     $ 10,229,000
                                                                    ------------
TOTAL INVESTMENTS (SBL X FUND)
   (AMORTIZED COST $85,123,136) - 104.6%                            $ 91,625,732
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%                        (4,017,519)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 87,608,213
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
September 30, 2006 (Unaudited) - continued

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $85,351,794.

*    - Non-income producing security

Glossary:

ADR - American Depositary Receipt

GNMA - Government National Mortgage Association

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                              SERIES Y (SELECT 25 SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 97.8%
AEROSPACE & DEFENSE - 2.0%
L-3 Communications Holdings, Inc.                          21,300   $  1,668,429
                                                                    ------------
AIR FREIGHT & LOGISTICS - 4.7%
FedEx Corporation                                          35,600      3,869,008
                                                                    ------------
BIOTECHNOLOGY - 5.7%
Amgen, Inc. *                                              66,400      4,749,592
                                                                    ------------
BROADCASTING & CABLE TV - 3.5%
CBS Corporation (Cl.B)                                     40,300      1,135,251
Univision Communications, Inc. *                           52,600      1,806,284
                                                                    ------------
                                                                       2,941,535
                                                                    ------------
COAL & CONSUMABLE FUELS - 2.9%
Evergreen Energy, Inc. *                                  233,000      2,448,830
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc. *                            155,071      2,326,059
Cisco Systems, Inc. *                                     115,700      2,661,100
                                                                    ------------
                                                                       4,987,159
                                                                    ------------
CONSTRUCTION & ENGINEERING - 3.7%
Shaw Group, Inc. *                                        131,000      3,096,840
                                                                    ------------
CONSUMER FINANCE - 7.7%
First Marblehead Corporation (1)                           92,500      6,406,550
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
First Data Corporation                                     59,600      2,503,200
                                                                    ------------
EXCHANGE TRADED FUNDS - 5.2%
iShares Russell 1000 Growth Index Fund                     50,000      2,608,000
iShares S&P 500 Growth Index Fund                          27,500      1,698,400
                                                                    ------------
                                                                       4,306,400
                                                                    ------------
HEALTH CARE EQUIPMENT - 4.9%
Zimmer Holdings, Inc. *                                    59,800      4,036,500
                                                                    ------------
HOME IMPROVEMENT RETAIL - 4.6%
Home Depot, Inc.                                          104,500      3,790,215
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 4.3%
Carnival Corporation                                       75,900      3,569,577
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 3.8%
Wal-Mart Stores, Inc.                                      64,500      3,181,140
                                                                    ------------
INDUSTRIAL GASES - 2.0%
Praxair, Inc.                                              28,400      1,680,144
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 3.5%
Covance, Inc. *                                            44,300      2,940,634
                                                                    ------------
MOVIES & ENTERTAINMENT - 1.8%
Viacom, Inc. (Cl.B) *                                      40,300      1,498,354
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
MULTI-LINE INSURANCE - 5.4%
American International Group, Inc.                         67,600   $  4,479,176
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 4.1%
BJ Services Company (1)                                   113,300      3,413,729
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 5.6%
Williams Companies, Inc.                                  193,500      4,618,845
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.0%
Citigroup, Inc.                                            50,200      2,493,434
                                                                    ------------
PHARMACEUTICALS - 4.4%
Johnson & Johnson                                          56,500      3,669,110
                                                                    ------------
SOFT DRINKS - 1.6%
PepsiCo, Inc.                                              21,000      1,370,460
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 4.4%
W.W. Grainger, Inc.                                        54,200      3,632,484
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $69,803,538)                                     $ 81,351,345
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 3.7%
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 1.2%
Fairway Finance Corporation
   5.257%, 10/5/2006                                    1,000,000        999,413
                                                                    ------------
FINANCIAL COMPANIES - TRADE
  RECEIVABLES - 2.5%                                    1,000,000        999,708
Old Line Funding LLC
   5.25%, 10/3/2006                                     1,100,000      1,099,518
                                                                    ------------
Sheffield Receivables Corporation
   5.26%, 10/4/2006                                                    2,099,226
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Amortized Cost $3,098,639)                                      $  3,098,639
                                                                    ------------
COMMERCIAL PAPER - 2.7%
BANKING - 1.5%
UBS Finance (DE) LLC
   5.25%, 10/2/2006                                     1,200,000      1,199,825
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                              SERIES Y (SELECT 25 SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
COMMERCIAL PAPER (CONTINUED)
METALS & MINING - 1.2%
Alcoa, Inc.
   5.34%, 10/6/2006                                     1,000,000   $    999,258
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $2,199,083)                                      $  2,199,083
                                                                    ------------
TOTAL INVESTMENTS (SBL Y FUND)
   (AMORTIZED COST $75,101,260) - 104.2%                            $ 86,649,067
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%                        (3,489,355)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 83,159,712
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $75,101,260.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 57.1%
AEROSPACE & DEFENSE - 0.3%
Northrop Grumman Corporation                                  700   $     47,649
Raytheon Company                                              700         33,607
                                                                    ------------
                                                                          81,256
                                                                    ------------
AGRICULTURAL PRODUCTS - 2.2%
Archer-Daniels-Midland Company                              6,200        234,856
Bunge, Ltd.                                                 4,000        231,800
Cresud S.A. ADR                                            15,800        214,880
                                                                    ------------
                                                                         681,536
                                                                    ------------
AIRLINES -2.0%
Alaska Air Group, Inc. *                                    5,000        190,200
Republic Airways Holdings, Inc. *                          10,200        158,304
Southwest Airlines Company                                 17,300        288,218
                                                                    ------------
                                                                         636,722
                                                                    ------------
ALUMINUM -0.4%
Alcan, Inc.                                                 3,500        139,545
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.3%
Sauer-Danfoss, Inc.                                         3,600         86,328
                                                                    ------------
BROADCASTING & CABLE TV - 0.3%
DIRECTV Group, Inc. *                                       3,400         66,912
Shaw Communications, Inc. (CI.B)                              800         24,016
                                                                    ------------
                                                                          90,928
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.7%
Cameco Corporation                                          6,200        226,734
                                                                    ------------
COMMODITY CHEMICALS - 0.3%
Lyondell Chemical Company                                   2,200         55,814
Nova Chemicals Corporation                                  1,000         30,710
                                                                    ------------
                                                                          86,524
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.8%
Black Box Corporation                                         600         23,352
CommScope, Inc. * (1)                                      26,500        870,790
                                                                    ------------
                                                                         894,142
                                                                    ------------
COMPUTER HARDWARE -0.1%
Sun Microsystems, Inc. *                                    6,400         31,808
                                                                    ------------
CONSTRUCTION & ENGINEERING - 5.1%
Chicago Bridge & Iron Company N.V.                          6,200        149,172
EMCOR Group, Inc. *                                         4,600        252,264
Infrasource Services, Inc. *                                6,200        108,810
Insituform Technologies, Inc. *                            12,900        313,212
Michael Baker Corporation*                                  4,800         97,728
Quanta Services, Inc. *                                     8,400        141,624
Washington Group International, Inc. (1)                    9,500        559,170
                                                                    ------------
                                                                       1,621,980
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 2.6%
AGCO Corporation *                                          9,600        243,360
Bucyrus International, Inc.                                 3,300        139,986

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS (CONTINUED)
Cummins, Inc.                                                 800   $     95,384
Lindsay Manufacturing Company                               5,300        152,375
Manitowoc Company, Inc.                                     3,900        174,681
                                                                    ------------
                                                                         805,786
                                                                    ------------
DISTILLERS & VINTNERS - 0.0%
MGP Ingredients, Inc.                                         600         12,762
                                                                    ------------
DIVERSIFIED METALS & MINING - 5.2%
Anglo American pic ADR                                      6,000        126,600
BHPBilliton, Ltd. ADR                                       1,300         49,244
Brush Engineered Materials, Inc. *                         10,800        268,596
Eurozinc Mining Corporation*                                5,200         12,792
Freeport-McMoRan Copper & Gold, Inc. (CI.B)                 5,900        314,234
Peru Copper, Inc. *                                        37,100        149,884
Phelps Dodge Corporation                                    2,800        237,160
Rio Tinto plc ADR                                           1,200        227,556
Southern Copper Corporation                                   700         64,750
Teck Cominco, Ltd. (CI.B)                                   1,200         74,988
Titanium Metals Corporation*                                4,200        106,176
                                                                    ------------
                                                                       1,631,980
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT -4.7%
American Superconductor Corporation *                      15,400        142,604
Emerson Electric Company (1)                                7,300        612,178
General Cable Corporation *                                12,300        469,983
Lamson & Sessions Company *                                 4,200        100,044
Regal-Beloit Corporation                                    3,400        147,900
                                                                    ------------
                                                                       1,472,709
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.6%
Littelfuse, Inc. *                                          5,900        204,730
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.4%
Benchmark Electronics, Inc. *                               4,600        123,648
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES -1.0%
Layne Christensen Company *                                11,200        319,984
                                                                    ------------
EXCHANGE TRADED FUNDS -1.7%
Euro Currency Trust                                         1,400        177,926
iShares MSCI Australia Index Fund                           5,300        112,307
PowerShares DB Commodity Index Tracking Fund*               3,900         93,210
Streettracks Gold Trust *                                   2,300        136,712
                                                                    ------------
                                                                         520,155
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS -1.7%
CF Industries Holdings, Inc.                                4,200         71,694

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS (CONTINUED)
Monsanto Company                                              300   $     14,103
Mosaic Company*                                            24,600        415,740
Terra Industries, Inc. *                                    4,000         30,840
                                                                    ------------
                                                                         532,377
                                                                    ------------
FOOD RETAIL - 0.6%
Safeway, Inc.                                               6,400        194,240
                                                                    ------------
HEAVY ELECTRICAL EQUIPMENT - 1.7%
ABB, Ltd. ADR                                              39,700        523,246
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -0.0%
Dynegy, Inc. *                                              2,000         11,080
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 1.9%
McDermott International, Inc. * (1)                        14,600        610,280
                                                                    ------------
INDUSTRIAL GASES - 0.7%
Air Products*Chemicals, Inc.                                3,400        225,658
                                                                    ------------
INDUSTRIAL MACHINERY - 2.0%
Dynamic Materials Corporation                               1,000         32,420
Timken Company                                              8,300        247,174
Valmont Industries, Inc.                                    6,700        350,075
                                                                    ------------
                                                                         629,669
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.2%
XO Holdings, Inc. *                                        11,800         57,584
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.7%
Valueclick, Inc. *                                         12,600        233,604
                                                                    ------------
MARINE -1.5%
American Commercial Lines, Inc. *                           7,800        463,710
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 2.5%
Cameron International Corporation * (1)                    11,400        550,734
Input/Output, Inc. *                                        5,100         50,643
National Oilwell Varco, Inc. *                              3,300        193,215
                                                                    ------------
                                                                         794,592
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION -3.5%
Devon Energy Corporation (1)                               13,800        871,470
Kodiak Oil & Gas Corporation*                               6,500         22,685
McMoRan Exploration Company *                              12,100        214,654
                                                                    ------------
                                                                       1,108,809
                                                                    ------------
PAPER PACKAGING -1.2%
Packaging Corporation of America                            5,100        118,320
Sonoco Products Company                                     7,900        265,756
                                                                    ------------
                                                                         384,076
                                                                    ------------
PAPER PRODUCTS -1.5%
Aracruz Celulose S.A. ADR                                   1,300         64,701

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
PAPER PRODUCTS (CONTINUED)
Votorantim Celulose e Papel S.A. ADR                       23,500   $    398,090
                                                                    ------------
                                                                         462,791
                                                                    ------------
PRECIOUS METALS & MINERALS - 0.2%
Silver Standard Resources, Inc. *                           2,300         50,784
                                                                    ------------
SEMICONDUCTORS -0.3%
Anadigics, Inc. *                                          14,400        103,104
                                                                    ------------
SPECIALTY CHEMICALS - 0.4%
A.Schulman, Inc.                                            2,200         51,722
Nalco Holding Company*                                      4,100         75,932
                                                                    ------------
                                                                         127,654
                                                                    ------------
STEEL -1.1%
AK Steel Holding Corporation *                             12,300        149,322
Highveld Steel and Vanadium Corporation, Ltd. ADR           3,000         25,110
Mittal Steel Company N.V.                                   1,300         45,162
NN, Inc.                                                    4,720         55,838
Steel Technologies, Inc.                                    3,500         68,705
                                                                    ------------
                                                                         344,137
                                                                    ------------
TECHNOLOGY DISTRIBUTORS - 2.8%
Anixter International, Inc. (1)                            15,600        880,932
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Crown Castle International Corporation *                    8,400        296,016
SBA Communications Corporation *                           13,000        316,290
                                                                    ------------
                                                                         612,306
                                                                    ------------
TOTAL COMMON STOCK
   (Amortized Cost $18,357,406)                                     $ 18,019,890
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 41.3%
Federal Farm Credit Discount Note
   5.07%-2006(1)                                       $  600,000        594,434
Federal Home Loan Bank
   5.125% - 2006 (1)                                      300,000        299,274
   5.142% - 2006 (1)                                    1,600,000      1,586,507
   5.15%-2006(1)                                          550,000        545,516
   5.21%-2006(1)                                          350,000        348,180
Federal Home Loan Mortgage Corporation
   5.11%-2006(1)                                           35,000         34,925
   5.13%-2006(1)                                          850,000        844,026
   5.13%-2006 (2)                                       1,000,000        999,288
   5.141% - 2006 (1)                                      400,000        399,943
   5.23%-2006(1)                                          900,000        898,988

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (CONTINUED)
Federal National Mortgage Association
   5.10%-2006(1)                                       $2,000,000   $  1,997,450
   5.14%-2006(2)                                        1,100,000      1,093,198
   5.143%-2006(1)                                         450,000        445,446
   5.18%-2006(2)                                          200,000        200,000
   5.22%-2006(2)                                          500,000        497,892
   5.23%-2006(2)                                          500,000        498,383
   5.252%-2006(1)                                         875,000        873,032
   5.29%-2006(2)                                          850,000        849,761
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Amortized Cost $13,004,032)                                     $ 13,006,243
                                                                    ------------
ASSET BACKED SECURITIES - 0.0%
OTHER - 0.0%
Credit-Based Asset Servicing and Securitization LLC
   2005-CB2, 5.43%, 2036 (1)(3)                             6,276          6,276
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (Amortized Cost $6,276)                                          $      6,276
                                                                    ------------
TOTAL INVESTMENTS (SBL Z FUND)
   (AMORTIZED COST $31,367,714) - 98.4%                             $ 31,032,409
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%                             505,158
                                                                    ------------
TOTAL NET ASSETS -100.0%                                            $ 31,537,567
                                                                    ============

                       SCHEDULE OF SECURITIES SOLD SHORT
                               SEPTEMBER 30, 2006

                                   SBL Z Fund

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - (13.1%)
APPAREL RETAIL - (0.2%)
HOT Topic, Inc. *                                          (5,000)  $    (55,700)
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - (0.1%)
Quiksilver, Inc. *                                         (3,000)       (36,450)
                                                                    ------------
COMMERCIAL PRINTING - (0.2%)
John H. Harland Company                                    (1,500)       (54,675)
                                                                    ------------
CONSUMER FINANCE - (0.2%)
Advanta Corporation                                        (1,400)       (47,558)
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - (0.1%)
BISYS Group, Inc. *                                        (2,000)       (21,720)
                                                                    ------------
DIVERSIFIED BANKS - (0.3%)
Kookmin Bank ADR                                           (1,300)      (101,439)
                                                                    ------------
EXCHANGE TRADED FUNDS - (2.2%)
Consumer Discretionary Select                                (500)       (17,475)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
EXCHANGE TRADED FUNDS (CONTINUED)
Financial Select Sector SPDR Fund                          (2,000)  $    (69,320)
Health Care Select Sector SPDR                             (2,500)       (83,000)
iShares Lehman 20+ Year Treasury                           (4,000)      (357,600)
iShares Lehman U.S. Treasury Inflation Protected
   Securities                                                (900)       (91,035)
Semiconductor HOLDRs Trust                                 (2,000)       (68,580)
                                                                    ------------
                                                                        (687,010)
                                                                    ------------
HEALTH CARE EQUIPMENT - (0.4%)
Hospira, Inc. *                                            (3,000)      (114,810)
Medtronic, Inc.                                              (500)       (23,220)
                                                                    ------------
                                                                        (138,030)
                                                                    ------------
INDUSTRIAL CONGLOMERATES - (0.3%)
Textron, Inc.                                              (1,000)       (87,500)
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - (0.8%)
Lehman Brothers Holdings, Inc.                             (2,000)      (147,720)
Stifel Financial Corporation *                             (3,200)      (101,568)
                                                                    ------------
                                                                        (249,288)
                                                                    ------------
MORTGAGE REIT'S - (0.2%)
New Century Financial Corporation                          (1,500)       (58,965)
                                                                    ------------
MOVIES & ENTERTAINMENT - (0.4%)
Time Warner, Inc.                                          (7,100)      (129,433)
                                                                    ------------
PACKAGED FOODS & MEATS - (0.1%)
WM Wrigley Jr Company                                        (500)       (23,030)
                                                                    ------------
PHARMACEUTICALS - (0.4%)
King Pharmaceuticals, Inc. *                               (2,200)       (37,466)
Teva Pharmaceutical Industries,                            (3,000)      (102,270)
                                                                    ------------
                                                                        (139,736)
                                                                    ------------
REGIONAL BANKS - (5.4%)
Bank of Hawaii Corporation                                 (8,000)      (385,280)
Cathay General Bancorp                                     (3,500)      (126,350)
Central Pacific Financial                                  (1,000)       (36,580)
Commerce Bancorp, Inc.                                     (6,900)      (253,299)
Fifth Third Bancorp                                        (2,000)       (76,160)
First Horizon National Corporation                         (2,000)       (76,020)
Irwin Financial Corporation *                              (6,900)      (134,964)
National City Corporation                                  (4,400)      (161,040)
PNC Financial Services Group, Inc.                         (1,000)       (72,440)
TCF Financial Corporation                                  (2,300)       (60,467)
Zions Bancorporation                                       (4,000)      (319,240)
                                                                    ------------
                                                                      (1,701,840)
                                                                    ------------
SEMICONDUCTORS - (0.1%)
Altera Corporation *                                       (2,500)       (45,950)
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - (0.2%)
H&R Block, Inc.                                            (3,000)       (65,220)
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
THRIFTS & MORTGAGE FINANCE - (1.5%)
Accredited Home Lenders Holding                            (2,000)  $    (71,880)
BankAtlantic Bancorp, Inc.                                 (4,000)       (56,880)
Countrywide Financial Corporation                          (3,500)      (122,640)
Sovereign Bancorp, Inc.                                      (500)       (10,755)
Washington Mutual, Inc.                                    (5,000)      (217,350)
                                                                    ------------
                                                                        (479,505)
                                                                    ------------
TOTAL COMMON STOCK
(Proceeds $4,030,645)                                               $ (4,123,049)
                                                                    ------------
TOTAL SECURITIES SOLD SHORT (SBL Z FUND)
(PROCEEDS $4,030,645)                                               $ (4,123,049)
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $27,464,276.

*   - Non-income producing security

1   - Security is segregated as collateral for open futures contracts.

2   - Security is segregated as collateral for short positions.

3   - Variable rate security. Rate indicated is rate effective at
      September 30, 2006.

Glossary:

ADR - American Depositary Receipt

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                    GROSS           GROSS       NET UNREALIZED
                                 UNREALIZED      UNREALIZED      APPRECIATION
                                APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                ------------   --------------   --------------
SERIES A
   (Equity)                       87,708,740    (24,484,877)      63,223,863
SERIES B
   (Large Cap Value)              76,080,755     (8,595,250)      67,485,505
SERIES C
   (Money Market)                     11,886         (3,776)           8,110
SERIES D
   (Global)                      153,347,897    (10,368,289)     142,979,608
SERIES E
   (Diversified Income)                   --     (4,136,978)      (4,136,978)
SERIES H
   (Enhanced Index)                6,167,188     (1,440,180)       4,727,008
SERIES J
   (Mid Cap Growth)               92,136,644    (36,179,620)      55,957,024
SERIES N
   (Managed Asset Allocation)     10,258,551     (2,162,474)       8,096,077
SERIES O
   (Equity Income)                47,575,987    (10,135,596)      37,440,391
SERIES P
   (High Yield)                    3,070,819     (2,503,354)         567,465
SERIES Q
   (Small Cap Value)              34,312,717     (5,564,441)      28,748,276
SERIES V
   (Mid Cap Value)               111,188,755    (16,578,839)      94,609,916
SERIES X
   (Small Cap Growth)              8,548,862     (2,274,924)       6,273,938
SERIES Y
   (Select 25)                    13,356,524     (1,808,717)      11,547,807
SERIES Z
   (Alpha Opportunity)               222,335       (704,318)        (481,983)

2. OPEN FUTURES CONTRACTS

     Open futures contracts for Series E, Series H and Series Z as of September 30, 2006 were as follows:

                                        NUMBER OF   EXPIRATION    CONTRACT       MARKET      UNREALIZED
                             POSITION   CONTRACTS      DATE        AMOUNT        VALUE      GAIN/(LOSS)
                             --------   ---------   ----------   ----------   -----------   -----------
SERIES E
90-Day Euro Future             Long        100      12-18-2006   23,629,100   $23,666,250    $ 37,150
US 2-Year Note Future          Long        125      12-29-2006   25,516,375    25,562,500      46,125
US 5-Year Note Future          Long         15      12-29-2006    1,572,709     1,582,735      10,026
US 10-Year Note Future         Long         14      12-19-2006    1,514,674     1,512,875      (1,799)
US Long Bond Future            Short        30      12-19-2006   (3,317,239)   (3,372,188)    (54,949)
                                                                 ----------   -----------    --------
                                                                 48,915,619   $48,952,172    $ 36,553
                                                                 ----------   -----------    --------
SERIES H
S&P 500 Mini E-Mini Future     Long         62      12-15-2006    4,104,674   $ 4,171,050    $ 66,376
SERIES Z
S&P 500 Index Future           Long         40      12-15-2006   13,261,310   $13,454,000    $192,690

3. OPTIONS WRITTEN

The following options written were outstanding for Series A, Series B, Series J, Series Q, Series V and Series Y as of September 30, 2006:

SERIES A CALL OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
First Marblehead Corporation                   10/20/2006     $60.00         400   $  372,000
McDermott International, Inc.                  10/20/2006      40.00       1,040       98,800
Transocean, Inc.                               11/17/2006      80.00         402       70,350
Tyson Foods, Inc.                              11/17/2006      15.00       1,336      160,320
                                                                          ------   ----------
Total call options outstanding
   (premiums received, $500,035)                                           3,178   $  701,470
                                                                          ======   ==========

SERIES B CALL OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Archer-Daniels-Midland Company                 10/20/2006     $40.00       1,141   $   51,345
First Marblehead Corporation                   10/20/2006      60.00         112      104,160
Transocean, Inc.                               11/17/2006      80.00         391       68,425
Tyson Foods, Inc.                              11/17/2006      15.00       1,371      164,520
                                                                           -----   ----------
Total call options outstanding
   (premiums received, $402,686)                                           3,015   $  388,450
                                                                           =====   ==========

SERIES J CALL OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
First Marblehead Corporation                   12/15/2006     $60.00         365   $  408,800
JB Hunt Transport Services                     10/20/2006      20.00       1,250      125,000
Northern Trust Corporation                      1/19/2007      55.00         500      240,000
Roper Industries, Inc.                         10/20/2006      45.00         167       10,020
                                                                           -----   ----------
Total call options outstanding
   (premiums received, $447,576)                                           2,282   $  783,820
                                                                           =====   ==========

SERIES Q CALL OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Apex Silver Mines, Ltd.                        10/20/2006    $ 15.00         160   $   28,800
Apex Silver Mines, Ltd.                        01/19/2007      15.00         125       33,125
Apex Silver Mines, Ltd.                        01/19/2007      17.50         100       14,000
Apex Silver Mines, Ltd.                        04/20/2007      15.00          20        6,200
Apex Silver Mines, Ltd.                        04/20/2007      17.50          45        9,225
Applera Corporation - Applied Biosystems Gro   12/15/2006      25.00          10        5,800
Applera Corporation - Applied Biosystems Gro   01/19/2007      25.00           5        3,000
Applera Corporation - Applied Biosystems Gro   01/19/2007      30.00          20        8,200
Armor Holdings, Inc.                           01/19/2007      60.00          35       11,550
Ashland, Inc.                                  10/20/2006      65.00          40        3,400
Ashland, Inc.                                  11/17/2006      65.00           5        1,050
Ashland, Inc.                                  01/19/2007      60.00          25       15,250
Ashland, Inc.                                  01/19/2007      65.00          25        7,750
Ashland, Inc.                                  01/19/2007      70.00           5          675
Bausch & Lomb, Inc.                            10/20/2006      45.00         106       55,120
Bausch & Lomb, Inc.                            10/20/2006      50.00          25        3,750
Bausch & Lomb, Inc.                            01/16/2007      45.00          90       60,300
Bausch & Lomb, Inc.                            01/16/2007      50.00          20        7,400
Bausch & Lomb, Inc.                            01/19/2007      40.00          35       37,800
Boyd Gaming Corporation                        11/17/2006      35.00           5        2,250
Boyd Gaming Corporation                        12/15/2006      35.00          15        7,500
Boyd Gaming Corporation                        12/15/2006      40.00          10        1,800
Boyd Gaming Corporation                        01/19/2007      40.00           5        1,250
Carpenter Technology Corporation               11/17/2006      95.00           5        7,400
Carpenter Technology Corporation               12/15/2006      80.00          25       71,000
Carpenter Technology Corporation               12/15/2006      85.00          60      144,000
Carpenter Technology Corporation               12/15/2006      90.00          65      136,500
Carpenter Technology Corporation               12/15/2006      95.00          27       43,740
Carpenter Technology Corporation               12/15/2006     100.00          22       28,380
Carpenter Technology Corporation               12/15/2006     105.00          21       21,000
Chesapeake Corporation                         11/17/2006      12.50          25        3,875
Chesapeake Corporation                         02/17/2007      15.00          45        2,025
Chicago Bridge & Iron Company N.V.             10/20/2006      22.50          15        1,950
Chicago Bridge & Iron Company N.V.             10/20/2006      25.00         145        5,800
Chicago Bridge & Iron Company N.V.             01/19/2007      22.50          25        7,500
Chicago Bridge & Iron Company N.V.             01/19/2007      25.00          70        9,800
Coherent, Inc.                                 11/17/2006      30.00          35       17,500

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Coherent, Inc.                                 11/17/2006     $35.00          50   $    7,500
Coherent, Inc.                                 01/19/2007      35.00          25        7,000
CV Therapeutics, Inc.                          10/20/2006      10.00          75       10,125
CV Therapeutics, Inc.                          01/19/2007      10.00          40        8,800
CV Therapeutics, Inc.                          01/19/2007      12.50          40        4,400
EGL, Inc.                                      10/20/2006      30.00          40       24,400
EGL, Inc.                                      11/17/2006      30.00          50       32,000
EGL, Inc.                                      11/17/2006      35.00          85       23,375
EGL, Inc.                                      02/17/2007      35.00          25       10,750
EGL, Inc.                                      02/17/2007      40.00          10        2,200
Encore Wire Corporation                        10/20/2006      35.00          15        2,400
Encore Wire Corporation                        11/17/2006      25.00          25       26,000
Encore Wire Corporation                        11/17/2006      30.00         182      111,020
Encore Wire Corporation                        11/17/2006      35.00          35       10,850
Encore Wire Corporation                        02/16/2007      25.00          30       34,200
Encore Wire Corporation                        02/16/2007      30.00          45       35,100
Encore Wire Corporation                        02/16/2007      35.00          40       19,600
Foot Locker, Inc.                              11/17/2006      20.00          10        5,200
Foot Locker, Inc.                              11/17/2006      22.50         105       33,600
Foot Locker, Inc.                              11/17/2006      25.00         130       20,150
Foot Locker, Inc.                              01/19/2007      22.50          10        3,800
Foot Locker, Inc.                              01/19/2007      25.00          40        8,400
Forest Oil Corporation                         11/17/2006      25.00          15       10,050
Forest Oil Corporation                         11/17/2006      30.00         170       43,350
Forest Oil Corporation                         01/19/2007      30.00         155       51,150
Forest Oil Corporation                         01/19/2007      35.00          25        2,750
Glamis Gold, Ltd.                              11/17/2006      30.00         170      164,900
Glamis Gold, Ltd.                              11/17/2006      35.00         135       75,600
Glamis Gold, Ltd.                              11/17/2006      40.00         195       51,675
Glamis Gold, Ltd.                              01/19/2007      25.00          25       36,750
Glamis Gold, Ltd.                              01/19/2007      30.00         120      126,000
Glamis Gold, Ltd.                              01/19/2007      35.00         185      123,950
Glamis Gold, Ltd.                              01/19/2007      40.00         165       67,650
Glamis Gold, Ltd.                              01/19/2007      45.00          15        3,450
Glamis Gold, Ltd.                              02/17/2007      35.00          60       42,600
Glamis Gold, Ltd.                              02/17/2007      40.00          25       11,250
Global Industries, Ltd.                        11/17/2006      15.00          15        2,100
Global Industries, Ltd.                        12/15/2006      15.00          50        8,000
Global Industries, Ltd.                        12/15/2006      17.50         145       10,150
Global Industries, Ltd.                        03/16/2007      17.50          10        1,300
Global Industries, Ltd.                        03/16/2007      20.00          25        1,375
Goldcorp, Inc.                                 10/20/2006      22.50          15        2,700
Goldcorp, Inc.                                 11/17/2006      20.00          50       20,500
Goldcorp, Inc.                                 11/17/2006      22.50          25        6,500
Goldcorp, Inc.                                 01/19/2007      20.00         185       86,950
Goldcorp, Inc.                                 01/19/2007      25.00          65       14,950
Goldcorp, Inc.                                 01/19/2007      27.50          90       11,700
Helix Energy Solutions Group, Inc.             12/15/2006      30.00          14        6,580

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Helix Energy Solutions Group, Inc.             12/15/2006     $35.00          58   $   11,600
Helix Energy Solutions Group, Inc.             01/19/2007      30.00          40       20,800
Helix Energy Solutions Group, Inc.             01/19/2007      32.50          10        3,700
Helix Energy Solutions Group, Inc.             01/19/2007      35.00          10        2,600
Helix Energy Solutions Group, Inc.             01/19/2007      37.50          10        1,700
Helix Energy Solutions Group, Inc.             01/19/2007      40.00           5          525
Hydril                                         12/15/2006      50.00          35       28,700
Hydril                                         12/15/2006      55.00          55       28,050
Input/Output, Inc.                             11/17/2006      10.00         135       10,125
Input/Output, Inc.                             01/19/2007      10.00          55        4,950
InterOil Corporation                           10/20/2006      17.50          15        4,350
InterOil Corporation                           11/17/2006      15.00          20        9,800
InterOil Corporation                           11/17/2006      20.00          15        3,975
InterOil Corporation                           12/15/2006      15.00         115       58,650
InterOil Corporation                           12/15/2006      17.50          10        2,800
InterOil Corporation                           01/19/2007      15.00         110       59,400
InterOil Corporation                           01/19/2007      17.50          85       36,550
InterOil Corporation                           01/19/2007      20.00          25        8,750
IPSCO, Inc.                                    10/20/2006      85.00          25        9,750
IPSCO, Inc.                                    11/17/2006      90.00          25        9,000
IPSCO, Inc.                                    12/15/2006      80.00         170      173,400
IPSCO, Inc.                                    12/15/2006      85.00          75       54,750
IPSCO, Inc.                                    12/15/2006      90.00          25       12,250
IPSCO, Inc.                                    01/19/2007      80.00          50       56,000
IPSCO, Inc.                                    01/19/2007      85.00          25       21,000
IPSCO, Inc.                                    01/19/2007      90.00           5        3,000
Jarden Corporation                             10/20/2006      25.00         126       98,280
Manor Care, Inc.                               11/17/2006      45.00           5        3,800
Mariner Energy, Inc.                           11/17/2006      15.00          10        3,500
Mariner Energy, Inc.                           11/17/2006      17.50         120       19,200
Mariner Energy, Inc.                           11/17/2006      20.00          30        1,350
Mariner Energy, Inc.                           02/17/2007      17.50          23        5,405
Mariner Energy, Inc.                           02/17/2007      20.00          25        3,125
Matrix Service Company                         10/20/2006      12.50          25        2,000
Matrix Service Company                         11/17/2006      10.00          10        2,950
Matrix Service Company                         11/17/2006      12.50          15        1,575
Matrix Service Company                         02/17/2007      12.50          10        1,950
McMoRan Exploration Company                    11/17/2006      17.50          45        4,725
McMoRan Exploration Company                    11/17/2006      20.00          10          200
McMoRan Exploration Company                    02/17/2007      17.50          40        7,000
McMoRan Exploration Company                    02/17/2007      20.00          65        4,875
Meridian Gold, Inc.                            01/16/2007      25.00          50       14,500
Meridian Gold, Inc.                            01/16/2007      30.00          90       10,800
Meridian Gold, Inc.                            01/19/2007      22.50          15        6,300
MPS Group, Inc.                                12/15/2006      15.00          50        5,250
Newfield Exploration Company                   11/17/2006      35.00          40       18,400
Newfield Exploration Company                   12/15/2006      35.00          70       35,700
Newfield Exploration Company                   12/15/2006      40.00          50       12,000

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Newfield Exploration Company                   01/19/2007     $35.00         100   $   57,000
Noble Energy, Inc.                             11/17/2006      40.00         177      109,740
Noble Energy, Inc.                             02/17/2007      40.00          85       64,600
OM Group, Inc.                                 12/15/2006      30.00          65       92,950
OM Group, Inc.                                 12/15/2006      35.00          56       54,880
OM Group, Inc.                                 12/15/2006      40.00          10        6,400
OM Group, Inc.                                 03/16/2007      30.00          25       37,750
OM Group, Inc.                                 03/16/2007      35.00          25       28,250
Omnicare, Inc.                                 12/15/2006      40.00          25       11,750
OraSure Technologies, Inc.                     01/19/2007       7.50          25        3,375
OraSure Technologies, Inc.                     01/19/2007      10.00          25        1,125
OSI Systems, Inc.                              10/20/2006      20.00          45        1,800
OSI Systems, Inc.                              01/19/2007      20.00           5          775
OSI Systems, Inc.                              01/19/2007      22.50          10          700
Parker Drilling Company                        01/19/2007       7.50          25        1,375
Payless Shoesource, Inc.                       12/15/2006      22.50          10        3,400
Payless Shoesource, Inc.                       12/15/2006      25.00          20        3,700
Payless Shoesource, Inc.                       03/16/2007      25.00          10        2,850
PetroHawk Energy Corporation                   12/15/2006      10.00          25        2,750
Petroquest Energy, Inc.                        10/20/2006      10.00          25        1,500
Petroquest Energy, Inc.                        10/20/2006      12.50          40          400
Petroquest Energy, Inc.                        01/19/2007      10.00          15        2,100
Petroquest Energy, Inc.                        01/19/2007      12.50          55        2,750
Pioneer Natural Resources Company              12/15/2006      35.00         120       60,000
Pioneer Natural Resources Company              01/19/2007      35.00         105       56,700
PolyOne Corporation                            11/17/2006      10.00         200        1,000
Portalplayer, Inc.                             10/20/2006      10.00          50        7,500
Portalplayer, Inc.                             11/17/2006      10.00         280       43,400
Portalplayer, Inc.                             01/19/2007      10.00         260       52,000
Pride International, Inc.                      10/20/2006      25.00          60       15,300
Pride International, Inc.                      01/19/2007      20.00          10        7,800
Pride International, Inc.                      01/19/2007      25.00          50       19,000
Pride International, Inc.                      01/19/2007      30.00          75       10,875
Randgold Resources, Ltd.                       12/15/2006      17.50          10        3,600
Randgold Resources, Ltd.                       12/15/2006      20.00         150       36,000
Randgold Resources, Ltd.                       12/15/2006      22.50          25        2,750
Randgold Resources, Ltd.                       03/16/2007      25.00          15        1,800
Range Resources Corporation                    10/20/2006      25.00          75        7,500
Range Resources Corporation                    12/15/2006      25.00         260       50,700
Range Resources Corporation                    03/16/2007      25.00          15        4,350
Range Resources Corporation                    03/16/2007      30.00          15        1,575
Smith International, Inc.                      11/17/2006      35.00          20        9,000
Smith International, Inc.                      11/17/2006      37.50          20        5,800
Smith International, Inc.                      11/17/2006      40.00          22        3,960
Smith International, Inc.                      01/19/2007      37.50          60       24,600
Smith International, Inc.                      01/19/2007      40.00          15        4,275
Steel Dynamics, Inc.                           11/17/2006      50.00         100       36,000
Steel Dynamics, Inc.                           01/19/2007      45.00         197      159,570

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Steel Dynamics, Inc.                           01/19/2007     $50.00          60   $   30,600
Steel Dynamics, Inc.                           02/17/2007      45.00         110       94,600
Steel Dynamics, Inc.                           02/17/2007      50.00          20       11,400
Transocean, Inc.                               11/17/2006      75.00          35       13,300
Transocean, Inc.                               02/17/2007      80.00          10        4,800
Transocean, Inc.                               02/17/2007      85.00          10        3,100
Tween Brands, Inc.                             11/17/2006      35.00          40       13,600
Tween Brands, Inc.                             11/17/2006      40.00          35        2,975
Tween Brands, Inc.                             02/17/2007      35.00          10        4,900
Tween Brands, Inc.                             02/17/2007      40.00          10        2,300
United States Steel Corporation                11/17/2006      50.00          20       17,600
United States Steel Corporation                11/17/2006      55.00          30       15,600
United States Steel Corporation                01/16/2007      50.00         220      222,200
United States Steel Corporation                01/19/2007      55.00          10        6,900
US Concrete, Inc.                              03/16/2007       7.50          40        2,400
Vishay Intertechnology, Inc.                   10/20/2006      12.50         180       19,800
                                                                          ------   ----------
Total call options outstanding
   (premiums received, $4,636,302)                                        10,856   $4,732,575
                                                                          ======   ==========

SERIES V CALL OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
First Marblehead Corporation                   12/15/2006     $60.00         400   $  448,000
Granite Construction, Inc.                     12/15/2006      55.00         500      195,000
Great Plains Energy, Inc.                      10/20/2006      30.00         735       84,525
Tyson Foods, Inc.                              11/17/2006      15.00       1,400      168,000
WR Berkley Corporation                         10/20/2006      35.00         206       23,690
                                                                           -----   ----------
Total call options outstanding
   (premiums received, $590,158)                                           3,241   $  919,215
                                                                           =====   ==========

SERIES V PUT OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
Arch Coal, Inc.                                10/20/2006     $30.00         600   $  123,000
                                                                             ---   ----------
Total put options outstanding
   (premiums received, $64,798)                                              600   $  123,000
                                                                             ===   ==========

SERIES Y CALL OPTIONS WRITTEN

                                               EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                      DATE        PRICE    CONTRACTS      VALUE
------------                                   ----------   --------   ---------   ----------
BJ Services Company                            10/20/2006     $37.50         228   $    1,140
First Marblehead Corporation                   10/20/2006      60.00         236      219,480
                                                                             ---   ----------
Total call options outstanding
   (premiums received, $78,908)                                              464   $  220,620
                                                                             ===   ==========

4.   RESTRICTED SECURITIES

     As of September 30, 2006, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

            MARKET                    % OF
            VALUE        COST      NET ASSETS
           --------   ----------   ----------
Series D   $825,232   $  649,992      0.2%
Series H        341          529      0.0%
Series J    501,078    1,656,000      0.1%
Series Q    345,654      337,044      0.2%
Series V    410,303    1,356,000      0.1%

5.   FAIR VALUED SECURITIES

     As of September 30, 2006, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

             MARKET                     % OF
              VALUE        COST      NET ASSETS
           ----------   ----------   ----------
Series E   $2,512,650   $3,786,237      1.7%
Series J    1,705,700    2,978,531      0.4%
Series N      373,826      575,433      0.4%
Series P        7,200    1,492,989      0.1%
Series V    1,504,650    2,065,239      0.4%

6.   ILLIQUID SECURITIES

     As of September 30, 2006, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

              MARKET                      % OF
              VALUE          COST      NET ASSETS
           -----------   -----------   ----------
Series E   $        --   $ 1,289,138      0.0%
Series J    20,912,367    31,492,115      5.4%
Series N     1,770,325     1,782,317      1.8%
Series P             0     1,463,258      0.0%
Series V     8,566,890     9,840,099      2.0%

7.   144A SECURITIES

     As of September 30, 2006, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

              MARKET                      % OF
              VALUE          COST      NET ASSETS
           -----------   -----------   ----------
Series C   $ 1,551,483   $ 1,551,353       1.4%
Series E    11,148,409    11,131,754       7.3%
Series N     1,835,336     1,825,511       1.8%
Series P    16,012,708    16,167,333      17.3%

8.   AFFILIATED ISSUERS

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series J as of September 30, 2006 amounted to $1,656,000 which represents 0.42% of net assets. There were no affiliated companies held in any other Series. Transactions in Series J during the period ended September 30, 2006 in which the portfolio company is an "affiliated person" are as follows:

                                              BALANCE      GROSS        GROSS       BALANCE      REALIZED    INVESTMENT
                                            12/31/2005   ADDITIONS   REDUCTIONS    9/30/2006   GAIN/(LOSS)     INCOME
                                            ----------   ---------   ----------   ----------   -----------   ----------
ThermoEnergy Corporation PIPE (Shares)       1,380,000       --           --       1,380,000        --            --
ThermoEnergy Corporation PIPE (Cost)        $1,302,103      $--          $--      $1,302,103       $--           $--
ThermoEnergy Corporation Warrant (Shares)    1,380,000       --           --       1,380,000        --            --
ThermoEnergy Corporation Warrant (Cost)     $  353,897      $--          $--      $  353,897       $--           $--

* As a result of Series J's beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

9.   SENIOR LOAN

     Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2006.

9.   SECURITY VALUATION

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: November 28, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: November 28, 2006